UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/13

Item 1. Schedule of Investments.

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited)
Templeton Constrained Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 29.6%
Brazil 2.0%
[a]Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18	200	[b]	BRL	$200,293
Canada 2.0%
Government of Canada, 1.00%, 2/01/15	215,000		CAD	202,550
Hungary 3.4%
Government of Hungary,
7.50%, 11/12/20	8,860,000		HUF	44,130
5.375%, 2/21/23	210,000			205,459
A, 5.50%, 12/20/18	8,120,000		HUF	37,315
A, 7.00%, 6/24/22	2,790,000		HUF	13,379
A, 6.00%, 11/24/23	8,120,000		HUF	36,509
				336,792
Ireland 3.8%
Government of Ireland, senior bond, 5.40%, 3/13/25	250,000		EUR	384,460
Mexico 2.5%
Government of Mexico, 8.00%, 12/17/15	29,700	[c]	MXN	245,139
Poland 5.3%
Government of Poland, Strip, 7/25/15	1,700,000		PLN	525,154
Russia 0.6%
[d]Russia Foreign Bond, senior bond, 144A, 7.50%, 3/31/30	53,625			62,875
Serbia 2.1%
[d]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000			209,942
South Korea 6.0%
Korea Monetary Stabilization Bond, senior bond, 2.80%, 8/02/15	640,000,000		KRW	604,200
Ukraine 1.9%
[d]Government of Ukraine, senior note, 144A, 7.50%, 4/17/23	220,000			188,650
Total Foreign Government and Agency Securities (Cost $2,959,989)				2,960,055

Short Term Investments 68.3%
Foreign Government and Agency Securities 53.7%
Austria 4.4%
Government of Austria, senior bond, 4.125%, 1/15/14	320,000		EUR	436,774
Belgium 4.6%
[e]Belgium Treasury Bill, 3/13/14	340,000		EUR	461,768
Finland 4.6%
[d]Government of Finland, senior bond, 144A, 3.125%, 9/15/14	330,000		EUR	458,892
France 4.6%
[e]France Treasury Bill, 4/30/14	340,000		EUR	461,692
Germany 4.6%
[e]German Treasury Bill, 2/12/14	340,000		EUR	461,805
Malaysia 3.7%
[e]Bank of Negara Monetary Note, 8/05/14	1,200,000		MYR	364,782
Netherlands 4.6%
[e]Dutch Treasury Bill, 2/28/14	340,000		EUR	461,794
New Zealand 4.5%
[e]New Zealand Treasury Bill, 7/02/14	560,000		NZD	448,435

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Norway 4.5%
[e]Norway Treasury Bill, 3/19/14	2,750,000	NOK	446,605
Philippines 1.1%
Government of the Philippines, senior note, 6.25%, 1/27/14	4,920,000	PHP	113,499
Singapore 3.9%
[e]Singapore Treasury Bill, 5/02/14	495,000	SGD	394,056
Sweden 4.0%
Government of Sweden, 6.75%, 5/05/14	2,530,000	SEK	395,312
United Kingdom 4.6%
United Kingdom Treasury Note, 2.25%, 3/07/14	280,000	GBP	460,246
Total Foreign Government and Agency Securities (Cost $5,373,500)			5,365,660
Total Investments before Money Market Funds (Cost $8,333,489)			8,325,715
	Shares
Money Market Funds (Cost $1,451,779) 14.6%
United States 14.6%
[f,g]Institutional Fiduciary Trust Money Market Portfolio	1,451,779		1,451,779
Total Investments (Cost $9,785,268) 97.9%			9,777,494
Other Assets, less Liabilities 2.1%			209,076
Net Assets 100.0%			$9,986,570

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Redemption price at maturity is adjusted for inflation.
b Principal amount is stated in 1,000 Brazilian Units.
c Principal amount is stated in 100 Mexican Peso Units.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2013, the aggregate value of these securities was $920,359, representing 9.22% of net assets.
e The security is traded on a discount basis with no stated coupon rate.
f Non-income producing.
g The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

At November 30, 2013, the Fund had the follow ing forw ard exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*		Date	Appreciation Depreciation
Indian Rupee	JPHQ	Buy	8,714,250	135,000		12/26/13	$3,693	$-
Euro	GSCO	Sell	381,000	513,413		12/27/13	-	(4,133)
Chilean Peso	JPHQ	Buy	91,760,400	180,000		3/26/14	-	(9,919)
Sw edish Krona	BZWS	Buy	577,000	66,413	EUR	3/26/14	-	(2,458)
Euro	JPHQ	Sell	509,864	688,479		3/27/14	-	(4,222)
New Zealand Dollar	CITI	Sell	549,279	446,169		6/03/14	5,605	-
Japanese Yen	BZWS	Sell	44,316,000	450,000		6/26/14	16,723	-
Euro	JPHQ	Sell	509,864	688,660		6/27/14	-	(4,175)
Euro	BZWS	Sell	615,279	830,381		8/29/14	-	(5,846)
Euro	BZWS	Sell	311,000	419,741		9/26/14	-	(2,981)
Japanese Yen	CITI	Sell	44,248,950	450,000		9/26/14	17,018	-
Malaysian Ringgit	HSBK	Buy	587,160	180,000		9/26/14	464	-
Mexican Peso	HSBK	Buy	2,684,948	202,500		9/26/14	-	(2,516)
South Korean Won	HSBK	Buy	135,606,400	124,000		9/26/14	2,249	-
Euro	JPHQ	Sell	70,000	94,589		9/29/14	-	(559)
Euro	GSCO	Sell	679,887	917,888		9/30/14	-	(6,252)
Euro	CITI	Sell	33,000	44,603		9/30/14	-	(253)
British Pound	DBAB	Sell	282,759	453,178		10/08/14	-	(8,046)
Norw egian Krone	DBAB	Sell	2,731,850	451,994		10/08/14	11,530	-
Unrealized appreciation (depreciation)							57,282	(51,360)
Net unrealized appreciation (depreciation)							$5,922

* In U.S. dollars unless otherw ise indicated.

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank N.A.

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited)
Templeton Emerging Markets Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 61.5%
Argentina 1.7%
Government of Argentina, senior bond, 7.00%, 10/03/15	226,000			$220,212
Ghana 5.4%
Government of Ghana,
24.00%, 5/25/15	5,000		GHS	2,335
21.00%, 10/26/15	886,000		GHS	401,461
16.90%, 3/07/16	100,000		GHS	42,302
19.24%, 5/30/16	50,000		GHS	22,090
23.00%, 8/21/17	30,000		GHS	14,537
[a]144A, 7.875%, 8/07/23	200,000			196,625
				679,350
Hungary 10.4%
Government of Hungary,
5.50%, 12/22/16	115,000,000		HUF	536,806
5.375%, 2/21/23	790,000			772,916
				1,309,722
Indonesia 0.6%
Government of Indonesia, FR27, 9.50%, 6/15/15	860,000,000		IDR	73,908
Malaysia 3.4%
Government of Malaysia, 3.741%, 2/27/15	1,370,000		MYR	428,569
Mexico 3.8%
Government of Mexico,
6.00%, 6/18/15	60,000	[b]	MXN	473,709
6.25%, 6/16/16	170	[b]	MXN	1,368
7.25%, 12/15/16	700	[b]	MXN	5,789
				480,866
Mongolia 1.3%
[a]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000			170,306
Nigeria 1.8%
Government of Nigeria, 4.00%, 4/23/15	40,000,000		NGN	224,295
Philippines 0.5%
Government of the Philippines, senior note, 1.625%, 4/25/16	2,600,000		PHP	59,152
Poland 3.7%
Government of Poland, 5.50%, 4/25/15	1,400,000		PLN	469,520
Serbia 5.6%
[a]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	250,000			262,428
Serbia Treasury Bond, 10.00%, 4/04/15	17,400,000		RSD	204,666
Serbia Treasury Note, 10.00%, 11/08/15	20,100,000		RSD	234,845
				701,939
Slovenia 1.6%
[a]Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	200,000			198,352
South Korea 3.7%
Korea Monetary Stabilization Bond, senior note, 2.74%, 2/02/15	500,000,000		KRW	472,612
Sri Lanka 0.9%
Government of Sri Lanka, C, 8.50%, 4/01/18	15,500,000		LKR	108,031
Ukraine 9.9%
[a]Government of Ukraine,
senior bond, 144A, 7.80%, 11/28/22	720,000			624,456
senior note, 144A, 7.50%, 4/17/23	530,000			454,475

Quarterly Statement of Investments | See Notes to Statements of Investments.

	Templeton Income Trust
	Statement of Investments, November 30, 2013 (unaudited) (continued)
	[a]Kyiv Finance PLC (City of Kiev), loan participation, senior note, 144A, 9.375%,
	7/11/16	200,000		171,375
				1,250,306
	Uruguay 7.2%
	[c]Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	945,876	UYU	47,280
	Uruguay Notas del Tesoro, 10.25%, 8/22/15	17,800,000	UYU	797,643
	Uruguay Treasury Bill, Strip,
	5/14/15	1,600,000	UYU	61,703
	7/02/15	30,000	UYU	1,145
				907,771
	Total Foreign Government and Agency Securities (Cost $8,090,681)			7,754,911
Quasi	-Sovereign and Corporate Bonds 9.2%
	Romania 1.1%
	[a]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	100,000	EUR	139,491
	Russia 0.9%
	[a]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation, secured note, 144A,
	7.875%, 9/25/17	100,000		111,218
	South Africa 3.7%
	[a]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	100,000	EUR	144,330
	[a]Edcon Pty. Ltd., senior secured note, 144A, 9.50%, 3/01/18	230,000	EUR	326,882
				471,212
	Venezuela 3.5%
	Petroleos de Venezuela SA, senior sub. bond, 4.90%, 10/28/14	480,000		437,337
	Total Quasi-Sovereign and Corporate Bonds (Cost $1,148,844)			1,159,258
	Total Investments before Short Term Investments (Cost $9,239,525)			8,914,169

	Short Term Investments 25.1%
	Foreign Government and Agency Securities 10.3%
	Mexico 0.1%
	[d]Mexico Treasury Bill, 3/20/14	8,200	MXN	6,189
	Nigeria 6.9%
	[d]Nigeria Treasury Bill, 2/20/14	141,000,000	NGN	867,155
	Philippines 3.3%
	[d]Philippine Treasury Bills,
	6/04/14	5,920,000	PHP	135,393
	12/04/13 - 9/03/14	12,490,000	PHP	285,623
				421,016
	Total Foreign Government and Agency Securities (Cost $1,306,761)			1,294,360
	Total Investments before Money Market Funds (Cost $10,546,286)			10,208,529
		Shares
	Money Market Funds (Cost $1,864,907) 14.8%
	United States 14.8%
	[e,f]Institutional Fiduciary Trust Money Market Portfolio	1,864,907		1,864,907
	Total Investments (Cost $12,411,193) 95.8%			12,073,436
	Other Assets, less Liabilities 4.2%			532,911
	Net Assets 100.0%			$12,606,347

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
* The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2013, the aggregate value of these securities was $2,799,938, representing 22.21% of net assets.
bPrincipal amount is stated in 100 Mexican Peso Units.
c Principal amount of security is adjusted for inflation.
dThe security is traded on a discount basis with no stated coupon rate.
eNon-income producing.
fThe Institutional Fiduciary Trust Money Market Portfolio is managed by Fund's investment manager.

At November 30, 2013, the Fund had the follow ing forw ard exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount	Date	Appreciation Depreciation
Malaysian Ringgit	JPHQ	Buy	217,000	$67,891	1/02/14	$-	$(594)
Philippine Peso	JPHQ	Buy	325,000	7,502	1/02/14	-	(47)
Indian Rupee	JPHQ	Buy	13,837,500	217,691	1/07/14	1,819	-
Euro	DBAB	Sell	155,000	199,315	4/04/14	-	(11,271)
Chilean Peso	DBAB	Buy	148,335,000	300,000	4/07/14	-	(25,409)
Euro	BZWS	Sell	367,000	472,898	4/07/14	-	(25,717)
Japanese Yen	BZWS	Sell	46,442,500	500,000	4/07/14	46,194	-
Malaysian Ringgit	JPHQ	Buy	629,300	200,000	4/07/14	-	(4,838)
Peruvian Nuevo Sol	DBAB	Buy	130,000	50,000	4/07/14	-	(4,363)
South Korean Won	JPHQ	Buy	227,006,000	200,000	4/07/14	12,869	-
South Korean Won	JPHQ	Buy	45,013,200	40,000	5/15/14	2,130	-
South Korean Won	JPHQ	Buy	11,204,500	10,000	5/16/14	486	-
South Korean Won	JPHQ	Buy	33,766,200	30,000	5/20/14	1,595	-
Euro	BZWS	Sell	105,000	135,161	5/21/14	-	(7,506)
South Korean Won	JPHQ	Buy	33,768,000	30,000	5/21/14	1,596	-
Mexican Peso	JPHQ	Buy	6,083,000	473,496	5/28/14	-	(15,852)
Philippine Peso	DBAB	Buy	5,631,080	130,000	6/30/14	-	(216)
Malaysian Ringgit	JPHQ	Buy	291,780	90,000	7/01/14	20	-
Malaysian Ringgit	DBAB	Buy	389,000	120,000	7/01/14	15	-
Philippine Peso	JPHQ	Buy	823,000	18,998	7/01/14	-	(29)
Malaysian Ringgit	JPHQ	Buy	70,000	21,703	7/02/14	-	(110)
Malaysian Ringgit	DBAB	Buy	16,110	5,001	7/03/14	-	(32)
Malaysian Ringgit	DBAB	Buy	151,500	46,960	7/07/14	-	(261)
Euro	DBAB	Sell	128,180	168,352	7/21/14	-	(5,839)
Malaysian Ringgit	HSBK	Buy	356,895	110,000	7/21/14	-	(225)
Euro	DBAB	Sell	393,000	534,677	10/07/14	476	-
Euro	DBAB	Sell	100,000	138,114	10/30/14	2,174	-
Euro	DBAB	Sell	118,000	162,511	10/31/14	2,101	-
Euro	DBAB	Sell	59,000	79,623	11/05/14	-	(583)
Euro	BZWS	Sell	100,000	134,470	11/14/14	-	(1,478)
Unrealized appreciation (depreciation)						71,475	(104,370)
Net unrealized appreciation (depreciation)							$(32,895)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

At November 30, 2013, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.018%	JPHQ	8/22/23	$520,000	$-	$(14,521)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.848%	JPHQ	8/22/43	300,000	-	(7,775)
Net unrealized appreciation (depreciation)					$(22,296)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank N.A.

Currency

EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
UYU	-	Uruguayan Peso

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited)
Templeton Global Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 75.8%
Brazil 4.4%
Letra Tesouro Nacional, Strip,
1/01/15	177,030	[a]	BRL	$67,810,835
1/01/16	559,730	[a]	BRL	189,524,966
1/01/17	988,370	[a]	BRL	295,696,244
Nota Do Tesouro Nacional,
10.00%, 1/01/14	78,500	[a]	BRL	33,592,917
10.00%, 1/01/17	930,930	[a]	BRL	376,589,505
10.00%, 1/01/21	195,750	[a]	BRL	73,786,944
10.00%, 1/01/23	744,290	[a]	BRL	272,712,966
[b]Index Linked, 6.00%, 5/15/15	513,884	[a]	BRL	525,615,664
[b]Index Linked, 6.00%, 8/15/16	316,890	[a]	BRL	320,963,393
[b]Index Linked, 6.00%, 5/15/17	4,429	[a]	BRL	4,467,430
[b]Index Linked, 6.00%, 8/15/18	269,945	[a]	BRL	270,338,742
[b]Index Linked, 6.00%, 8/15/22	308,160	[a]	BRL	301,751,675
[b]Index Linked, 6.00%, 5/15/45	131,725	[a]	BRL	122,840,438
senior note, 10.00%, 1/01/19	569,840	[a]	BRL	221,953,182
				3,077,644,901
Canada 2.7%
Government of Canada,
2.25%, 8/01/14	140,932,000		CAD	133,883,409
1.00%, 11/01/14	446,376,000		CAD	420,543,802
2.00%, 12/01/14	387,422,000		CAD	368,607,488
1.00%, 2/01/15	1,061,937,000		CAD	1,000,441,694
				1,923,476,393
Hungary 6.3%
Government of Hungary,
5.50%, 2/12/14	35,819,100,000		HUF	162,179,873
7.75%, 8/24/15	32,210,410,000		HUF	155,438,652
5.50%, 2/12/16	28,980,500,000		HUF	135,391,911
5.50%, 12/22/16	11,457,880,000		HUF	53,483,987
4.125%, 2/19/18	136,990,000			137,674,950
6.50%, 6/24/19	19,874,900,000		HUF	95,048,201
7.50%, 11/12/20	12,781,880,000		HUF	63,664,481
5.375%, 2/21/23	252,890,000			247,421,254
A, 8.00%, 2/12/15	20,591,600,000		HUF	97,964,395
A, 6.75%, 11/24/17	72,949,320,000		HUF	353,518,605
A, 5.50%, 12/20/18	20,175,250,000		HUF	92,714,958
A, 7.00%, 6/24/22	22,537,510,000		HUF	108,078,077
A, 6.00%, 11/24/23	6,679,090,000		HUF	30,029,945
B, 6.75%, 2/24/17	32,992,300,000		HUF	158,912,553
D, 6.75%, 8/22/14	96,881,630,000		HUF	447,791,302
[c]Reg S, 6.00%, 1/11/19	179,922,000		EUR	263,347,509
senior note, 6.25%, 1/29/20	390,004,000			420,229,310
senior note, 6.375%, 3/29/21	927,200,000			997,899,000
[c]senior note, Reg S, 3.50%, 7/18/16	11,765,000		EUR	16,301,607
[c]senior note, Reg S, 4.375%, 7/04/17	104,973,000		EUR	146,509,563
[c]senior note, Reg S, 5.75%, 6/11/18	143,730,000		EUR	208,665,774
[c]senior note, Reg S, 3.875%, 2/24/20	41,781,000		EUR	55,292,441
				4,447,558,348
Iceland 0.3%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	173,200,000			179,591,080

Indonesia 1.7%
Government of Indonesia,
FR20, 14.275%, 12/15/13	301,008,000,000		IDR	25,253,217
FR26, 11.00%, 10/15/14	145,580,000,000		IDR	12,575,681
FR27, 9.50%, 6/15/15	55,210,000,000		IDR	4,744,714
FR28, 10.00%, 7/15/17	104,700,000,000		IDR	9,298,543
FR30, 10.75%, 5/15/16	185,655,000,000		IDR	16,542,882
FR31, 11.00%, 11/15/20	889,507,000,000		IDR	84,170,578

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
FR32, 15.00%, 7/15/18	1,150,000,000		IDR	121,228
FR34, 12.80%, 6/15/21	1,505,113,000,000		IDR	155,456,048
FR35, 12.90%, 6/15/22	798,372,000,000		IDR	83,525,599
FR36, 11.50%, 9/15/19	401,590,000,000		IDR	38,350,359
FR37, 12.00%, 9/15/26	66,550,000,000		IDR	6,788,852
FR39, 11.75%, 8/15/23	556,845,000,000		IDR	55,626,310
FR40, 11.00%, 9/15/25	710,760,000,000		IDR	68,178,018
FR42, 10.25%, 7/15/27	818,390,000,000		IDR	74,219,544
FR43, 10.25%, 7/15/22	319,455,000,000		IDR	29,210,933
FR44, 10.00%, 9/15/24	197,824,000,000		IDR	17,863,191
FR46, 9.50%, 7/15/23	2,825,220,000,000		IDR	248,200,097
FR47, 10.00%, 2/15/28	1,854,867,000,000		IDR	165,241,012
FR48, 9.00%, 9/15/18	341,640,000,000		IDR	29,526,852
FR52, 10.50%, 8/15/30	896,704,000,000		IDR	83,242,646
				1,208,136,304
Ireland 9.4%
Government of Ireland,
5.50%, 10/18/17	581,634,900		EUR	897,964,211
5.90%, 10/18/19	572,988,000		EUR	911,969,589
4.50%, 4/18/20	471,335,000		EUR	697,068,651
5.00%, 10/18/20	1,419,015,000		EUR	2,156,009,354
senior bond, 4.50%, 10/18/18	170,232,000		EUR	255,840,479
senior bond, 4.40%, 6/18/19	390,069,000		EUR	581,362,461
senior bond, 5.40%, 3/13/25	723,011,670		EUR	1,111,874,693
				6,612,089,438
Lithuania 1.1%
[d]Government of Lithuania, 144A,
6.75%, 1/15/15	340,330,000			361,815,033
7.375%, 2/11/20	259,310,000			314,576,740
6.125%, 3/09/21	101,430,000			115,605,350
				791,997,123
Malaysia 7.2%
Government of Malaysia,
3.434%, 8/15/14	1,533,215,000		MYR	477,200,984
3.741%, 2/27/15	2,361,675,000		MYR	738,787,897
3.835%, 8/12/15	2,113,965,000		MYR	664,051,837
4.72%, 9/30/15	1,569,370,000		MYR	501,059,518
3.197%, 10/15/15	2,150,865,000		MYR	668,639,192
senior bond, 5.094%, 4/30/14	4,013,460,000		MYR	1,255,878,784
senior bond, 4.262%, 9/15/16	949,427,000		MYR	303,009,870
senior note, 3.172%, 7/15/16	1,463,900,000		MYR	454,446,860
				5,063,074,942
Mexico 4.5%
Government of Mexico,
7.00%, 6/19/14	91,399,100	[e]	MXN	710,152,459
9.50%, 12/18/14	37,429,700	[e]	MXN	302,684,287
6.00%, 6/18/15	16,289,740	[e]	MXN	128,609,784
8.00%, 12/17/15	96,819,810	[e]	MXN	799,136,441
6.25%, 6/16/16	19,203,950	[e]	MXN	154,545,062
7.25%, 12/15/16	89,531,000	[e]	MXN	740,474,919
[f]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	5,045,405	[g]	MXN	40,464,282
5.00%, 6/16/16	12,929,033	[g]	MXN	109,513,586
3.50%, 12/14/17	10,954,463	[g]	MXN	91,342,067
4.00%, 6/13/19	6,853,308	[g]	MXN	58,962,604
2.50%, 12/10/20	5,487,143	[g]	MXN	43,361,742
				3,179,247,233
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	75,919,519

Philippines 0.5%
Government of the Philippines,
4.625%, 11/25/15	1,756,700,000		PHP	41,931,234

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
senior bond, 9.125%, 9/04/16	619,630,000	PHP	16,349,855
senior note, 6.25%, 1/27/14	3,702,970,000	PHP	85,423,719
senior note, 1.625%, 4/25/16	8,806,980,000	PHP	200,364,765
			344,069,573
Poland 9.9%
Government of Poland,
5.75%, 4/25/14	2,480,680,000	PLN	811,711,358
5.50%, 4/25/15	4,452,193,000	PLN	1,493,138,943
6.25%, 10/24/15	5,168,683,000	PLN	1,773,885,325
5.00%, 4/25/16	2,472,048,000	PLN	833,830,976
4.75%, 10/25/16	617,020,000	PLN	208,002,526
5.75%, 9/23/22	495,970,000	PLN	175,576,585
[h]FRN, 2.71%, 1/25/17	2,005,988,000	PLN	646,193,873
[h]FRN, 2.71%, 1/25/21	2,035,015,000	PLN	642,542,014
senior note, 6.375%, 7/15/19	297,700,000		350,105,619
			6,934,987,219
Russia 1.0%
Russia Foreign Bond, senior bond,
[d]144A, 7.50%, 3/31/30	481,521,040		564,583,419
[c]Reg S, 7.50%, 3/31/30	124,885,475		146,428,220
			711,011,639
Serbia 0.7%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	100,490,000		100,678,419
4.875%, 2/25/20	190,710,000		179,267,400
7.25%, 9/28/21	211,710,000		222,234,104
			502,179,923
Singapore 0.4%
Government of Singapore, senior note, 1.125%, 4/01/16	328,050,000	SGD	266,774,354

Slovenia 1.2%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	397,289,000		394,015,339
5.85%, 5/10/23	408,080,000		412,213,850
			806,229,189
South Korea 15.5%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		15,329,941
Korea Monetary Stabilization Bond,
senior bond, 3.48%, 12/02/13	188,714,600,000	KRW	178,333,790
senior bond, 3.47%, 2/02/14	805,900,480,000	KRW	762,734,758
senior bond, 3.59%, 4/02/14	381,360,620,000	KRW	361,603,699
senior bond, 2.47%, 4/02/15	804,984,870,000	KRW	757,990,095
senior bond, 2.80%, 8/02/15	371,739,100,000	KRW	350,945,167
senior bond, 2.81%, 10/02/15	152,005,000,000	KRW	143,579,439
senior note, 3.28%, 6/02/14	452,128,690,000	KRW	428,738,038
senior note, 2.57%, 6/09/14	392,805,000,000	KRW	371,160,463
senior note, 2.82%, 8/02/14	229,197,800,000	KRW	216,910,643
senior note, 2.78%, 10/02/14	914,157,100,000	KRW	864,896,556
senior note, 2.84%, 12/02/14	404,622,980,000	KRW	382,951,656
senior note, 2.74%, 2/02/15	975,821,950,000	KRW	922,370,815
senior note, 2.76%, 6/02/15	1,835,253,600,000	KRW	1,733,387,665
Korea Treasury Bond,
senior bond, 3.00%, 12/10/13	1,702,557,850,000	KRW	1,609,029,026
senior bond, 3.50%, 6/10/14	290,240,000,000	KRW	275,558,906
senior bond, 5.25%, 9/10/15	26,000,000,000	KRW	25,574,229
senior bond, 5.00%, 9/10/16	175,000,000,000	KRW	173,905,060
senior note, 3.25%, 12/10/14	212,343,630,000	KRW	201,768,684
senior note, 4.50%, 3/10/15	15,630,000,000	KRW	15,088,464
senior note, 3.25%, 6/10/15	239,917,540,000	KRW	228,192,938
senior note, 4.00%, 9/10/15	82,830,000,000	KRW	79,801,744
senior note, 2.75%, 12/10/15	793,131,600,000	KRW	747,280,742

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Korea Treasury Note, senior bond, 4.00%, 3/10/16	31,259,900,000	KRW	30,209,180
			10,877,341,698
Sri Lanka 0.9%
Government of Sri Lanka,
A, 7.00%, 3/01/14	935,200,000	LKR	7,092,521
A, 11.25%, 7/15/14	23,159,500,000	LKR	178,359,029
A, 11.75%, 3/15/15	166,090,000	LKR	1,293,718
A, 6.50%, 7/15/15	3,488,190,000	LKR	25,245,061
A, 11.00%, 8/01/15	15,208,000,000	LKR	117,380,848
A, 6.40%, 8/01/16	2,094,100,000	LKR	14,455,991
A, 5.80%, 1/15/17	2,419,800,000	LKR	16,192,195
A, 8.00%, 11/15/18	6,671,840,000	LKR	44,764,107
A, 9.00%, 5/01/21	10,254,020,000	LKR	69,091,001
B, 11.75%, 4/01/14	1,487,710,000	LKR	11,421,645
B, 6.60%, 6/01/14	759,700,000	LKR	5,714,044
B, 11.00%, 9/01/15	3,443,800,000	LKR	26,569,868
B, 6.40%, 10/01/16	1,421,400,000	LKR	9,703,045
B, 5.80%, 7/15/17	810,400,000	LKR	5,250,805
B, 8.50%, 7/15/18	1,975,710,000	LKR	13,736,491
C, 8.50%, 4/01/18	3,070,570,000	LKR	21,401,113
D, 8.50%, 6/01/18	7,532,460,000	LKR	52,189,187
Sri Lanka Government Bond, 8.00%, 1/01/17	476,700,000	LKR	3,375,399
			623,236,068
[i]Supranational 0.3%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	207,885,383

Sweden 3.3%
Government of Sweden, 6.75%, 5/05/14	6,893,300,000	SEK	1,077,076,154
Kommuninvest I Sverige AB, 2.25%, 5/05/14	8,098,170,000	SEK	1,241,605,394
			2,318,681,548
Ukraine 4.1%
[d]Government of Ukraine,
144A, 7.95%, 6/04/14	391,240,000		378,035,650
144A, 6.875%, 9/23/15	10,500,000		9,784,688
144A, 9.25%, 7/24/17	557,980,000		521,013,825
144A, 7.75%, 9/23/20	181,290,000		160,441,650
senior bond, 144A, 6.58%, 11/21/16	135,700,000		121,543,098
senior bond, 144A, 7.80%, 11/28/22	572,565,000		496,585,624
senior note, 144A, 4.95%, 10/13/15	50,870,000	EUR	64,090,889
senior note, 144A, 6.25%, 6/17/16	349,346,000		313,319,694
senior note, 144A, 6.75%, 11/14/17	82,883,000		73,247,851
senior note, 144A, 7.95%, 2/23/21	554,350,000		490,253,281
senior note, 144A, 7.50%, 4/17/23	273,808,000		234,790,360
			2,863,106,610
Vietnam 0.3%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	199,780,000		216,783,276

Total Foreign Government and Agency Securities (Cost $51,436,942,343)			53,231,021,761
Quasi-Sovereign and Corporate Bonds 0.9%
Hungary 0.4%
[d]Hungarian Development Bank, senior note, 144A, 6.25%, 10/21/20	250,000,000		253,906,250

South Korea 0.2%
The Export-Import Bank of Korea,
senior bond, 5.125%, 3/16/15	6,330,000		6,672,358
senior note, 4.625%, 2/20/17	14,090,000	EUR	21,008,863
[d]senior note, 144A, 5.25%, 2/10/14	6,200,000		6,254,045
[d]senior note, 144A, 1.45%, 5/19/14	691,680,000	SEK	105,603,876
			139,539,142
Ukraine 0.3%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	23,747,000		20,585,325

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
7.40%, 4/20/18	238,810,000			200,818,911
				221,404,236
Total Quasi-Sovereign and Corporate Bonds (Cost $636,719,767)				614,849,628
Municipal Bonds 0.0%†
United States 0.0%†
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%,
8/15/47	6,900,000			7,220,505
Riverside County Transportation Commission Sales Tax Revenue, Build America
Bonds, Limited Tax, Series B, 6.807%, 6/01/39	11,380,000			14,006,049
Total Municipal Bonds (Cost $17,535,350)				21,226,554
Total Investments before Short Term Investments (Cost $52,091,197,460)				53,867,097,943

Short Term Investments 21.4%
Foreign Government and Agency Securities 7.2%
Brazil 0.2%
Letra Tesouro Nacional, Strip, 4/01/14	394,670	[a]	BRL	163,716,240
Canada 1.9%
Government of Canada,
1.00%, 2/01/14	734,458,000		CAD	691,926,551
2.00%, 3/01/14	272,313,000		CAD	257,200,462
0.75%, 5/01/14	394,158,000		CAD	371,128,538
				1,320,255,551
Hungary 0.1%
[j]Hungary Treasury Bills, 1/08/14 - 6/25/14	15,022,990,000		HUF	67,052,249
Philippines 1.1%
[j]Philippine Treasury Bills, 12/11/13 - 11/05/14	34,793,590,000		PHP	795,043,629
Singapore 3.5%
[j]Monetary Authority of Singapore Treasury Bills, 1/03/14 - 2/14/14	646,880,000		SGD	515,301,009
[j]Singapore Treasury Bills, 12/27/13 - 5/30/14	2,435,350,000		SGD	1,939,423,578
				2,454,724,587
South Korea 0.3%
Korea Monetary Stabilization Bond, senior bond, 2.55%, 5/09/14	199,395,200,000		KRW	188,409,920
Sweden 0.1%
[j]Sweden Treasury Bills, 12/18/13	620,740,000		SEK	94,607,791
Total Foreign Government and Agency Securities (Cost $5,136,197,610)				5,083,809,967
U.S. Government and Agency Securities (Cost $330,789,630) 0.5%
United States 0.5%
[j]FHLB, 12/04/13 - 12/06/13	330,792,000			330,791,669
Total Investments before Money Market Funds (Cost $57,558,184,700)				59,281,699,579
	Shares
Money Market Funds (Cost $9,605,500,297) 13.7%
United States 13.7%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	9,605,500,297			9,605,500,297

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Total Investments (Cost $67,163,684,997) 98.1%	68,887,199,876
Other Assets, less Liabilities 1.9%	1,309,932,772
Net Assets 100.0%	$70,197,132,648

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2013, the aggregate value of these securities was $836,545,114, representing 1.19% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2013, the aggregate value of these securities was $6,511,639,027, representing 9.28% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in 100 Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j The security is traded on a discount basis with no stated coupon rate.
k Non-income producing.
l The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At November 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*	Date	Appreciation	Depreciation
Euro	DBAB	Sell	89,200,000	116,312,786	12/03/13	$-	$(4,856,338)
Euro	UBSW	Sell	41,865,000	54,581,494	12/03/13	-	(2,287,849)
Indian Rupee	CITI	Sell	1,585,066,500	25,107,976	12/03/13	-	(268,111)
Indian Rupee	CITI	Buy	1,585,066,500	22,637,339	12/03/13	2,738,747	-
Indian Rupee	JPHQ	Buy	3,689,300,000	55,336,733	12/04/13	3,711,907	-
Indian Rupee	JPHQ	Sell	3,689,300,000	59,085,522	12/04/13	36,882	-
Malaysian Ringgit	JPHQ	Buy	352,411,000	113,886,699	12/04/13	-	(4,595,029)
Malaysian Ringgit	JPHQ	Sell	352,411,000	109,529,448	12/04/13	237,779	-
Chilean Peso	DBAB	Buy	8,550,080,000	16,998,171	12/05/13	-	(968,654)
Chilean Peso	DBAB	Buy	16,276,230,000	32,429,229	12/06/13	-	(1,918,182)
Euro	UBSW	Sell	226,537,356	297,393,037	12/09/13	-	(10,334,327)
Euro	HSBK	Sell	21,570,052	28,371,089	12/09/13	-	(929,576)
Singapore Dollar	DBAB	Buy	150,355,000	123,464,444	12/10/13	-	(3,654,102)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Singapore Dollar	GSCO	Buy	87,786,250	70,567,725		12/11/13	-	(615,233)
Euro	JPHQ	Sell	127,432,000	166,338,901		12/13/13	-	(6,763,957)
Hungary Forint	DBAB	Buy	18,887,534,188	85,628,626		12/13/13	-	(580,291)
Indian Rupee	JPHQ	Buy	2,855,265,000	44,665,509		12/13/13	929,001	-
Malaysian Ringgit	DBAB	Buy	151,275,000	47,683,215		12/13/13	-	(768,969)
Polish Zloty	DBAB	Buy	35,195,600	8,335,449	EUR	12/13/13	38,816	-
Singapore Dollar	DBAB	Buy	150,260,000	119,216,122		12/13/13	518,734	-
Mexican Peso	CITI	Buy	2,030,785,800	155,457,335		12/16/13	-	(724,117)
Swedish Krona	MSCO	Buy	1,056,848,700	120,598,021	EUR	12/16/13	-	(2,743,923)
Australian Dollar	MSCO	Buy	147,210,000	151,261,955		12/17/13	-	(17,313,727)
Australian Dollar	JPHQ	Buy	293,760,010	25,136,339,031	JPY	12/17/13	21,839,922	-
Australian Dollar	JPHQ	Sell	293,760,010	27,548,813,737	JPY	12/17/13	1,717,860	-
Australian Dollar	MSCO	Sell	147,210,000	141,271,549		12/17/13	7,323,321	-
Malaysian Ringgit	JPHQ	Buy	140,706,364	45,345,267		12/17/13	-	(1,708,626)
Swedish Krona	UBSW	Buy	433,849,000	49,139,087	EUR	12/17/13	-	(628,203)
Indian Rupee	JPHQ	Buy	2,095,665,000	30,015,254		12/18/13	3,406,832	-
Swedish Krona	UBSW	Buy	433,883,000	48,846,396	EUR	12/18/13	-	(226,893)
Swedish Krona	DBAB	Buy	1,217,000,000	137,584,082	EUR	12/19/13	-	(1,421,105)
Malaysian Ringgit	HSBK	Buy	167,392,229	53,880,000		12/20/13	-	(1,967,391)
Mexican Peso	CITI	Buy	973,603,510	72,686,813		12/23/13	1,457,478	-
Singapore Dollar	DBAB	Buy	205,097,300	163,294,029		12/23/13	138,970	-
Indian Rupee	JPHQ	Buy	1,429,725,000	22,290,692		12/26/13	464,397	-
Indian Rupee	DBAB	Buy	3,034,046,000	47,150,221		12/26/13	1,138,776	-
Indian Rupee	JPHQ	Buy	3,438,250,500	53,818,528		12/31/13	831,188	-
Indian Rupee	DBAB	Buy	2,122,955,800	33,230,376		12/31/13	513,219	-
Malaysian Ringgit	JPHQ	Buy	159,282,000	49,402,022		12/31/13	-	(4,606)
Indian Rupee	HSBK	Buy	2,287,801,000	35,693,629		1/06/14	608,956	-
Indian Rupee	CITI	Buy	1,569,772,500	24,278,462		1/06/14	630,523	-
Chilean Peso	DBAB	Buy	24,066,765,000	48,718,148		1/07/14	-	(3,757,155)
Indian Rupee	DBAB	Buy	1,979,778,000	31,180,160		1/07/14	225,945	-
Indian Rupee	JPHQ	Buy	2,575,440,000	40,516,764		1/07/14	338,593	-
Japanese Yen	DBAB	Sell	10,434,667,000	120,521,916		1/07/14	18,611,278	-
Chilean Peso	DBAB	Buy	12,284,600,000	24,857,548		1/08/14	-	(1,910,119)
Indian Rupee	DBAB	Buy	2,510,663,000	39,899,293		1/08/14	-	(82,681)
Malaysian Ringgit	DBAB	Buy	108,664,680	35,129,047		1/08/14	-	(1,429,354)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Chilean Peso	DBAB	Buy	17,261,240,000	35,055,321	1/10/14	-	(2,818,316)
Euro	CITI	Sell	29,000,000	38,040,750	1/10/14	-	(1,353,245)
Japanese Yen	CITI	Sell	3,332,090,000	38,190,581	1/10/14	5,647,137	-
Mexican Peso	CITI	Buy	2,335,652,631	178,635,000	1/10/14	-	(1,017,480)
Chilean Peso	MSCO	Buy	21,679,600,000	44,050,798	1/13/14	-	(3,574,709)
Euro	UBSW	Sell	49,935,936	65,365,641	1/13/14	-	(2,468,347)
Euro	CITI	Sell	192,914,073	256,575,717	1/14/14	-	(5,483,099)
Euro	JPHQ	Sell	26,531,589	34,736,483	1/14/14	-	(1,304,624)
Japanese Yen	UBSW	Sell	3,331,470,000	38,154,613	1/14/14	5,616,640	-
Indian Rupee	DBAB	Buy	2,891,384,000	46,201,528	1/15/14	-	(436,816)
Japanese Yen	HSBK	Sell	12,607,090,000	143,588,724	1/15/14	20,456,594	-
Japanese Yen	DBAB	Sell	3,362,520,000	37,898,652	1/16/14	5,057,123	-
Japanese Yen	UBSW	Sell	10,082,050,000	113,549,386	1/16/14	15,078,615	-
Malaysian Ringgit	JPHQ	Buy	25,017,400	8,152,974	1/16/14	-	(394,439)
Indian Rupee	DBAB	Buy	3,845,730,000	61,356,348	1/17/14	-	(520,308)
Japanese Yen	HSBK	Sell	10,034,848,500	113,838,327	1/17/14	15,828,130	-
Japanese Yen	JPHQ	Sell	39,352,550,000	444,443,629	1/17/14	60,087,933	-
Japanese Yen	DBAB	Sell	21,669,570,000	244,444,006	1/17/14	32,797,679	-
Euro	BZWS	Sell	139,061,000	182,774,825	1/21/14	-	(6,130,920)
Indian Rupee	JPHQ	Buy	2,057,100,000	32,583,645	1/21/14	-	(78,483)
Chilean Peso	DBAB	Buy	20,283,160,000	41,225,935	1/22/14	-	(3,392,406)
Euro	CITI	Sell	42,223,091	56,468,106	1/22/14	-	(889,438)
Euro	JPHQ	Sell	25,614,073	34,162,483	1/22/14	-	(632,704)
Indian Rupee	JPHQ	Buy	1,454,842,000	23,223,223	1/22/14	-	(241,026)
Indian Rupee	DBAB	Buy	725,918,000	11,585,770	1/22/14	-	(118,415)
Malaysian Ringgit	HSBK	Buy	149,324,973	48,304,912	1/23/14	-	(1,995,426)
Chilean Peso	DBAB	Buy	28,770,380,000	58,529,916	1/24/14	-	(4,876,589)
Singapore Dollar	JPHQ	Buy	136,940,000	110,435,484	1/24/14	-	(1,311,947)
Euro	BZWS	Sell	94,940,000	125,649,767	1/27/14	-	(3,321,597)
Japanese Yen	UBSW	Sell	15,371,620,000	174,241,895	1/27/14	24,100,795	-
Chilean Peso	DBAB	Buy	17,914,400,000	36,433,598	1/28/14	-	(3,039,246)
Euro	CITI	Sell	81,493,700	109,076,873	1/28/14	-	(1,628,529)
Japanese Yen	DBAB	Sell	13,902,366,365	155,246,972	1/28/14	19,456,082	-
Japanese Yen	HSBK	Sell	17,605,035,074	196,704,303	1/28/14	24,747,722	-
Chilean Peso	DBAB	Buy	10,855,470,000	22,124,671	1/29/14	-	(1,890,804)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Indian Rupee	HSBK	Buy	2,267,330,000	35,957,973		1/29/14	-	(209,964)
Chilean Peso	JPHQ	Buy	23,075,040,000	46,900,488		1/30/14	-	(3,894,170)
Swedish Krona	UBSW	Buy	968,454,000	110,984,873	EUR	1/30/14	-	(3,300,139)
Chilean Peso	JPHQ	Buy	24,540,000,000	49,756,691		1/31/14	-	(4,024,302)
Chilean Peso	DBAB	Buy	21,710,940,000	44,105,515		1/31/14	-	(3,645,322)
Chilean Peso	DBAB	Buy	20,259,910,000	41,020,267		2/03/14	-	(3,274,743)
Chilean Peso	DBAB	Buy	28,279,300,000	57,495,781		2/04/14	-	(4,814,522)
Mexican Peso	CITI	Buy	632,490,760	47,900,000		2/04/14	103,822	-
Malaysian Ringgit	DBAB	Buy	152,706,100	48,355,320		2/05/14	-	(997,263)
Chilean Peso	DBAB	Buy	13,711,100,000	27,845,451		2/06/14	-	(2,307,921)
Indian Rupee	HSBK	Buy	1,251,285,000	19,731,813		2/06/14	-	(43,946)
Indian Rupee	JPHQ	Buy	792,240,000	12,504,854		2/06/14	-	(39,656)
Chilean Peso	DBAB	Buy	31,938,300,000	64,750,057		2/07/14	-	(5,269,100)
Indian Rupee	HSBK	Buy	541,250,000	8,549,472		2/07/14	-	(35,571)
Singapore Dollar	HSBK	Buy	139,904,000	113,090,292		2/07/14	-	(1,603,229)
Singapore Dollar	DBAB	Buy	139,923,000	109,903,860		2/07/14	1,598,344	-
Chilean Peso	BZWS	Buy	20,031,600,000	37,924,271		2/10/14	-	(628,423)
Euro	HSBK	Sell	73,778,000	99,773,678		2/10/14	-	(452,717)
Euro	CITI	Sell	80,318,000	108,764,226		2/10/14	-	(346,669)
Indian Rupee	DBAB	Buy	4,385,197,150	69,104,474		2/10/14	-	(178,188)
Indian Rupee	HSBK	Buy	897,700,000	14,147,591		2/10/14	-	(37,592)
Japanese Yen	CITI	Sell	12,481,439,000	126,699,681		2/10/14	4,779,910	-
Malaysian Ringgit	DBAB	Buy	200,633,268	63,691,079		2/10/14	-	(1,469,586)
Mexican Peso	CITI	Buy	2,336,489,000	181,347,459		2/10/14	-	(4,092,179)
Swedish Krona	UBSW	Buy	652,300,000	74,334,488	EUR	2/10/14	-	(1,675,487)
Chilean Peso	BZWS	Buy	16,174,200,000	32,794,404		2/11/14	-	(2,683,262)
Euro	BZWS	Sell	150,959,000	203,960,705		2/11/14	-	(1,115,393)
Mexican Peso	CITI	Buy	1,256,968,280	95,899,158		2/11/14	-	(547,394)
Polish Zloty	BZWS	Buy	52,182,000	12,106,350	EUR	2/11/14	336,484	-
Polish Zloty	DBAB	Buy	52,182,000	12,132,245	EUR	2/11/14	301,306	-
Singapore Dollar	HSBK	Buy	190,826,500	148,723,015		2/11/14	3,344,029	-
Chilean Peso	DBAB	Buy	11,009,800,000	22,291,557		2/12/14	-	(1,796,769)
Indian Rupee	HSBK	Buy	394,916,000	6,137,812		2/12/14	66,268	-
Japanese Yen	JPHQ	Sell	28,342,918,000	304,883,529		2/12/14	28,024,761	-
Japanese Yen	GSCO	Sell	5,856,880,500	63,099,337		2/12/14	5,888,266	-

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Japanese Yen	HSBK	Sell	28,357,850,000	304,883,778		2/12/14	27,879,152	-
Malaysian Ringgit	DBAB	Buy	481,829,000	147,809,375		2/12/14	1,618,085	-
Mexican Peso	MSCO	Buy	2,139,414,000	164,086,292		2/12/14	-	(1,805,086)
Singapore Dollar	BZWS	Buy	38,999,058	30,736,962		2/12/14	340,894	-
South Korean Won	DBAB	Buy	98,884,000,000	88,092,650		2/12/14	4,893,035	-
Euro	UBSW	Sell	140,680,000	188,694,084		2/13/14	-	(2,418,817)
Indian Rupee	JPHQ	Buy	2,855,265,000	43,930,195		2/13/14	914,129	-
Indian Rupee	HSBK	Buy	982,620,000	15,108,979		2/13/14	323,890	-
Japanese Yen	JPHQ	Sell	18,810,700,000	203,255,643		2/13/14	19,508,414	-
Japanese Yen	CITI	Sell	37,564,700,000	406,511,376		2/13/14	39,570,776	-
Mexican Peso	CITI	Buy	1,155,788,000	87,476,859		2/13/14	186,994	-
Chilean Peso	MSCO	Buy	26,354,310,000	53,311,035		2/14/14	-	(4,261,509)
Chilean Peso	DBAB	Buy	9,810,760,000	19,901,333		2/14/14	-	(1,641,962)
Mexican Peso	MSCO	Buy	544,517,320	41,335,863		2/14/14	-	(38,430)
Polish Zloty	DBAB	Buy	52,182,000	12,110,846	EUR	2/14/14	327,452	-
Singapore Dollar	DBAB	Buy	95,420,000	75,877,699		2/14/14	161,475	-
Chilean Peso	DBAB	Buy	20,505,700,000	41,591,181		2/18/14	-	(3,441,042)
Indian Rupee	DBAB	Buy	988,229,000	15,074,922		2/18/14	426,138	-
Indian Rupee	JPHQ	Buy	2,310,323,000	35,258,918		2/18/14	980,106	-
Japanese Yen	JPHQ	Sell	22,341,630,000	241,093,767		2/18/14	22,850,275	-
Japanese Yen	GSCO	Sell	1,893,879,790	20,346,796		2/18/14	1,846,493	-
Mexican Peso	DBAB	Buy	1,413,199,480	107,691,213		2/18/14	-	(541,558)
Singapore Dollar	HSBK	Buy	84,114,500	66,546,282		2/18/14	483,981	-
Euro	JPHQ	Sell	145,696,000	194,719,790		2/19/14	-	(3,209,515)
Japanese Yen	CITI	Sell	18,760,200,000	203,255,741		2/19/14	19,996,437	-
Japanese Yen	GSCO	Sell	18,956,860,000	204,504,593		2/19/14	19,324,212	-
Malaysian Ringgit	HSBK	Buy	51,597,000	16,341,610		2/19/14	-	(340,065)
Chilean Peso	CITI	Buy	20,803,900,000	42,301,545		2/20/14	-	(3,603,815)
Euro	BZWS	Sell	165,746,000	221,244,391		2/20/14	-	(3,923,433)
Indian Rupee	JPHQ	Buy	4,113,949,900	63,945,751		2/20/14	551,336	-
Indian Rupee	HSBK	Buy	3,869,965,050	60,106,625		2/20/14	565,351	-
Indian Rupee	DBAB	Buy	900,181,000	13,985,567		2/20/14	127,160	-
Chilean Peso	JPHQ	Buy	10,742,400,000	21,834,146		2/21/14	-	(1,853,862)
Euro	GSCO	Sell	74,206,000	99,332,152		2/21/14	-	(1,477,729)
Malaysian Ringgit	JPHQ	Buy	177,750,000	53,581,118		2/21/14	1,543,687	-

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Malaysian Ringgit	HSBK	Buy	571,500,000	172,263,082	2/21/14	4,973,633	-
South Korean Won	JPHQ	Buy	223,223,000,000	198,791,522	2/21/14	11,009,657	-
Chilean Peso	JPHQ	Buy	18,232,450,000	36,986,408	2/24/14	-	(3,084,493)
Chilean Peso	MSCO	Buy	12,954,520,000	26,205,158	2/24/14	-	(2,117,170)
Japanese Yen	HSBK	Sell	6,688,700,000	71,575,174	2/24/14	6,234,909	-
Malaysian Ringgit	JPHQ	Buy	1,917,700,000	600,162,739	2/24/14	-	(5,435,105)
Mexican Peso	CITI	Buy	906,059,000	68,443,798	2/24/14	224,737	-
Chilean Peso	DBAB	Buy	14,257,230,000	28,825,778	2/25/14	-	(2,317,960)
Japanese Yen	JPHQ	Sell	6,693,900,000	72,208,409	2/25/14	6,817,026	-
Japanese Yen	BZWS	Sell	9,408,100,000	101,627,887	2/25/14	9,722,023	-
Malaysian Ringgit	DBAB	Buy	251,710,000	79,594,612	2/25/14	-	(1,532,927)
Mexican Peso	DBAB	Buy	1,242,200,000	94,152,424	2/25/14	-	(15,103)
Chilean Peso	MSCO	Buy	22,054,300,000	44,585,667	2/26/14	-	(3,584,923)
Chilean Peso	DBAB	Buy	13,753,090,000	27,784,020	2/26/14	-	(2,215,903)
Euro	BZWS	Sell	207,294,428	276,354,536	2/26/14	-	(5,260,429)
Euro	UBSW	Sell	211,027,544	282,006,658	2/26/14	-	(4,679,843)
Indian Rupee	DBAB	Buy	3,034,046,000	47,338,180	2/26/14	155,501	-
Japanese Yen	UBSW	Sell	11,809,161,000	119,938,665	2/26/14	4,576,749	-
Singapore Dollar	BZWS	Buy	128,018,000	99,928,187	2/26/14	2,089,446	-
Chilean Peso	DBAB	Buy	19,918,030,000	40,270,987	2/27/14	-	(3,245,185)
Euro	BZWS	Sell	204,674,498	273,393,563	2/27/14	-	(4,662,673)
Indian Rupee	DBAB	Buy	7,226,684,991	112,717,935	2/27/14	376,611	-
Indian Rupee	HSBK	Buy	4,401,908,000	68,622,196	2/27/14	265,792	-
Japanese Yen	BZWS	Sell	29,025,800,000	312,503,705	2/27/14	28,953,648	-
Japanese Yen	DBAB	Sell	19,674,334,000	214,939,001	2/27/14	22,742,455	-
Malaysian Ringgit	HSBK	Buy	252,009,900	75,114,724	2/27/14	3,039,966	-
Singapore Dollar	DBAB	Buy	178,717,500	139,754,066	2/27/14	2,666,204	-
Chilean Peso	JPHQ	Buy	10,953,800,000	22,144,547	2/28/14	-	(1,784,618)
Chilean Peso	DBAB	Buy	8,038,300,000	16,229,809	2/28/14	-	(1,288,947)
Euro	UBSW	Sell	143,335,694	191,964,339	2/28/14	-	(2,761,706)
Euro	GSCO	Sell	31,393,000	41,170,350	2/28/14	-	(1,478,027)
Indian Rupee	JPHQ	Buy	8,773,052,500	137,471,209	2/28/14	-	(211,992)
Indian Rupee	DBAB	Buy	4,439,003,000	69,471,227	2/28/14	-	(20,591)
Indian Rupee	JPHQ	Buy	5,525,190,000	86,144,721	2/28/14	299,907	-
Japanese Yen	BZWS	Sell	42,387,239,840	464,000,000	2/28/14	49,920,739	-

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Malaysian Ringgit	HSBK	Buy	311,715,000	98,731,471		2/28/14	-	(2,060,709)
Mexican Peso	MSCO	Buy	274,416,700	20,635,938		2/28/14	155,490	-
Mexican Peso	CITI	Buy	3,028,805,800	226,204,008		2/28/14	3,276,185	-
Singapore Dollar	DBAB	Buy	68,720,000	55,522,340		2/28/14	-	(759,133)
Singapore Dollar	DBAB	Buy	68,720,000	53,591,203		2/28/14	1,172,004	-
Swedish Krona	UBSW	Buy	2,014,983,000	230,750,653	EUR	2/28/14	-	(6,819,928)
Chilean Peso	DBAB	Buy	12,395,040,000	25,043,014		3/03/14	-	(2,011,660)
Indian Rupee	CITI	Buy	1,585,066,500	24,487,355		3/03/14	292,753	-
Indian Rupee	HSBK	Buy	6,089,994,500	94,024,927		3/03/14	1,182,891	-
Japanese Yen	JPHQ	Sell	9,819,200,000	107,979,238		3/03/14	12,054,007	-
Polish Zloty	DBAB	Buy	284,819,000	65,723,417	EUR	3/03/14	2,210,324	-
Japanese Yen	UBSW	Sell	12,728,600,000	138,459,698		3/04/14	14,111,301	-
Japanese Yen	HSBK	Sell	9,813,450,000	107,780,890		3/04/14	11,911,212	-
Malaysian Ringgit	JPHQ	Buy	250,109,000	74,853,799		3/04/14	2,711,371	-
Chilean Peso	BZWS	Buy	30,271,200,000	61,123,069		3/05/14	-	(4,887,908)
Chilean Peso	DBAB	Buy	12,395,040,000	24,974,894		3/05/14	-	(1,948,484)
Chilean Peso	MSCO	Buy	24,865,500,000	47,480,428		3/05/14	-	(1,287,498)
Euro	DBAB	Sell	37,178,000	48,424,345		3/05/14	-	(2,083,593)
Singapore Dollar	MSCO	Buy	82,778,200	64,802,098		3/05/14	1,164,897	-
Chilean Peso	DBAB	Buy	12,092,440,000	24,343,110		3/06/14	-	(1,881,254)
Chilean Peso	MSCO	Buy	26,179,074,000	50,325,017		3/06/14	-	(1,697,065)
Chilean Peso	DBAB	Buy	12,019,520,000	24,269,601		3/07/14	-	(1,945,591)
Euro	BZWS	Sell	80,229,957	104,976,085		3/07/14	-	(4,020,212)
Euro	GSCO	Sell	46,970,000	61,359,260		3/07/14	-	(2,451,769)
Japanese Yen	BZWS	Sell	35,663,421,500	359,717,352		3/07/14	11,307,068	-
Japanese Yen	MSCO	Sell	6,405,061,130	69,075,137		3/07/14	6,501,523	-
Chilean Peso	MSCO	Buy	12,816,000,000	25,890,909		3/10/14	-	(2,095,247)
Euro	CITI	Sell	109,690,000	143,304,501		3/10/14	-	(5,715,504)
Euro	MSCO	Sell	82,877,000	108,299,520		3/10/14	-	(4,293,524)
Euro	GSCO	Sell	38,210,000	49,826,604		3/10/14	-	(2,083,820)
Euro	HSBK	Sell	29,251,000	38,172,555		3/10/14	-	(1,566,566)
Euro	BZWS	Sell	23,992,252	31,255,666		3/10/14	-	(1,339,151)
Singapore Dollar	GSCO	Buy	87,786,250	70,426,193		3/11/14	-	(467,254)
Chilean Peso	MSCO	Buy	24,865,500,000	50,263,796		3/12/14	-	(4,105,547)
Euro	DBAB	Sell	129,470,000	168,852,713		3/12/14	-	(7,040,165)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Chilean Peso	DBAB	Buy	11,693,890,000	23,643,126		3/13/14	-	(1,937,888)
Euro	JPHQ	Sell	204,801,000	269,944,102		3/13/14	-	(8,291,029)
Mexican Peso	CITI	Buy	897,849,000	69,155,742		3/13/14	-	(1,199,686)
Mexican Peso	JPHQ	Buy	1,456,663,741	106,695,751		3/13/14	3,555,664	-
Mexican Peso	CITI	Buy	553,062,600	42,015,498		3/14/14	-	(158,831)
Singapore Dollar	HSBK	Buy	240,069,100	192,486,450		3/14/14	-	(1,168,382)
Chilean Peso	JPHQ	Buy	25,881,000,000	49,589,960		3/17/14	-	(1,572,371)
Euro	DBAB	Sell	103,280,000	134,064,670		3/17/14	-	(6,248,766)
Euro	BZWS	Sell	52,945,647	68,896,582		3/17/14	-	(3,033,953)
Japanese Yen	CITI	Sell	8,267,822,900	86,361,549		3/17/14	5,584,655	-
Chilean Peso	DBAB	Buy	23,672,830,000	47,988,709		3/18/14	-	(4,072,694)
Euro	DBAB	Sell	112,249,000	146,041,561		3/18/14	-	(6,457,193)
Euro	CITI	Sell	6,192,249	8,038,685		3/18/14	-	(373,954)
Mexican Peso	JPHQ	Buy	1,108,360,000	81,145,033		3/18/14	2,710,779	-
Singapore Dollar	DBAB	Buy	109,530,000	87,764,423		3/18/14	-	(475,968)
Hungary Forint	DBAB	Buy	20,036,298,800	63,450,685	EUR	3/19/14	3,541,306	-
Hungary Forint	JPHQ	Buy	6,004,960,140	19,035,206	EUR	3/19/14	1,035,833	-
Japanese Yen	CITI	Sell	25,386,870,000	266,871,823		3/19/14	18,838,089	-
Japanese Yen	MSCO	Sell	12,384,230,000	129,454,137		3/19/14	8,458,252	-
Philippine Peso	HSBK	Buy	1,562,550,000	34,925,123		3/19/14	1,024,951	-
Polish Zloty	DBAB	Buy	223,787,690	52,378,628	EUR	3/19/14	658,562	-
Singapore Dollar	HSBK	Buy	217,756,000	174,546,912		3/19/14	-	(1,008,807)
Singapore Dollar	JPHQ	Buy	135,883,000	106,055,852		3/19/14	2,234,520	-
Singapore Dollar	DBAB	Buy	190,493,600	149,355,203		3/19/14	2,456,450	-
Hungary Forint	JPHQ	Buy	10,046,465,000	31,725,345	EUR	3/20/14	1,894,824	-
Swedish Krona	UBSW	Buy	1,880,000,000	216,582,376	EUR	3/20/14	-	(8,234,411)
Chilean Peso	JPHQ	Buy	10,835,800,000	21,912,639		3/21/14	-	(1,817,358)
Euro	DBAB	Sell	34,555,000	44,835,113		3/21/14	-	(2,110,722)
Euro	BZWS	Sell	4,383,502	5,692,416		3/21/14	-	(262,936)
Hungary Forint	JPHQ	Buy	9,992,530,000	31,725,339	EUR	3/21/14	1,650,629	-
Japanese Yen	BZWS	Sell	8,436,480,000	89,183,378		3/24/14	6,754,975	-
Japanese Yen	DBAB	Sell	8,258,238,000	87,469,289		3/24/14	6,782,395	-
Mexican Peso	CITI	Buy	1,615,454,200	118,483,703		3/24/14	3,679,390	-
Swedish Krona	DBAB	Buy	1,307,000,000	151,603,025	EUR	3/24/14	-	(7,143,581)
Japanese Yen	BZWS	Sell	8,566,803,330	90,319,487		3/25/14	6,617,223	-

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

South Korean Won	HSBK	Buy	45,379,000,000	39,999,119		3/25/14	2,581,475	-
Swedish Krona	CITI	Buy	150,300,000	17,772,050	EUR	3/25/14	-	(1,281,549)
Euro	DBAB	Sell	29,745,000	38,646,191		3/26/14	-	(1,765,225)
Euro	CITI	Sell	7,237,832	9,414,248		3/26/14	-	(419,036)
Malaysian Ringgit	DBAB	Buy	152,218,000	47,960,804		3/26/14	-	(754,131)
Malaysian Ringgit	HSBK	Buy	145,031,000	45,673,301		3/26/14	-	(695,500)
Euro	BZWS	Sell	151,820,000	205,010,137		3/27/14	-	(1,252,167)
Euro	DBAB	Sell	990,895	1,277,680		3/31/14	-	(68,558)
Chilean Peso	DBAB	Buy	12,117,060,000	24,538,396		4/04/14	-	(2,100,643)
Euro	DBAB	Sell	74,973,000	96,501,497		4/04/14	-	(5,358,121)
Euro	HSBK	Sell	133,988,000	175,104,898		4/10/14	-	(6,935,497)
Euro	DBAB	Sell	113,621,500	148,702,138		4/11/14	-	(5,667,955)
Euro	UBSW	Sell	66,994,000	87,711,895		4/11/14	-	(3,308,467)
Chilean Peso	MSCO	Buy	24,383,100,000	49,847,899		4/14/14	-	(4,744,775)
Euro	JPHQ	Sell	214,266,000	280,836,946		4/14/14	-	(10,273,818)
Euro	HSBK	Sell	117,406,000	153,676,236		4/16/14	-	(5,837,051)
Malaysian Ringgit	DBAB	Buy	215,381,806	67,185,041		4/16/14	-	(389,674)
Chilean Peso	MSCO	Buy	21,847,300,000	44,355,497		4/21/14	-	(3,973,230)
Japanese Yen	BZWS	Sell	2,679,000,000	27,540,053		4/21/14	1,360,224	-
Japanese Yen	JPHQ	Sell	1,609,650,000	16,524,060		4/21/14	794,175	-
Japanese Yen	CITI	Sell	6,890,100,000	70,411,323		4/22/14	3,079,182	-
Japanese Yen	JPHQ	Sell	2,465,150,000	25,182,601		4/22/14	1,092,410	-
Euro	DBAB	Sell	107,566,000	140,986,756		4/23/14	-	(5,159,295)
Mexican Peso	CITI	Buy	618,239,190	49,021,860		4/23/14	-	(2,380,779)
Euro	BZWS	Sell	248,233,324	324,242,368		4/25/14	-	(13,024,530)
Malaysian Ringgit	JPHQ	Buy	19,310,000	6,210,601		4/25/14	-	(222,080)
South Korean Won	JPHQ	Buy	144,472,750,000	127,333,642		4/25/14	8,020,080	-
Chilean Peso	JPHQ	Buy	13,842,935,000	27,867,006		4/28/14	-	(2,299,017)
Euro	DBAB	Sell	236,418,000	313,873,265		4/30/14	-	(7,343,422)
Euro	BZWS	Sell	41,793,000	54,506,723		4/30/14	-	(2,276,639)
Swedish Krona	UBSW	Buy	67,500,000	7,808,433	EUR	4/30/14	-	(348,181)
Euro	BZWS	Sell	202,926,342	268,966,691		5/05/14	-	(6,748,002)
Euro	GSCO	Sell	226,520,861	298,010,845		5/07/14	-	(9,762,679)
Euro	BZWS	Sell	78,607,000	103,159,896		5/07/14	-	(3,643,306)
Euro	GSCO	Sell	127,740,000	167,289,581		5/08/14	-	(6,270,861)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Chilean Peso	MSCO	Buy	11,060,000,000	22,434,077		5/12/14	-	(2,036,661)
Euro	GSCO	Sell	215,068,000	284,137,088		5/12/14	-	(8,078,092)
Euro	UBSW	Sell	39,305,000	51,897,339		5/12/14	-	(1,506,782)
Japanese Yen	CITI	Sell	12,481,442,000	126,513,496		5/12/14	4,525,321	-
Euro	GSCO	Sell	406,855,000	541,004,438		5/13/14	-	(11,794,779)
Euro	CITI	Sell	100,069,509	132,076,741		5/13/14	-	(3,889,011)
Japanese Yen	UBSW	Sell	12,414,879,000	125,358,500		5/13/14	4,020,099	-
Japanese Yen	GSCO	Sell	16,608,958,000	167,738,449		5/13/14	5,408,683	-
Japanese Yen	CITI	Sell	12,414,890,000	123,401,089		5/14/14	2,061,798	-
Singapore Dollar	DBAB	Buy	95,420,000	75,904,860		5/14/14	148,801	-
Euro	BZWS	Sell	205,897,795	272,215,335		5/16/14	-	(7,542,212)
Singapore Dollar	DBAB	Buy	84,117,000	66,333,097		5/19/14	712,381	-
Euro	GSCO	Sell	202,057,000	261,815,358		5/20/14	-	(12,725,607)
Malaysian Ringgit	HSBK	Buy	632,620,000	206,725,051		5/20/14	-	(10,533,561)
Euro	BZWS	Sell	251,880,551	324,233,239		5/21/14	-	(18,005,112)
Chilean Peso	MSCO	Buy	5,306,760,000	10,554,415		5/22/14	-	(777,836)
Malaysian Ringgit	HSBK	Buy	36,030,800	11,702,491		5/22/14	-	(528,427)
Euro	JPHQ	Sell	37,226,387	48,130,368		5/23/14	-	(2,450,526)
Mexican Peso	HSBK	Buy	531,511,160	41,849,625		5/23/14	-	(1,846,527)
Polish Zloty	MSCO	Buy	267,265,000	62,618,465	EUR	5/27/14	316,336	-
Malaysian Ringgit	HSBK	Buy	148,382,600	47,978,336		5/28/14	-	(1,961,134)
Mexican Peso	JPHQ	Buy	1,552,000,000	120,806,414		5/28/14	-	(4,044,452)
South Korean Won	JPHQ	Buy	155,855,000,000	136,738,902		5/28/14	9,038,506	-
Malaysian Ringgit	HSBK	Buy	126,924,000	39,198,271		5/29/14	158,055	-
Mexican Peso	HSBK	Buy	475,193,807	34,779,610		5/29/14	967,749	-
Euro	GSCO	Sell	203,544,000	262,439,456		5/30/14	-	(14,127,461)
Euro	BZWS	Sell	50,325,351	65,020,353		5/30/14	-	(3,359,590)
Malaysian Ringgit	HSBK	Buy	210,695,000	67,658,392		5/30/14	-	(2,336,524)
Malaysian Ringgit	JPHQ	Buy	352,411,000	108,624,665		5/30/14	633,480	-
Singapore Dollar	DBAB	Buy	127,883,000	100,766,685		5/30/14	1,165,240	-
South Korean Won	JPHQ	Buy	155,855,000,000	145,618,051		5/30/14	148,086	-
Swedish Krona	UBSW	Buy	485,000,000	55,941,959	EUR	5/30/14	-	(2,326,760)
Chilean Peso	JPHQ	Buy	31,264,830,000	60,956,970		6/03/14	-	(3,432,337)
Swedish Krona	BZWS	Buy	1,266,479,512	146,303,877	EUR	6/03/14	-	(6,397,207)
Chilean Peso	DBAB	Buy	44,641,073,000	87,096,036		6/05/14	-	(4,978,045)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Euro	BZWS	Sell	165,594,422	215,973,640		6/05/14	-	(9,032,721)
Euro	DBAB	Sell	196,930,000	259,746,731		6/06/14	-	(7,838,516)
Malaysian Ringgit	DBAB	Buy	28,167,000	8,929,998		6/06/14	-	(206,709)
Polish Zloty	DBAB	Buy	354,200,000	81,488,980	EUR	6/06/14	2,382,005	-
Euro	GSCO	Sell	102,043,700	133,899,702		6/09/14	-	(4,756,745)
Japanese Yen	JPHQ	Sell	28,652,300,000	287,774,820		6/09/14	7,682,050	-
Japanese Yen	HSBK	Sell	42,738,600,000	431,659,428		6/09/14	13,864,945	-
Japanese Yen	CITI	Sell	28,538,800,000	287,776,545		6/09/14	8,793,303	-
Mexican Peso	CITI	Buy	1,672,699,230	126,382,618		6/09/14	-	(666,801)
Japanese Yen	JPHQ	Sell	25,707,090,000	261,260,367		6/10/14	9,956,575	-
Japanese Yen	HSBK	Sell	37,908,340,000	391,890,378		6/10/14	21,311,304	-
Japanese Yen	BZWS	Sell	35,594,850,000	365,764,898		6/10/14	17,801,718	-
Mexican Peso	CITI	Buy	1,670,822,000	126,046,501		6/10/14	-	(482,310)
Swedish Krona	DBAB	Buy	879,900,000	100,929,112	EUR	6/10/14	-	(3,492,901)
Euro	GSCO	Sell	104,415,800	138,340,493		6/11/14	-	(3,539,931)
Japanese Yen	JPHQ	Sell	35,122,020,000	365,764,458		6/11/14	22,420,567	-
Japanese Yen	DBAB	Sell	12,553,300,000	130,632,909		6/11/14	7,915,056	-
Polish Zloty	CITI	Buy	61,037,800	13,918,728	EUR	6/11/14	572,652	-
Swedish Krona	MSCO	Buy	408,080,000	46,486,302	EUR	6/11/14	-	(1,183,091)
Mexican Peso	CITI	Buy	3,397,747,360	256,714,696		6/12/14	-	(1,412,931)
Polish Zloty	DBAB	Buy	312,838,000	71,855,663	EUR	6/12/14	2,225,081	-
Swedish Krona	MSCO	Buy	1,321,532,600	150,281,892	EUR	6/12/14	-	(3,482,821)
Euro	DBAB	Sell	70,474,000	93,571,854		6/13/14	-	(2,188,904)
Mexican Peso	CITI	Buy	2,115,692,400	157,978,271		6/13/14	978,423	-
Swedish Krona	BZWS	Buy	730,984,000	82,660,575	EUR	6/13/14	-	(1,296,792)
Swedish Krona	MSCO	Buy	199,826,000	22,635,478	EUR	6/13/14	-	(407,365)
Japanese Yen	CITI	Sell	4,208,470,000	44,299,684		6/16/14	3,156,997	-
Malaysian Ringgit	HSBK	Buy	418,125,000	130,330,092		6/16/14	-	(1,034,766)
Swedish Krona	MSCO	Buy	639,689,800	72,905,769	EUR	6/16/14	-	(1,914,858)
Japanese Yen	JPHQ	Sell	14,811,300,000	156,758,216		6/17/14	11,959,301	-
Swedish Krona	MSCO	Buy	253,752,800	29,159,116	EUR	6/18/14	-	(1,085,917)
Swedish Krona	UBSW	Buy	1,880,000,000	216,232,381	EUR	6/19/14	-	(8,322,322)
Swedish Krona	DBAB	Buy	1,216,000,000	139,786,182	EUR	6/19/14	-	(5,281,360)
Euro	BZWS	Sell	19,959,932	26,800,201		6/20/14	-	(322,071)
Mexican Peso	CITI	Buy	1,314,260,000	98,736,364		6/20/14	-	(51,033)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Singapore Dollar	HSBK	Buy	163,895,000	130,178,713		6/20/14	465,863	-
Swedish Krona	MSCO	Buy	630,587,640	72,021,065	EUR	6/23/14	-	(2,111,307)
South Korean Won	JPHQ	Buy	48,039,490,000	41,589,031		6/24/14	3,297,369	-
Swedish Krona	MSCO	Buy	844,220,000	97,513,139	EUR	6/24/14	-	(4,314,316)
Swedish Krona	UBSW	Buy	425,170,000	48,604,744	EUR	6/25/14	-	(1,487,765)
South Korean Won	DBAB	Buy	129,184,000,000	110,574,339		6/27/14	10,116,637	-
Swedish Krona	CITI	Buy	1,258,232,801	141,688,894	EUR	6/27/14	-	(1,490,220)
Japanese Yen	BZWS	Sell	11,637,164,000	119,600,863		6/30/14	5,820,430	-
Swedish Krona	DBAB	Buy	1,236,000,000	140,617,154	EUR	6/30/14	-	(3,423,251)
Swedish Krona	UBSW	Buy	1,104,669,000	124,690,325	EUR	6/30/14	-	(1,720,244)
Malaysian Ringgit	HSBK	Buy	497,925,000	153,746,989		7/07/14	-	(267,045)
Philippine Peso	HSBK	Buy	2,511,000,000	57,512,597		7/07/14	366,773	-
Euro	JPHQ	Sell	117,193,824	150,580,000		7/10/14	-	(8,675,936)
Mexican Peso	CITI	Buy	2,259,375,169	170,227,246		7/10/14	-	(859,004)
Singapore Dollar	HSBK	Buy	165,273,000	129,600,471		7/14/14	2,152,344	-
Mexican Peso	CITI	Buy	1,223,598,018	92,294,778		7/15/14	-	(609,277)
Euro	MSCO	Sell	100,845,000	131,563,395		7/16/14	-	(5,478,212)
Euro	BZWS	Sell	100,903,000	131,920,582		7/16/14	-	(5,199,844)
Euro	GSCO	Sell	91,986,000	120,355,402		7/16/14	-	(4,647,417)
Euro	BZWS	Sell	158,260,000	208,151,465		7/18/14	-	(6,914,469)
Euro	GSCO	Sell	91,986,000	121,117,046		7/18/14	-	(3,886,461)
Euro	MSCO	Sell	94,240,000	123,448,746		7/22/14	-	(4,619,223)
Euro	DBAB	Sell	87,055,000	114,200,490		7/22/14	-	(4,103,383)
Malaysian Ringgit	DBAB	Buy	193,897,100	59,701,059		7/22/14	-	(70,402)
Euro	DBAB	Sell	89,314,817	117,361,456		7/23/14	-	(4,013,742)
Japanese Yen	JPHQ	Sell	22,694,000,000	227,782,796		7/24/14	5,850,423	-
Japanese Yen	CITI	Sell	14,729,205,625	148,052,625		7/24/14	4,010,695	-
Euro	DBAB	Sell	57,486,735	76,040,345		7/25/14	-	(2,082,216)
Euro	GSCO	Sell	53,052,700	70,234,347		7/25/14	-	(1,862,507)
Japanese Yen	JPHQ	Sell	7,902,175,000	79,719,294		7/25/14	2,440,566	-
Malaysian Ringgit	DBAB	Buy	6,261,000	1,943,987		7/25/14	-	(19,370)
Euro	CITI	Sell	97,037,945	128,509,777		7/28/14	-	(3,362,652)
Euro	BZWS	Sell	69,060,000	91,463,064		7/28/14	-	(2,387,954)
Chilean Peso	MSCO	Buy	10,226,011,000	19,325,354		7/29/14	-	(623,836)
Euro	BZWS	Sell	8,238,187	10,920,870		7/29/14	-	(274,675)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Euro	DBAB	Sell	2,245,099	2,975,542		7/29/14	-	(75,507)
Japanese Yen	BZWS	Sell	13,069,570,000	131,672,712		7/29/14	3,855,456	-
Malaysian Ringgit	JPHQ	Buy	6,585,000	2,020,993		7/30/14	1,688	-
Mexican Peso	CITI	Buy	1,772,466,150	135,117,102		7/30/14	-	(2,470,813)
Chilean Peso	MSCO	Buy	19,976,960,000	37,547,148		7/31/14	-	(1,020,781)
Euro	JPHQ	Sell	236,418,000	314,297,635		7/31/14	-	(6,991,867)
Malaysian Ringgit	HSBK	Buy	31,057,000	9,470,619		7/31/14	67,555	-
Euro	GSCO	Sell	236,417,000	313,845,932		8/01/14	-	(7,443,095)
Euro	DBAB	Sell	72,100,000	95,792,781		8/01/14	-	(2,190,608)
Euro	HSBK	Sell	236,418,000	313,355,510		8/04/14	-	(7,937,528)
Euro	BZWS	Sell	21,388,935	28,401,297		8/04/14	-	(666,354)
Euro	BZWS	Sell	202,258,000	268,242,650		8/05/14	-	(6,627,563)
Euro	MSCO	Sell	8,856,901	11,732,958		8/05/14	-	(303,640)
Euro	JPHQ	Sell	254,839,100	337,076,442		8/06/14	-	(9,252,852)
Japanese Yen	MSCO	Sell	1,969,700,000	19,904,404		8/06/14	639,892	-
Malaysian Ringgit	HSBK	Buy	381,188,000	114,912,577		8/06/14	2,050,917	-
Malaysian Ringgit	JPHQ	Buy	13,600,000	4,100,461		8/06/14	72,554	-
Euro	CITI	Sell	115,434,119	153,677,443		8/08/14	-	(3,199,728)
Chilean Peso	BZWS	Buy	20,031,600,000	37,229,997		8/11/14	-	(647,054)
Chilean Peso	JPHQ	Buy	13,008,500,000	24,403,902		8/11/14	-	(646,977)
Euro	JPHQ	Sell	295,609,000	393,638,857		8/11/14	-	(8,102,732)
Euro	DBAB	Sell	226,679,000	302,242,445		8/11/14	-	(5,821,185)
Euro	CITI	Sell	30,267,305	40,330,730		8/11/14	-	(803,455)
Mexican Peso	MSCO	Buy	1,646,149,000	125,824,473		8/11/14	-	(2,754,814)
Swedish Krona	MSCO	Buy	326,410,000	37,014,231	EUR	8/11/14	-	(790,273)
Euro	GSCO	Sell	171,944,000	230,205,505		8/12/14	-	(3,472,244)
Euro	BZWS	Sell	28,000,000	37,468,200		8/12/14	-	(584,753)
Malaysian Ringgit	JPHQ	Buy	116,351,000	35,371,496		8/12/14	297,180	-
Malaysian Ringgit	HSBK	Buy	62,400,000	18,956,770		8/12/14	172,635	-
Mexican Peso	CITI	Buy	1,374,921,000	105,325,647		8/12/14	-	(2,542,160)
Singapore Dollar	DBAB	Buy	278,683,950	220,199,076		8/12/14	1,982,988	-
South Korean Won	HSBK	Buy	184,161,000,000	15,657,818,664	JPY	8/12/14	18,600,453	-
Swedish Krona	UBSW	Buy	891,973,049	101,631,977	EUR	8/12/14	-	(2,820,664)
Malaysian Ringgit	DBAB	Buy	176,076,402	53,091,030		8/13/14	878,962	-
Singapore Dollar	DBAB	Buy	54,530,000	43,021,696		8/13/14	452,732	-

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Euro	MSCO	Sell	144,241,718	191,407,317		8/15/14	-	(4,623,705)
Mexican Peso	MSCO	Buy	710,284,000	53,922,550		8/15/14	-	(837,908)
Euro	JPHQ	Sell	142,058,430	188,419,199		8/18/14	-	(4,646,230)
Singapore Dollar	BZWS	Buy	112,084,000	88,255,118		8/18/14	1,106,030	-
Euro	BZWS	Sell	186,465,000	247,094,095		8/19/14	-	(6,323,068)
Japanese Yen	DBAB	Sell	9,637,940,000	98,189,024		8/19/14	3,915,344	-
Singapore Dollar	HSBK	Buy	84,114,500	66,357,289		8/19/14	704,839	-
Singapore Dollar	DBAB	Buy	84,117,000	66,348,793		8/19/14	715,328	-
Chilean Peso	JPHQ	Buy	42,385,767,200	79,777,465		8/20/14	-	(2,444,816)
Chilean Peso	MSCO	Buy	9,984,130,000	18,761,167		8/20/14	-	(545,165)
Euro	JPHQ	Sell	207,184,000	276,806,111		8/20/14	-	(4,770,195)
Euro	DBAB	Sell	148,587,110	198,444,029		8/20/14	-	(3,495,356)
Japanese Yen	JPHQ	Sell	13,048,709,000	134,228,636		8/20/14	6,591,367	-
Japanese Yen	HSBK	Sell	19,192,069,750	197,856,389		8/20/14	10,127,215	-
Mexican Peso	CITI	Buy	2,310,635,000	174,263,588		8/20/14	-	(1,645,216)
Euro	JPHQ	Sell	141,425,000	189,056,233		8/21/14	-	(3,149,916)
Malaysian Ringgit	HSBK	Buy	571,500,000	170,642,859		8/21/14	4,318,609	-
Malaysian Ringgit	JPHQ	Buy	177,750,000	53,081,885		8/21/14	1,335,265	-
Mexican Peso	HSBK	Buy	1,245,700,000	92,834,520		8/21/14	219,022	-
Japanese Yen	BZWS	Sell	4,322,430,000	44,579,517		8/22/14	2,298,507	-
Mexican Peso	HSBK	Buy	543,754,960	40,517,348		8/22/14	97,651	-
Polish Zloty	DBAB	Buy	318,369,688	73,574,064	EUR	8/22/14	1,197,249	-
South Korean Won	JPHQ	Buy	193,500,000,000	170,109,890		8/22/14	10,278,630	-
Euro	BZWS	Sell	140,858,555	188,833,570		8/25/14	-	(2,604,848)
Japanese Yen	DBAB	Sell	4,271,575,000	43,952,575		8/25/14	2,167,944	-
Japanese Yen	CITI	Sell	8,636,095,000	88,902,220		8/25/14	4,423,767	-
Japanese Yen	HSBK	Sell	8,572,756,000	88,024,109		8/25/14	4,165,239	-
Euro	GSCO	Sell	188,527,791	251,661,978		8/26/14	-	(4,563,577)
Japanese Yen	BZWS	Sell	12,841,448,000	130,635,280		8/26/14	5,018,905	-
Japanese Yen	JPHQ	Sell	8,617,736,000	87,666,373		8/26/14	3,366,787	-
Malaysian Ringgit	HSBK	Buy	957,079,700	284,168,557		8/26/14	8,614,856	-
Swedish Krona	UBSW	Buy	335,000,000	38,159,244	EUR	8/26/14	-	(1,061,800)
Euro	HSBK	Sell	195,181,803	260,912,711		8/27/14	-	(4,357,162)
Euro	JPHQ	Sell	69,055,954	92,343,693		8/27/14	-	(1,509,647)
Euro	CITI	Sell	43,010,799	57,494,686		8/27/14	-	(960,913)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Japanese Yen	JPHQ	Sell	10,357,462,000	105,085,220		8/27/14	3,766,440	-
Japanese Yen	HSBK	Sell	14,893,097,250	150,912,453		8/27/14	5,225,175	-
Japanese Yen	DBAB	Sell	8,644,374,000	87,582,310		8/27/14	3,021,302	-
Malaysian Ringgit	JPHQ	Buy	227,033,719	67,603,764		8/27/14	1,859,353	-
Mexican Peso	HSBK	Buy	545,438,860	40,518,431		8/27/14	205,488	-
Singapore Dollar	DBAB	Buy	178,717,500	139,808,730		8/27/14	2,681,121	-
Chilean Peso	CITI	Buy	53,031,580,000	98,969,058		8/29/14	-	(2,304,585)
Euro	DBAB	Sell	60,147,806	80,321,380		8/29/14	-	(1,425,554)
Japanese Yen	JPHQ	Sell	6,909,339,000	71,109,706		8/29/14	3,519,808	-
Malaysian Ringgit	HSBK	Buy	497,807,504	146,186,093		8/29/14	6,168,814	-
Mexican Peso	CITI	Buy	1,937,760,000	141,391,647		8/29/14	3,263,457	-
Mexican Peso	HSBK	Buy	603,492,100	44,092,358		8/29/14	958,739	-
Philippine Peso	JPHQ	Buy	2,519,000,000	56,734,234		8/29/14	1,371,952	-
Polish Zloty	DBAB	Buy	207,553,629	47,729,937	EUR	8/29/14	1,070,318	-
Euro	DBAB	Sell	88,663,500	117,417,073		9/03/14	-	(3,087,703)
Mexican Peso	HSBK	Buy	615,247,100	44,898,716		9/03/14	1,011,478	-
Euro	DBAB	Sell	104,415,800	137,796,487		9/05/14	-	(4,118,640)
Polish Zloty	DBAB	Buy	166,560,000	38,147,588	EUR	9/05/14	1,046,126	-
Swedish Krona	DBAB	Buy	1,217,000,000	138,437,038	EUR	9/05/14	-	(3,646,010)
Japanese Yen	BZWS	Sell	24,270,000,000	246,546,119		9/18/14	9,079,850	-
Euro	BZWS	Sell	58,343,508	77,946,927		9/19/14	-	(1,353,692)
Euro	DBAB	Sell	203,050,000	275,502,301		9/23/14	-	(487,602)
Hungary Forint	JPHQ	Buy	9,861,822,000	32,531,163	EUR	9/23/14	-	(502,118)
South Korean Won	JPHQ	Buy	126,300,000,000	114,797,310		9/23/14	2,800,845	-
South Korean Won	HSBK	Buy	8,776,000,000	7,974,557		9/23/14	196,792	-
Euro	BZWS	Sell	87,741,063	118,780,341		9/24/14	-	(479,611)
Hungary Forint	JPHQ	Buy	7,894,536,000	25,778,919	EUR	9/25/14	-	(49,356)
Euro	DBAB	Sell	176,088,661	237,618,441		9/26/14	-	(1,727,581)
Malaysian Ringgit	DBAB	Buy	210,507,000	64,404,773		9/26/14	294,769	-
Malaysian Ringgit	HSBK	Buy	218,283,000	66,743,006		9/26/14	346,497	-
Mexican Peso	HSBK	Buy	1,303,182,600	98,386,075		9/26/14	-	(1,320,711)
South Korean Won	HSBK	Buy	129,609,000,000	118,580,970		9/26/14	2,084,400	-
Euro	BZWS	Sell	151,820,000	205,101,229		9/29/14	-	(1,260,155)
Japanese Yen	JPHQ	Sell	8,250,436,116	83,969,631		9/29/14	3,235,562	-
Chilean Peso	DBAB	Buy	11,405,180,000	21,786,399		9/30/14	-	(1,063,837)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Euro	DBAB	Sell	371,450,000	501,594,937		9/30/14	-	(3,300,387)
Euro	GSCO	Sell	102,050,000	137,697,086		9/30/14	-	(1,014,902)
Euro	HSBK	Sell	135,560,000	183,262,208		9/30/14	-	(998,419)
Japanese Yen	JPHQ	Sell	2,117,676,000	21,476,900		9/30/14	754,321	-
Euro	DBAB	Sell	3,565,000	4,839,131		10/03/14	-	(6,665)
Euro	DBAB	Sell	67,415,000	91,718,108		10/07/14	81,646	-
Euro	JPHQ	Sell	210,255,000	286,738,410		10/07/14	941,122	-
Euro	DBAB	Sell	319,800,000	434,409,924		10/09/14	-	(293,751)
Euro	GSCO	Sell	102,935,000	139,842,344		10/09/14	-	(77,052)
Euro	JPHQ	Sell	102,960,000	139,349,668		10/14/14	-	(606,193)
Chilean Peso	CITI	Buy	8,534,203,142	16,402,466		10/20/14	-	(927,235)
Euro	HSBK	Sell	137,930,000	187,313,078		10/20/14	-	(182,288)
Japanese Yen	JPHQ	Sell	37,163,677,500	378,603,072		10/20/14	14,864,080	-
Malaysian Ringgit	JPHQ	Buy	244,314,016	75,532,681		10/20/14	-	(168,304)
Mexican Peso	DBAB	Buy	1,955,968,680	149,139,815		10/21/14	-	(3,743,822)
Japanese Yen	BZWS	Sell	9,218,756,500	94,531,958		10/22/14	4,301,697	-
Malaysian Ringgit	HSBK	Buy	190,522,200	59,404,527		10/22/14	-	(615,604)
Malaysian Ringgit	JPHQ	Buy	903,500,000	27,548,076,400	JPY	10/22/14	9,158,744	-
Mexican Peso	DBAB	Buy	1,798,400,870	136,656,601		10/22/14	-	(2,984,017)
Mexican Peso	CITI	Buy	629,982,970	47,488,540		10/23/14	-	(666,541)
Chilean Peso	CITI	Buy	22,313,350,000	42,827,927		10/24/14	-	(2,382,844)
Euro	JPHQ	Sell	7,387,013	10,159,027		10/24/14	117,336	-
Malaysian Ringgit	DBAB	Buy	136,438,000	42,365,471		10/24/14	-	(252,345)
Malaysian Ringgit	HSBK	Buy	90,961,633	28,091,919		10/24/14	-	(15,586)
Malaysian Ringgit	JPHQ	Buy	32,000,000	9,885,697		10/24/14	-	(8,536)
Chilean Peso	BZWS	Buy	1,883,586,000	3,603,570		10/27/14	-	(190,411)
Euro	BZWS	Sell	32,572,095	44,845,912		10/27/14	567,883	-
South Korean Won	JPHQ	Buy	144,472,760,000	134,443,291		10/27/14	-	(98,584)
Chilean Peso	DBAB	Buy	3,765,313,000	7,169,294		10/29/14	-	(347,704)
Euro	DBAB	Sell	175,760,000	242,540,012		10/29/14	3,612,746	-
Euro	GSCO	Sell	139,330,000	192,247,534		10/29/14	2,843,028	-
Chilean Peso	DBAB	Buy	7,610,341,800	14,436,219		10/31/14	-	(651,366)
Euro	DBAB	Sell	189,168,918	261,244,167		10/31/14	4,087,061	-
Malaysian Ringgit	JPHQ	Buy	115,374,900	36,077,205		10/31/14	-	(427,447)
Euro	DBAB	Sell	11,263,065	15,498,541		11/03/14	187,315	-

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Euro	DBAB	Sell	84,940,000	114,868,184	11/05/14	-	(601,695)
Euro	BZWS	Sell	79,210,113	107,123,757	11/05/14	-	(556,749)
Japanese Yen	CITI	Sell	6,474,170,000	66,040,047	11/05/14	2,664,051	-
Japanese Yen	BZWS	Sell	6,464,800,000	65,926,983	11/05/14	2,642,710	-
Japanese Yen	SCNY	Sell	12,949,800,000	132,397,505	11/05/14	5,631,220	-
Euro	DBAB	Sell	65,121,000	88,164,066	11/10/14	-	(364,865)
Japanese Yen	CITI	Sell	9,190,446,650	93,484,352	11/10/14	3,514,077	-
Euro	JPHQ	Sell	101,421,123	135,238,982	11/12/14	-	(2,639,234)
Japanese Yen	HSBK	Sell	6,367,072,000	64,574,767	11/12/14	2,242,792	-
Mexican Peso	CITI	Buy	435,292,000	32,184,251	11/12/14	116,186	-
Japanese Yen	JPHQ	Sell	9,028,069,000	91,294,054	11/13/14	2,910,728	-
Japanese Yen	MSCO	Sell	3,400,000,000	34,217,624	11/14/14	931,844	-
Malaysian Ringgit	JPHQ	Buy	338,000,000	103,572,961	11/14/14	1,089,182	-
Euro	MSCO	Sell	144,241,714	194,118,336	11/17/14	-	(1,976,349)
Euro	DBAB	Sell	102,118,400	137,269,596	11/17/14	-	(1,559,006)
Japanese Yen	CITI	Sell	12,407,760,000	125,305,595	11/17/14	3,830,782	-
Japanese Yen	SCNY	Sell	9,153,053,700	92,345,020	11/17/14	2,734,527	-
Euro	DBAB	Sell	37,050,139	49,902,833	11/19/14	-	(466,695)
Japanese Yen	DBAB	Sell	10,792,263,000	107,965,816	11/19/14	2,304,975	-
Japanese Yen	CITI	Sell	13,358,646,000	133,722,857	11/19/14	2,936,036	-
Malaysian Ringgit	DBAB	Buy	79,333,360	24,345,095	11/19/14	239,360	-
Euro	DBAB	Sell	145,693,000	197,173,622	11/20/14	-	(896,175)
Euro	JPHQ	Sell	143,015,781	193,584,322	11/20/14	-	(845,793)
Japanese Yen	JPHQ	Sell	9,694,306,000	97,205,153	11/20/14	2,292,827	-
Japanese Yen	HSBK	Sell	2,816,138,000	28,243,002	11/20/14	671,539	-
Japanese Yen	CITI	Sell	15,005,634,000	150,568,272	11/20/14	3,655,267	-
Malaysian Ringgit	HSBK	Buy	218,456,900	67,093,643	11/20/14	613,874	-
South Korean Won	JPHQ	Buy	193,500,000,000	180,234,724	11/24/14	-	(491,381)
Euro	DBAB	Sell	277,024,466	375,368,152	11/28/14	-	(1,257,611)
Unrealized appreciation (depreciation)						1,252,050,728	(912,882,772)
Net unrealized appreciation (depreciation)						$339,167,956
* In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

At November 30, 2013, the Fund had the follow ing interest rate sw ap contracts outstanding. See Note 3.
Interest Rate Sw ap Contracts
	Counterparty / Expiration		Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
OTC Sw aps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.184%	DBAB	10/15/20	$212,000,000	$-	$(987,279)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.558%	JPHQ	3/04/21	101,430,000	-	(9,933,039)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.523%	DBAB	3/28/21	471,880,000	-	(43,662,375)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.963%	JPHQ	11/23/40	332,000,000	-	(13,554,164)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 4.368%	CITI	12/20/40	43,600,000	-	(5,802,150)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 4.215%	JPHQ	1/11/41	234,600,000	-	(23,959,496)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 4.347%	CITI	2/25/41	245,400,000	-	(29,848,058)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 4.349%	JPHQ	2/25/41	245,400,000	-	(29,969,007)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 4.320%	JPHQ	2/28/41	184,050,000	-	(21,714,838)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 4.299%	JPHQ	3/01/41	61,350,000	-	(6,836,724)
Net unrealized appreciation (depreciation)					$(186,267,130)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Selected Portfolio

BHAC	-	Berkshire Hathaway Assurance Corp.
FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited)

Templeton Global Total Return Fund	Shares			Value
Common Stocks and Other Equity Interests 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC	920			$896,561
United States 0.0%†
[a]Bennu Oil & Gas LLC, A	250			16,750
[a,b]Comfort Co. Inc., Escrow Account	1,299			—
[a,b]NewPage Corp., Litigation Trust	2,500,000			—
[a]NewPage Holdings Inc.	10,000			905,000
				921,750
Total Common Stocks and Other Equity Interests (Cost $3,178,648)				1,818,311
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	37			35,150
[a]CEVA Holdings LLC, cvt. pfd., A-2	1,991			1,891,051
Total Convertible Preferred Stocks (Cost $2,895,379)				1,926,201
Preferred Stocks (Cost $575,000) 0.0%†
United States 0.0%†
GMAC Capital Trust I, 8.125%, pfd.	23,000			617,320
	Principal Amount*
Convertible Bonds (Cost $53,860,000) 0.6%
Canada 0.6%
[c]B2gold Corp., cvt., senior sub. note, 144A, 3.25%, 10/01/18	53,860,000			47,827,680

Foreign Government and Agency Securities 62.0%
Argentina 0.2%
[d]Government of Argentina, GDP Linked Securities, 6.266%, 12/15/35	187,930,000			17,049,949
Bosnia & Herzegovina 0.0%†
[e]Government of Bosnia & Herzegovina, senior bond, B, FRN, 1.063%, 12/11/21	247,917		DEM	144,638
Brazil 2.6%
Letra Tesouro Nacional, Strip, 1/01/15	1,390	[f]	BRL	532,435
Nota Do Tesouro Nacional,
10.00%, 1/01/17	8,225	[f]	BRL	3,327,263
10.00%, 1/01/23	289,500	[f]	BRL	106,074,788
[g]Index Linked, 6.00%, 5/15/15	8,804	[f]	BRL	9,004,990
[g]Index Linked, 6.00%, 8/15/16	5,657	[f]	BRL	5,729,717
[g]Index Linked, 6.00%, 5/15/17	5,321	[f]	BRL	5,367,169
[g]Index Linked, 6.00%, 8/15/18	3,665	[f]	BRL	3,670,346
[g]Index Linked, 6.00%, 5/15/45	400	[f]	BRL	373,021
senior note, 10.00%, 1/01/19	186,780	[f]	BRL	72,750,974
				206,830,703
Canada 1.1%
Government of Canada,
2.25%, 8/01/14	11,104,000		CAD	10,548,643
1.00%, 11/01/14	20,933,000		CAD	19,721,588
2.00%, 12/01/14	16,423,000		CAD	15,625,444
1.00%, 2/01/15	44,526,000		CAD	41,947,561
				87,843,236
Croatia 0.1%
[c]Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000			4,390,513
Ghana 1.9%
Government of Ghana,
13.45%, 2/17/14	40,170,000		GHS	17,460,177
12.39%, 4/28/14	20,230,000		GHS	8,676,314
13.00%, 6/02/14	10,857,000		GHS	4,678,007

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
14.00%, 10/13/14	390,000	GHS	165,110
14.99%, 2/23/15	12,590,000	GHS	5,300,639
24.00%, 5/25/15	40,600,000	GHS	18,961,449
21.00%, 10/26/15	60,275,000	GHS	27,311,596
19.24%, 5/30/16	30,200,000	GHS	13,342,095
26.00%, 6/05/17	980,000	GHS	505,641
23.00%, 8/21/17	24,040,000	GHS	11,648,991
19.04%, 9/24/18	43,060,000	GHS	18,954,444
[c]144A, 7.875%, 8/07/23	26,510,000		26,062,644
			153,067,107
Hungary 5.3%
Government of Hungary,
5.50%, 2/12/14	5,311,610,000	HUF	24,049,634
7.75%, 8/24/15	1,825,630,000	HUF	8,809,992
5.50%, 2/12/16	5,641,940,000	HUF	26,358,173
5.50%, 12/22/16	771,880,000	HUF	3,603,042
4.125%, 2/19/18	20,840,000		20,944,200
6.50%, 6/24/19	4,039,000,000	HUF	19,315,805
7.50%, 11/12/20	3,406,870,000	HUF	16,969,070
5.375%, 2/21/23	38,460,000		37,628,302
A, 8.00%, 2/12/15	47,800,000	HUF	227,408
A, 6.75%, 11/24/17	3,673,920,000	HUF	17,804,129
A, 5.50%, 12/20/18	1,050,900,000	HUF	4,829,390
A, 7.00%, 6/24/22	167,840,000	HUF	804,873
A, 6.00%, 11/24/23	3,126,230,000	HUF	14,055,884
B, 6.75%, 2/24/17	15,107,100,000	HUF	72,765,701
D, 6.75%, 8/22/14	11,051,360,000	HUF	51,079,889
[h]Reg S, 6.00%, 1/11/19	11,560,000	EUR	16,920,094
senior note, 6.25%, 1/29/20	21,385,000		23,042,337
senior note, 6.375%, 3/29/21	23,190,000		24,958,237
[h]senior note, Reg S, 3.50%, 7/18/16	10,000	EUR	13,856
[h]senior note, Reg S, 4.375%, 7/04/17	19,865,000	EUR	27,725,343
[h]senior note, Reg S, 5.75%, 6/11/18	6,625,000	EUR	9,618,109
[h]senior note, Reg S, 3.875%, 2/24/20	20,000	EUR	26,468
			421,549,936
Iceland 0.7%
[c]Government of Iceland, 144A,
4.875%, 6/16/16	44,345,000		46,318,353
5.875%, 5/11/22	10,810,000		11,208,889
			57,527,242
Indonesia 0.3%
Government of Indonesia,
FR20, 14.275%, 12/15/13	13,270,000,000	IDR	1,113,293
FR31, 11.00%, 11/15/20	10,309,000,000	IDR	975,501
FR34, 12.80%, 6/15/21	34,188,000,000	IDR	3,531,118
FR35, 12.90%, 6/15/22	3,540,000,000	IDR	370,355
FR36, 11.50%, 9/15/19	31,600,000,000	IDR	3,017,683
FR39, 11.75%, 8/15/23	6,350,000,000	IDR	634,336
FR40, 11.00%, 9/15/25	110,250,000,000	IDR	10,575,478
FR42, 10.25%, 7/15/27	2,150,000,000	IDR	194,983
FR43, 10.25%, 7/15/22	2,810,000,000	IDR	256,946
FR44, 10.00%, 9/15/24	7,250,000,000	IDR	654,663
FR46, 9.50%, 7/15/23	7,100,000,000	IDR	623,746
FR47, 10.00%, 2/15/28	26,890,000,000	IDR	2,395,498
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	2,232,605
			26,576,205
Ireland 6.7%
Government of Ireland,
5.50%, 10/18/17	5,621,500	EUR	8,678,822
5.90%, 10/18/19	19,824,000	EUR	31,551,944
4.50%, 4/18/20	28,686,000	EUR	42,424,414
5.00%, 10/18/20	54,121,000	EUR	82,229,844
senior bond, 4.50%, 10/18/18	26,986,000	EUR	40,557,070

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
senior bond, 4.40%, 6/18/19	35,443,000		EUR	52,824,576
senior bond, 5.40%, 3/13/25	179,328,930		EUR	275,778,812
				534,045,482
Latvia 0.6%
[c]Government of Latvia,
144A, 5.25%, 2/22/17	25,850,000			28,233,758
senior note, 144A, 5.25%, 6/16/21	18,000,000			19,485,090
				47,718,848
Lithuania 0.2%
[c]Government of Lithuania, 144A,
6.75%, 1/15/15	2,320,000			2,466,462
7.375%, 2/11/20	10,320,000			12,519,501
				14,985,963
Malaysia 3.2%
Government of Malaysia,
3.434%, 8/15/14	50,540,000		MYR	15,730,173
3.741%, 2/27/15	146,620,000		MYR	45,866,210
3.835%, 8/12/15	51,320,000		MYR	16,120,958
4.72%, 9/30/15	5,650,000		MYR	1,803,900
3.197%, 10/15/15	52,940,000		MYR	16,457,452
senior bond, 5.094%, 4/30/14	166,415,000		MYR	52,074,038
senior bond, 4.262%, 9/15/16	59,080,000		MYR	18,855,397
senior note, 3.172%, 7/15/16	272,320,000		MYR	84,537,857
				251,445,985
Mexico 6.4%
Government of Mexico,
7.00%, 6/19/14	4,035,260	[i]	MXN	31,353,151
9.50%, 12/18/14	5,411,200	[i]	MXN	43,758,973
6.00%, 6/18/15	1,986,840	[i]	MXN	15,686,381
8.00%, 12/17/15	13,403,870	[i]	MXN	110,633,568
6.25%, 6/16/16	1,917,030	[i]	MXN	15,427,426
7.25%, 12/15/16	31,453,850	[i]	MXN	260,142,152
7.75%, 12/14/17	1,335,000	[i]	MXN	11,315,215
[j]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	305,854	[k]	MXN	2,452,956
5.00%, 6/16/16	783,204	[k]	MXN	6,634,018
3.50%, 12/14/17	790,732	[k]	MXN	6,593,391
4.00%, 6/13/19	544,117	[k]	MXN	4,681,326
2.50%, 12/10/20	428,990	[k]	MXN	3,390,065
				512,068,622
Philippines 1.3%
Government of the Philippines,
senior bond, 6.375%, 5/13/15	101,000,000		PHP	2,447,974
senior bond, 8.375%, 5/22/15	160,000,000		PHP	3,965,820
senior bond, 7.00%, 1/27/16	260,790,000		PHP	6,482,759
senior bond, 9.125%, 9/04/16	126,690,000		PHP	3,342,903
senior note, 6.25%, 1/27/14	661,920,000		PHP	15,269,816
senior note, 1.625%, 4/25/16	3,251,880,000		PHP	73,982,474
				105,491,746
Poland 3.5%
Government of Poland,
5.75%, 4/25/14	54,585,000		PLN	17,860,935
5.50%, 4/25/15	49,885,000		PLN	16,730,011
6.25%, 10/24/15	46,028,000		PLN	15,796,750
5.00%, 4/25/16	304,780,000		PLN	102,803,426
4.75%, 10/25/16	242,460,000		PLN	81,735,264
[e]FRN, 2.71%, 1/25/17	64,309,000		PLN	20,716,017
[e]FRN, 2.71%, 1/25/21	65,239,000		PLN	20,598,766
				276,241,169
Russia 0.1%
Russia Foreign Bond, senior bond,
[c]144A, 7.50%, 3/31/30	2,475,330			2,902,324

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

[h]Reg S, 7.50%, 3/31/30	5,995,275		7,029,460
			9,931,784
Serbia 2.6%
[c]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	45,960,000		43,202,400
7.25%, 9/28/21	29,790,000		31,270,861
Serbia Treasury Bill, Strip, 12/12/13	341,000,000	RSD	4,047,170
Serbia Treasury Bond, 10.00%,
6/27/16	680,370,000	RSD	7,854,334
8/15/16	280,100,000	RSD	3,225,945
11/21/18	140,010,000	RSD	1,553,698
Serbia Treasury Note, 10.00%,
3/01/15	1,589,800,000	RSD	18,744,968
3/21/15	1,000,000,000	RSD	11,772,551
4/27/15	606,300,000	RSD	7,126,760
9/14/15	435,500,000	RSD	5,097,645
9/28/15	149,700,000	RSD	1,751,289
10/18/15	637,300,000	RSD	7,450,282
12/06/15	123,700,000	RSD	1,443,257
2/21/16	4,619,000,000	RSD	53,681,608
10/17/16	156,810,000	RSD	1,800,771
11/08/17	848,160,000	RSD	9,569,386
			209,592,925
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	2,210,000	SGD	1,797,200

Slovenia 1.4%
[c]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	28,870,000		28,632,111
5.85%, 5/10/23	84,940,000		85,800,442
			114,432,553
South Korea 13.7%
Korea Monetary Stabilization Bond,
senior bond, 3.48%, 12/02/13	4,316,170,000	KRW	4,078,746
senior bond, 3.47%, 2/02/14	7,819,740,000	KRW	7,400,898
senior bond, 3.59%, 4/02/14	30,322,270,000	KRW	28,751,382
senior bond, 2.47%, 4/02/15	44,895,900,000	KRW	42,274,891
senior bond, 2.80%, 8/02/15	59,677,950,000	KRW	56,339,751
senior bond, 2.81%, 10/02/15	6,951,000,000	KRW	6,565,710
senior note, 3.28%, 6/02/14	10,340,800,000	KRW	9,805,824
senior note, 2.57%, 6/09/14	19,719,000,000	KRW	18,632,434
senior note, 2.82%, 8/02/14	11,569,200,000	KRW	10,948,982
senior note, 2.78%, 10/02/14	46,142,500,000	KRW	43,656,051
senior note, 2.84%, 12/02/14	61,896,730,000	KRW	58,581,585
senior note, 2.74%, 2/02/15	114,182,750,000	KRW	107,928,333
senior note, 2.76%, 6/02/15	165,919,000,000	KRW	156,709,649
Korea Treasury Bond,
senior bond, 3.00%, 12/10/13	147,969,910,000	KRW	139,841,287
senior bond, 3.50%, 6/10/14	8,900,000,000	KRW	8,449,815
senior note, 3.25%, 12/10/14	28,350,610,000	KRW	26,938,718
senior note, 4.50%, 3/10/15	1,417,600,000	KRW	1,368,484
senior note, 3.25%, 6/10/15	40,661,740,000	KRW	38,674,629
senior note, 4.00%, 9/10/15	7,503,000,000	KRW	7,228,691
senior note, 2.75%, 12/10/15	328,043,360,000	KRW	309,079,206
Korea Treasury Note, senior bond, 4.00%, 3/10/16	2,835,300,000	KRW	2,739,999
			1,085,995,065
Sri Lanka 0.7%
Government of Sri Lanka,
A, 7.00%, 3/01/14	1,010,180,000	LKR	7,661,167
A, 11.25%, 7/15/14	154,200,000	LKR	1,187,546
A, 11.75%, 3/15/15	611,300,000	LKR	4,761,573
A, 6.50%, 7/15/15	90,460,000	LKR	654,686
A, 11.00%, 8/01/15	148,900,000	LKR	1,149,264

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
A, 6.40%, 8/01/16	86,300,000	LKR	595,746
A, 5.80%, 1/15/17	394,700,000	LKR	2,641,152
A, 8.00%, 11/15/18	542,330,000	LKR	3,638,714
A, 9.00%, 5/01/21	162,810,000	LKR	1,097,005
B, 11.75%, 4/01/14	16,670,000	LKR	127,981
B, 6.60%, 6/01/14	33,700,000	LKR	253,473
B, 11.00%, 9/01/15	333,600,000	LKR	2,573,816
B, 8.00%, 6/01/16	1,537,000,000	LKR	11,070,557
B, 6.40%, 10/01/16	885,200,000	LKR	6,042,729
B, 5.80%, 7/15/17	973,900,000	LKR	6,310,167
B, 8.50%, 7/15/18	124,950,000	LKR	868,738
C, 8.50%, 4/01/18	221,130,000	LKR	1,541,221
D, 8.50%, 6/01/18	119,600,000	LKR	828,657
			53,004,192
Sweden 1.8%
Government of Sweden, 6.75%, 5/05/14	575,330,000	SEK	89,895,148
Kommuninvest I Sverige AB, 2.25%, 5/05/14	318,830,000	SEK	48,882,778
			138,777,926
Ukraine 2.2%
[c]Government of Ukraine,
144A, 9.25%, 7/24/17	13,210,000		12,334,837
144A, 7.75%, 9/23/20	50,845,000		44,997,825
senior bond, 144A, 6.58%, 11/21/16	9,395,000		8,414,867
senior bond, 144A, 7.80%, 11/28/22	87,520,000		75,906,096
senior note, 144A, 6.25%, 6/17/16	3,000,000		2,690,625
senior note, 144A, 6.75%, 11/14/17	300,000		265,125
senior note, 144A, 7.95%, 2/23/21	12,058,000		10,663,794
senior note, 144A, 7.50%, 4/17/23	21,370,000		18,324,775
			173,597,944
Uruguay 5.4%
[j]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	130,009,548	UYU	6,342,065
Index Linked, zero cpn., 4/11/14	53,812,770	UYU	2,497,904
Index Linked, zero cpn., 4/16/14	26,045,490	UYU	1,208,150
Index Linked, zero cpn., 3/26/15	14,785,530	UYU	654,043
senior bond, Index Linked, 5.00%, 9/14/18	67,111,159	UYU	3,462,945
senior bond, Index Linked, 4.375%, 12/15/28	2,206,388,318	UYU	110,287,107
senior bond, Index Linked, 3.70%, 6/26/37	23,880,897	UYU	1,073,146
Uruguay Notas del Tesoro,
9.00%, 1/27/14	400,183,000	UYU	18,718,810
9.75%, 6/14/14	227,208,000	UYU	10,501,496
10.50%, 3/21/15	288,830,000	UYU	13,089,178
10.25%, 8/22/15	547,671,000	UYU	24,541,908
9.50%, 1/27/16	496,989,000	UYU	21,416,775
11.00%, 3/21/17	66,205,000	UYU	2,858,547
[j]Index Linked, 4.00%, 6/14/15	421,086,975	UYU	19,706,653
[j]2, Index Linked, 7.00%, 12/23/14	104,217,489	UYU	5,042,584
[j]10, Index Linked, 4.25%, 1/05/17	16,862,610	UYU	774,557
[j]13, Index Linked, 4.00%, 5/25/25	484,653,822	UYU	22,903,728
[j]14, Index Linked, 4.00%, 6/10/20	498,001,794	UYU	23,856,803
[j]16, Index Linked, 3.25%, 1/27/19	863,628	UYU	37,863
[j]17, Index Linked, 2.75%, 6/16/16	303,822,144	UYU	13,714,402
[j]18, Index Linked, 2.25%, 8/23/17	258,457,077	UYU	11,193,289
[j]19, Index Linked, 2.50%, 9/27/22	162,255,477	UYU	6,950,455
Uruguay Treasury Bill, Strip,
7/24/14	457,450,000	UYU	19,718,904
9/11/14	619,210,000	UYU	26,236,764
12/18/14	37,470,000	UYU	1,531,539
2/05/15	37,850,000	UYU	1,519,756
3/26/15	409,098,000	UYU	16,073,097
5/14/15	262,174,000	UYU	10,110,641
7/02/15	109,781,000	UYU	4,190,090
8/20/15	582,066,000	UYU	21,862,723
10/08/15	69,680,000	UYU	2,578,720

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

			424,654,642
Vietnam 0.0%†
Government of Vietnam,
[c]144A, 6.75%, 1/29/20	2,790,000		3,027,457
[h]Reg S, 6.875%, 1/15/16	100,000		107,587
			3,135,044
Total Foreign Government and Agency Securities (Cost $4,881,002,292)			4,931,896,619
Quasi-Sovereign and Corporate Bonds 12.7%
Australia 0.2%
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	3,100,000		2,908,434
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	400,000		414,566
6.00%, 4/01/17	1,000,000		1,062,500
6.875%, 2/01/18	7,000,000		7,420,000
8.25%, 11/01/19	600,000		673,500
			12,479,000
Bermuda 0.1%
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	2,600,000		2,723,500
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	6,100,000		5,915,841
			8,639,341
Canada 0.4%
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	10,500,000		11,333,437
[c]Inmet Mining Corp., senior note, 144A,
8.75%, 6/01/20	10,000,000		10,925,000
7.50%, 6/01/21	1,500,000		1,571,250
Novelis Inc., senior note,
8.375%, 12/15/17	1,000,000		1,070,000
8.75%, 12/15/20	4,000,000		4,500,000
			29,399,687
France 0.1%
CGG, senior note,
9.50%, 5/15/16	47,000		49,761
7.75%, 5/15/17	2,850,000		2,946,188
6.50%, 6/01/21	6,600,000		6,814,500
			9,810,449
Germany 0.2%
[c]Faenza GmbH, senior note, 144A, 8.25%, 8/15/21	2,200,000	EUR	3,214,484
[c]Orion Engineered Carbons Bondco GmbH, senior secured bond, 144A, 10.00%,
6/15/18	1,440,000	EUR	2,178,602
[c,l]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	4,000,000		4,200,000
[c]Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH,
secured bond, 144A, 5.75%, 1/15/23	2,100,000	EUR	2,941,785
senior secured note, 144A, 5.625%, 4/15/23	1,000,000	EUR	1,374,544
			13,909,415
Italy 0.2%
[c]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	12,300,000		13,084,125
[c,l]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%,
7/15/17	153,064	EUR	206,688
			13,290,813
Japan 0.0%†
[c]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	1,300,000		1,436,500
8.375%, 4/01/18	500,000	EUR	756,459
			2,192,959
Kazakhstan 0.3%
[c]Halyk Savings Bank of Kazakhstan JSC, senior note, 144A, 7.25%, 1/28/21	23,770,000		25,211,056
HSBK (Europe) BV, senior note,
[c]144A, 7.25%, 5/03/17	200,000		215,356
[h]Reg S, 7.25%, 5/03/17	100,000		107,678
[c]KazMunayGas National Co., senior note, 144A, 11.75%, 1/23/15	1,300,000		1,440,894

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

			26,974,984
Luxembourg 0.2%
ArcelorMittal, senior note, 6.00%, 3/01/21	3,100,000		3,265,199
Intelsat Jackson Holdings SA,
6.625%, 12/15/22	4,200,000		4,294,500
[c]senior bond, 144A, 5.50%, 8/01/23	1,500,000		1,443,750
senior note, 8.50%, 11/01/19	2,200,000		2,411,750
senior note, 7.25%, 10/15/20	2,000,000		2,195,000
senior note, 7.50%, 4/01/21	5,500,000		6,070,625
			19,680,824
Mexico 0.2%
[c]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	12,100,000		13,340,250

Netherlands 0.3%
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	3,200,000		3,320,000
[c]Nokia Siemens Networks Finance BV, senior note, 144A, 7.125%, 4/15/20	3,000,000	EUR	4,661,010
[c]UPC Holding BV, senior note, 144A,
6.375%, 9/15/22	3,000,000	EUR	4,136,328
6.75%, 3/15/23	2,800,000	EUR	3,892,256
[c]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	1,100,000	EUR	1,595,691
[c]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	4,500,000		4,826,250
Ziggo Bond Co.,
[c]senior bond, 144A, 8.00%, 5/15/18	1,000,000	EUR	1,450,941
[h]senior note, Reg S, 8.00%, 5/15/18	100,000	EUR	145,094
			24,027,570
Russia 0.8%
[c]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,
secured note, 144A, 7.875%, 9/25/17	10,740,000		11,944,813
senior note, 144A, 7.75%, 4/28/21	29,610,000		31,775,231
Gaz Capital SA (OJSC Gazprom), loan participation,
[c]senior bond, 144A, 6.51%, 3/07/22	2,860,000		3,074,500
[h]senior bond, Reg S, 6.51%, 3/07/22	170,000		183,040
[c]senior note, 144A, 5.092%, 11/29/15	8,760,000		9,305,660
LUKOIL International Finance BV,
[c]144A, 6.656%, 6/07/22	430,000		470,850
[h]Reg S, 6.656%, 6/07/22	2,400,000		2,638,884
[c]senior note, 144A, 6.125%, 11/09/20	6,180,000		6,716,671
TNK-BP Finance SA,
[c]senior bond, 144A, 7.25%, 2/02/20	590,000		666,550
[h]senior note, Reg S, 7.875%, 3/13/18	420,000		483,491
[c]VTB Capital SA (VTB Bank), loan participation, senior bond, 144A, 6.25%, 6/30/35	610,000		650,413
			67,910,103
South Africa 1.0%
[c]Edcon Holdings Pty. Ltd.,
[e]secured note, 144A, FRN, 5.724%, 6/15/15	8,005,000	EUR	10,899,383
senior note, 144A, 13.375%, 6/30/19	31,079,000	EUR	44,856,320
Edcon Pty. Ltd.,
[c]secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	2,839,069
[c]senior secured note, 144A, 9.50%, 3/01/18	13,350,000		13,967,771
[c]senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	11,250,425
[h]senior secured note, Reg S, 9.50%, 3/01/18	100,000	EUR	142,123
			83,955,091
South Korea 0.1%
[c]The Export-Import Bank of Korea, senior note, 144A, 1.45%, 5/19/14	60,570,000	SEK	9,247,668

Spain 0.1%
[c]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	6,000,000		6,390,000

Switzerland 0.1%
[c]Ineos Group Holdings SA,
secured note, second lien, 144A, 7.875%, 2/15/16	1,347,314	EUR	1,851,925
senior note, 144A, 6.50%, 8/15/18	2,100,000	EUR	2,900,350
			4,752,275

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Trinidad and Tobago 0.0%†
Petro Co. of Trinidad and Tobago Ltd., senior note,
[c]144A, 9.75%, 8/14/19	450,000		573,750
[h]Reg S, 9.75%, 8/14/19	150,000		191,250
			765,000
Ukraine 0.4%
[c]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	18,260,000		15,828,864
7.40%, 4/20/18	15,100,000		12,697,816
			28,526,680
United Arab Emirates 0.2%
DP World Ltd.,
[c]144A, 6.85%, 7/02/37	130,000		130,410
[h]Reg S, 6.85%, 7/02/37	1,500,000		1,504,733
[c]Dubai Electricity & Water Authority, senior note, 144A, 7.375%, 10/21/20	9,300,000		10,919,223
			12,554,366
United Kingdom 0.5%
[c]Algeco Scotsman Global Finance PLC,
first lien, 144A, 9.00%, 10/15/18	500,000	EUR	739,055
senior secured note, first lien, 144A, 8.50%, 10/15/18	4,000,000		4,310,000
[c]Boparan Finance PLC, senior note, 144A, 9.75%, 4/30/18	2,000,000	EUR	2,993,574
[c]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	3,100,000		2,588,500
[c]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	10,419,000		10,952,974
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000		358,829
Kerling PLC, senior secured note,
[c]144A, 10.625%, 2/01/17	3,000,000	EUR	4,367,697
[h]Reg S, 10.625%, 2/01/17	1,200,000	EUR	1,747,079
[c]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	1,300,000		1,348,750
[c]Matalan Finance Ltd., senior secured note, 144A, 8.875%, 4/29/16	1,400,000	GBP	2,355,158
[c]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	2,900,000	GBP	5,000,229
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	600,000		612,750
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	2,800,000	EUR	4,295,600
			41,670,195
United States 7.2%
[c]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	6,000,000		6,660,000
Alere Inc., senior sub. note, 6.50%, 6/15/20	1,500,000		1,545,000
Ally Financial Inc., senior note,
4.75%, 9/10/18	800,000		843,000
7.50%, 9/15/20	3,200,000		3,764,000
Antero Resources Finance Corp., senior note,
9.375%, 12/01/17	2,600,000		2,721,888
7.25%, 8/01/19	942,000		1,015,005
Ashland Inc., senior note, 4.75%, 8/15/22	4,600,000		4,404,500
[m]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	8,000,000		8,961,256
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	1,800,000		1,917,000
Caesars Entertainment Operating Co. Inc.,
first lien, 9.00%, 2/15/20	1,400,000		1,368,500
senior secured note, 11.25%, 6/01/17	6,600,000		6,732,000
[c]Calpine Corp., senior secured note, 144A,
7.875%, 7/31/20	348,000		382,800
7.50%, 2/15/21	2,620,000		2,868,900
7.875%, 1/15/23	4,824,000		5,306,400
[c]Capsugel FinanceCo SCA, senior note, 144A, 9.875%, 8/01/19	700,000	EUR	1,066,768
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	400,000		379,000
senior note, 7.25%, 10/30/17	400,000		424,000
senior note, 8.125%, 4/30/20	5,000,000		5,487,500
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	4,000,000		4,465,000
CenturyLink Inc., senior bond, 6.75%, 12/01/23	1,300,000		1,331,688
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	600,000		687,000
8.25%, 9/01/21	7,400,000		8,158,500

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	10,500,000	11,812,500
5.75%, 3/15/23	1,700,000	1,768,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	5,100,000	5,571,750
senior note, 7.125%, 7/15/20	4,600,000	4,766,750
senior secured note, 5.125%, 8/15/18	1,300,000	1,355,250
CIT Group Inc.,
senior bond, 5.00%, 8/01/23	2,000,000	1,970,000
senior note, 5.375%, 5/15/20	1,700,000	1,823,250
senior note, 5.00%, 8/15/22	6,400,000	6,363,341
[c]senior note, 144A, 6.625%, 4/01/18	600,000	681,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	7,000,000	7,245,000
Clear Channel Communications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	7,900,000	8,018,500
senior secured note, first lien, 9.00%, 12/15/19	127,000	130,175
senior secured note, first lien, 11.25%, 3/01/21	1,000,000	1,085,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	2,000,000	2,080,000
senior sub. note, 7.625%, 3/15/20	200,000	210,000
senior sub. note, 7.625%, 3/15/20	1,500,000	1,590,000
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	2,600,000	2,912,000
[c,l]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	1,300,000	1,352,000
[c]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	3,930,000	4,342,650
CONSOL Energy Inc., senior note,
8.00%, 4/01/17	1,400,000	1,485,750
8.25%, 4/01/20	2,300,000	2,512,750
6.375%, 3/01/21	3,500,000	3,648,750
Cricket Communications Inc., senior note, 7.75%, 10/15/20	7,000,000	8,050,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	4,500,000	4,753,125
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	11,100,000	11,016,750
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	7,100,000	7,277,500
Del Monte Corp., senior note, 7.625%, 2/15/19	5,100,000	5,329,500
DISH DBS Corp., senior note,
7.75%, 5/31/15	1,800,000	1,968,750
7.125%, 2/01/16	2,150,000	2,381,125
5.875%, 7/15/22	5,050,000	5,138,375
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	5,300,000	5,697,500
El Paso Corp., senior note, 7.00%, 6/15/17	4,000,000	4,546,104
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	3,700,000	4,028,375
Energy Transfer Equity LP,
[n]senior bond, 5.875%, 1/15/24	1,100,000	1,098,625
senior note, 7.50%, 10/15/20	5,000,000	5,725,000
Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	1,000,000	1,075,000
senior note, 9.25%, 12/15/17	4,000,000	4,480,000
Equinix Inc., senior bond, 5.375%, 4/01/23	10,000,000	9,875,000
Euramax International Inc., senior secured note, 9.50%, 4/01/16	1,000,000	995,000
[c]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	4,000,000	4,340,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	8,800,000	10,362,000
[c]senior note, 144A, 11.25%, 1/15/21	500,000	552,500
[c]senior secured bond, 144A, 8.25%, 1/15/21	5,000,000	5,331,250
Ford Motor Credit Co. LLC, senior note,
6.625%, 8/15/17	2,900,000	3,389,462
5.00%, 5/15/18	500,000	557,486
8.125%, 1/15/20	1,000,000	1,258,087
Freescale Semiconductor Inc.,
senior note, 8.05%, 2/01/20	6,700,000	7,252,750
senior note, 10.75%, 8/01/20	2,374,000	2,706,360
[c]senior secured note, 144A, 9.25%, 4/15/18	622,000	674,093
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	500,000	520,625
senior note, 8.50%, 4/15/20	3,400,000	3,910,000
senior note, 8.75%, 4/15/22	1,500,000	1,717,500

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
senior note, 7.125%, 1/15/23	2,700,000	2,794,500
senior note, 7.875%, 1/15/27	300,000	294,375
[c]Gannett Co. Inc., senior note, 144A, 5.125%, 7/15/20	1,600,000	1,640,000
[c]General Motors Financial Co. Inc., senior note, 144A, 3.25%, 5/15/18	1,900,000	1,909,500
GMAC Inc., sub. note, 8.00%, 12/31/18	3,300,000	3,943,500
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	8,300,000	8,839,500
Halcon Resources Corp., senior note, 8.875%, 5/15/21	8,000,000	8,160,000
HCA Inc.,
senior note, 7.50%, 2/15/22	2,300,000	2,564,500
senior secured note, 7.875%, 2/15/20	100,000	108,125
senior secured note, 5.875%, 3/15/22	11,900,000	12,376,000
HDTFS Inc., 6.25%, 10/15/22	800,000	836,000
Hologic Inc., senior note, 6.25%, 8/01/20	5,000,000	5,300,000
Interactive Data Corp., senior note, 10.25%, 8/01/18	2,300,000	2,534,522
International Lease Finance Corp.,
senior note, 8.25%, 12/15/20	2,700,000	3,213,000
[c]senior secured note, 144A, 6.75%, 9/01/16	1,100,000	1,230,625
[c]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	4,600,000	4,853,000
[c,l]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	3,400,000	3,608,250
Jarden Corp., senior note, 6.125%, 11/15/22	2,550,000	2,728,500
[c]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	5,500,000	5,967,500
7.25%, 6/01/21	700,000	729,750
[m]JPMorgan Chase & Co., junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	5,000,000	4,837,500
[c]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	2,500,000	2,760,755
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	1,600,000	1,720,000
7.75%, 2/01/21	6,900,000	7,193,250
[c]144A, 6.25%, 11/01/19	2,500,000	2,500,000
The Manitowoc Co. Inc., senior note,
9.50%, 2/15/18	600,000	639,750
8.50%, 11/01/20	4,100,000	4,653,500
Meritor Inc., senior note, 6.75%, 6/15/21	4,000,000	4,040,000
MGM Resorts International, senior note,
6.875%, 4/01/16	800,000	888,000
7.50%, 6/01/16	2,900,000	3,284,250
8.625%, 2/01/19	700,000	827,750
6.75%, 10/01/20	200,000	215,500
6.625%, 12/15/21	5,700,000	6,006,375
Michael's Stores Inc., senior note, 7.75%, 11/01/18	5,700,000	6,198,750
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	5,400,000	5,663,250
Navistar International Corp., senior note, 8.25%, 11/01/21	3,000,000	3,097,500
[c]Nuveen Investments Inc., senior note, 144A,
9.125%, 10/15/17	3,700,000	3,690,750
9.50%, 10/15/20	5,900,000	5,826,250
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	4,000,000	4,140,000
senior secured note, first lien, 7.50%, 11/01/19	4,700,000	5,111,250
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	4,600,000	4,853,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	7,300,000	7,893,125
Pinnacle Entertainment Inc., senior sub. note,
8.75%, 5/15/20	2,050,000	2,275,500
7.75%, 4/01/22	4,300,000	4,708,500
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	900,000	982,500
6.625%, 5/01/21	3,500,000	3,829,434
6.875%, 2/15/23	500,000	556,250
[c]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	200,000	207,500
[c]Post Holdings Inc., senior note, 144A, 6.75%, 12/01/21	1,000,000	1,022,500
Quicksilver Resources Inc.,
[c,e]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	2,500,000	2,487,500
senior note, 9.125%, 8/15/19	2,500,000	2,537,500
Regions Bank, sub. note, 7.50%, 5/15/18	2,000,000	2,390,000
Reynolds Group Issuer Inc./LLC/SA,
senior note, 8.50%, 5/15/18	3,950,000	4,196,875

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
senior note, 9.00%, 4/15/19	8,550,000		9,191,250
senior note, 9.875%, 8/15/19	1,000,000		1,115,000
senior secured note, 7.125%, 4/15/19	500,000		537,500
Rite Aid Corp., senior secured note, 8.00%, 8/15/20	1,900,000		2,137,500
[c]Sabine Pass Liquefaction LLC, secured note, 144A, 5.625%, 2/01/21	7,600,000		7,543,000
[c]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	8,500,000		9,233,125
[c]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	800,000		906,000
6.50%, 12/01/20	3,400,000		3,706,000
8.375%, 9/15/21	800,000		920,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	1,200,000		1,332,000
SLM Corp., senior note,
8.45%, 6/15/18	3,900,000		4,558,125
5.50%, 1/15/19	3,600,000		3,737,750
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	2,000,000		2,330,000
6.00%, 11/15/22	5,000,000		4,987,500
[c]144A, 9.00%, 11/15/18	9,000,000		10,912,500
[c]144A, 7.00%, 3/01/20	400,000		447,000
Sterling International Inc., senior note, 11.00%, 10/01/19	1,100,000		1,149,500
[c]Sun Merger Sub Inc., senior note, 144A, 5.875%, 8/01/21	1,400,000		1,452,500
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	1,000,000		1,015,000
senior note, 6.542%, 4/28/20	3,200,000		3,404,000
senior note, 6.125%, 1/15/22	600,000		612,750
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	3,900,000		4,241,250
Terex Corp., senior note, 6.00%, 5/15/21	5,400,000		5,602,500
[c]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	6,200,000		4,572,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	2,700,000		2,713,500
[c]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	2,000,000		2,210,000
senior secured note, 144A, 6.875%, 5/15/19	1,500,000		1,623,750
senior secured note, 144A, 7.875%, 11/01/20	2,500,000		2,793,750
senior secured note, 144A, 5.125%, 5/15/23	800,000		804,000
[c]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	1,500,000		1,657,500
Visant Corp., senior note, 10.00%, 10/01/17	6,500,000		6,110,000
[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	7,600,000		8,046,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	4,600,000		4,968,000
West Corp., senior note, 7.875%, 1/15/19	3,500,000		3,801,875
			574,460,799
Venezuela 0.1%
Petroleos de Venezuela SA, senior sub. bond, 4.90%, 10/28/14	5,790,000		5,275,385

Total Quasi-Sovereign and Corporate Bonds (Cost $961,160,498)			1,009,252,854
Credit-Linked Notes 0.2%
Ukraine 0.2%
[c,e]Citigroup Funding Inc. (Export/Import Bank of Ukraine), 144A, FRN, 5.50%, 9/01/15	10,273,600	UAH	1,139,396
[c]ING Americas Issuance BV (Government of Ukraine), 144A, 5.50%,
8/24/15	63,854,000	UAH	7,083,100
8/25/15	22,752,800	UAH	2,523,446
Total Credit-Linked Notes (Cost $10,339,643)			10,745,942
[e]Senior Floating Rate Interests 0.1%
Luxembourg 0.0%†
August Luxuk Holding Co., Lux Second Lien, 10.50%, 4/27/19	164,128		168,231

United States 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	191,948		190,988
Air Distribution Technologies (Tomkins Air Distribution), Second Lien Initial Loan,
9.25%, 5/09/20	114,496		116,929
Ardent Medical Services Inc., Second Lien Term Loan, 11.00%, 1/02/19	118,114		119,591
[l]ATP Oil & Gas Corp.,
Additional NM Loans (DIP), PIK, 10.00%, 2/28/14	303		224
New Money (DIP), PIK, 10.00%, 2/28/14	2,149		1,588

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Refinancing Loan (DIP), PIK, 10.00%, 2/28/14	4,589		3,390
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	53,741		55,084
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	569,795		584,922
[b]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	23,812		21,564
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%,
1/29/18	95,485		90,950
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	13,086		13,484
Patriot Coal Corp., DIP Term Loan, 9.25%, 12/31/13	120,594		121,197
Road Infrastructure Investment LLC (Ennis Flint), Second Lien Term Loan, 10.25%,
9/30/18	711,596		720,491
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	323,485		322,676
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	201,821		205,908
			2,568,986
Total Senior Floating Rate Interests (Cost $2,678,383)			2,737,217
Total Investments before Short Term Investments (Cost $5,915,689,843)			6,006,822,144

Short Term Investments 19.3%
Foreign Government and Agency Securities 8.4%
Canada 0.9%
Government of Canada,
1.00%, 2/01/14	30,754,000	CAD	28,973,078
2.00%, 3/01/14	17,343,000	CAD	16,380,517
0.75%, 5/01/14	30,492,000	CAD	28,710,444
			74,064,039
Hungary 0.1%
[o]Hungary Treasury Bills, 1/08/14 - 6/25/14	827,480,000	HUF	3,668,563
Malaysia 1.4%
[o]Bank of Negara Monetary Notes, 1/30/14 - 10/16/14	349,640,000	MYR	106,880,777
[o]Malaysia Treasury Bill, 5/30/14	890,000	MYR	271,872
			107,152,649
Philippines 1.5%
[o]Philippine Treasury Bill, 12/04/13 - 11/05/14	5,366,265,000	PHP	122,680,460
Singapore 3.8%
[o]Monetary Authority of Singapore Treasury Bills, 1/03/14 - 2/14/14	50,864,000	SGD	40,516,282
[o]Singapore Treasury Bills,
1/10/14 - 5/16/14	42,371,000	SGD	33,736,051
5/30/14	118,514,000	SGD	94,337,597
10/31/14	170,000,000	SGD	135,142,109
			303,732,039
South Korea 0.3%
Korea Monetary Stabilization Bond, senior bond,
2.55%, 5/09/14	4,757,000,000	KRW	4,494,923
2.72%, 9/09/14	20,084,000,000	KRW	18,989,032
			23,483,955
Sweden 0.1%
[o]Sweden Treasury Bill, 12/18/13	54,570,000	SEK	8,317,085
Uruguay 0.3%
[o]Uruguay Treasury Bills, 12/04/13 - 8/29/14	531,252,000	UYU	23,745,783

Total Foreign Government and Agency Securities (Cost $678,742,235)			666,844,573
Total Investments before Money Market Funds (Cost $6,594,432,078)			6,673,666,717
	Shares
Money Market Funds (Cost $868,180,863) 10.9%
United States 10.9%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	868,180,863		868,180,863
Total Investments (Cost $7,462,612,941) 94.9%			7,541,847,580

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Other Assets, less Liabilities 5.1%	408,792,615
Net Assets 100.0%	$7,950,640,195

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2013, the aggregate value of these securities was $21,564, representing less than 0.01% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2013, the aggregate value of these securities was $1,080,584,896, representing 13.59% of net assets.
d Security is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of this GDP linked security.
e The coupon rate shown represents the rate at period end.
f Principal amount is stated in 1,000 Brazilian Real Units.
g Redemption price at maturity is adjusted for inflation.
h Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2013, the aggregate value of these securities was $68,584,289, representing 0.86% of net assets.
i Principal amount is stated in 100 Mexican Peso Units.
j Principal amount of security is adjusted for inflation.
k Principal amount is stated in 100 Unidad de Inversion Units.
l Income may be received in additional securities and/or cash.
m Perpetual security with no stated maturity date.
n Security purchased on a when-issued basis.
o The security is traded on a discount basis with no stated coupon rate.
p The Institutional Fiduciary Trust Money Market Portfolio is managed by Fund's investment manager.

At November 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*	Date	Appreciation	Depreciation
Euro	DBAB	Sell	7,610,000	9,923,098	12/03/13	$-	$(414,313)
Euro	UBSW	Sell	425,000	554,094	12/03/13	-	(23,226)
Indian Rupee	CITI	Sell	42,980,000	680,817	12/03/13	-	(7,270)
Indian Rupee	CITI	Buy	42,980,000	613,825	12/03/13	74,263	-
Indian Rupee	JPHQ	Buy	46,700,000	700,465	12/04/13	46,986	-
Indian Rupee	JPHQ	Sell	46,700,000	747,918	12/04/13	467	-
Chilean Peso	DBAB	Buy	87,440,000	173,837	12/05/13	-	(9,906)
Chilean Peso	DBAB	Buy	166,450,000	331,640	12/06/13	-	(19,616)
Euro	UBSW	Sell	3,227,500	4,237,062	12/09/13	-	(147,160)
Euro	HSBK	Sell	7,767	10,216	12/09/13	-	(335)
Euro	DBAB	Sell	183,617	241,035	12/10/13	-	(8,390)
Singapore Dollar	DBAB	Buy	9,810,000	8,055,510	12/10/13	-	(238,414)
Australian Dollar	DBAB	Buy	937,000	886,871	12/11/13	-	(33,943)
Australian Dollar	DBAB	Sell	937,000	899,942	12/11/13	47,014	-
Singapore Dollar	GSCO	Buy	5,725,000	4,602,090	12/11/13	-	(40,123)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Australian Dollar	DBAB	Buy	521,000	533,738		12/13/13	-	(59,548)
Australian Dollar	DBAB	Sell	521,000	500,342		12/13/13	26,152	-
Euro	JPHQ	Sell	455,000	593,918		12/13/13	-	(24,151)
Malaysian Ringgit	DBAB	Buy	8,400,000	2,647,754		12/13/13	-	(42,699)
Polish Zloty	DBAB	Buy	15,880,000	3,765,800	EUR	12/13/13	10,850	-
Singapore Dollar	DBAB	Buy	9,800,000	7,775,309		12/13/13	33,832	-
Mexican Peso	CITI	Buy	197,663,500	15,131,207		12/16/13	-	(70,481)
Swedish Krona	MSCO	Buy	35,702,800	4,074,081	EUR	12/16/13	-	(92,696)
Swedish Krona	UBSW	Buy	4,627,500	524,125	EUR	12/17/13	-	(6,701)
Euro	DBAB	Sell	552,375	729,522		12/18/13	-	(20,820)
Indian Rupee	JPHQ	Buy	1,312,000	18,791		12/18/13	2,133	-
Swedish Krona	UBSW	Buy	4,627,500	520,962	EUR	12/18/13	-	(2,420)
Malaysian Ringgit	HSBK	Buy	6,027,114	1,940,000		12/20/13	-	(70,838)
Mexican Peso	CITI	Buy	94,764,220	7,074,861		12/23/13	141,861	-
Singapore Dollar	DBAB	Buy	8,718,400	6,941,401		12/23/13	5,907	-
Indian Rupee	DBAB	Buy	426,079,000	6,621,429		12/26/13	159,921	-
Indian Rupee	JPHQ	Buy	6,358,500	99,529		12/31/13	1,537	-
Indian Rupee	DBAB	Buy	829,622,700	12,985,986		12/31/13	200,559	-
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,186,078		12/31/13	-	(111)
Norwegian Krone	MSCO	Buy	38,723,632	4,887,006	EUR	1/02/14	-	(331,764)
Philippine Peso	DBAB	Buy	166,689,800	3,873,948		1/02/14	-	(50,203)
Euro	DBAB	Sell	95,558	126,672		1/03/14	-	(3,134)
Indian Rupee	DBAB	Buy	136,067,550	2,107,712		1/03/14	53,211	-
Philippine Peso	DBAB	Buy	73,175,950	1,693,613		1/03/14	-	(14,945)
Indian Rupee	CITI	Buy	42,565,000	658,320		1/06/14	17,097	-
Indian Rupee	HSBK	Buy	1,432,000	22,342		1/06/14	381	-
Chilean Peso	DBAB	Buy	214,571,000	434,354		1/07/14	-	(33,498)
Euro	DBAB	Sell	22,892,843	30,085,774		1/07/14	-	(1,012,024)
Indian Rupee	DBAB	Buy	1,239,000	19,513		1/07/14	141	-
Indian Rupee	JPHQ	Buy	20,335,000	319,910		1/07/14	2,673	-
Indian Rupee	HSBK	Buy	141,600,000	2,230,455		1/07/14	15,809	-
Japanese Yen	DBAB	Sell	95,091,000	1,098,315		1/07/14	169,604	-
Chilean Peso	DBAB	Buy	125,650,000	254,249		1/08/14	-	(19,537)
Indian Rupee	DBAB	Buy	23,321,000	370,616		1/08/14	-	(768)
Malaysian Ringgit	DBAB	Buy	12,301,000	3,976,659		1/08/14	-	(161,805)
Euro	DBAB	Sell	22,540	30,070		1/09/14	-	(548)
Chilean Peso	DBAB	Buy	176,530,000	358,509		1/10/14	-	(28,823)
Japanese Yen	CITI	Sell	83,690,000	959,209		1/10/14	141,836	-
Japanese Yen	HSBK	Sell	276,930,000	3,175,803		1/10/14	471,117	-
Mexican Peso	CITI	Buy	227,337,200	17,387,166		1/10/14	-	(99,035)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Chilean Peso	MSCO	Buy	198,000,000	402,316		1/13/14	-	(32,648)
Euro	UBSW	Sell	1,738,694	2,276,206		1/13/14	-	(85,672)
Japanese Yen	UBSW	Sell	251,020,000	2,870,564		1/14/14	418,889	-
Indian Rupee	DBAB	Buy	911,000	14,557		1/15/14	-	(138)
Japanese Yen	HSBK	Sell	218,790,000	2,491,913		1/15/14	355,014	-
Euro	DBAB	Sell	186,978	250,695		1/16/14	-	(3,301)
Japanese Yen	UBSW	Sell	240,140,000	2,705,772		1/16/14	360,340	-
Japanese Yen	DBAB	Sell	83,940,000	946,080		1/16/14	126,243	-
Malaysian Ringgit	JPHQ	Buy	496,000	161,643		1/16/14	-	(7,820)
Indian Rupee	DBAB	Buy	1,953,000	31,159		1/17/14	-	(264)
Japanese Yen	JPHQ	Sell	3,624,710,000	40,937,100		1/17/14	5,534,618	-
Japanese Yen	HSBK	Sell	126,059,100	1,430,052		1/17/14	198,835	-
Japanese Yen	DBAB	Sell	1,995,960,000	22,515,466		1/17/14	3,020,958	-
Euro	BZWS	Sell	8,655,000	11,375,699		1/21/14	-	(381,582)
Indian Rupee	JPHQ	Buy	1,288,000	20,401		1/21/14	-	(49)
Indian Rupee	JPHQ	Buy	2,423,000	38,678		1/22/14	-	(401)
Indian Rupee	DBAB	Buy	451,000	7,198		1/22/14	-	(74)
Malaysian Ringgit	HSBK	Buy	1,124,388	363,727		1/23/14	-	(15,025)
Euro	DBAB	Sell	23,329,245	31,152,707		1/24/14	-	(538,780)
Singapore Dollar	JPHQ	Buy	5,820,000	4,693,548		1/24/14	-	(55,758)
Euro	BZWS	Sell	3,358,633	4,445,034		1/27/14	-	(117,506)
Japanese Yen	UBSW	Sell	183,530,000	2,080,367		1/27/14	287,752	-
Euro	CITI	Sell	137,500	184,040		1/28/14	-	(2,748)
Japanese Yen	HSBK	Sell	225,900,265	2,524,025		1/28/14	317,552	-
Japanese Yen	DBAB	Sell	174,474,569	1,948,348		1/28/14	244,174	-
Chilean Peso	DBAB	Buy	131,720,000	268,460		1/29/14	-	(22,943)
Indian Rupee	HSBK	Buy	52,129,000	826,723		1/29/14	-	(4,827)
Chilean Peso	JPHQ	Buy	440,000,000	894,309		1/30/14	-	(74,255)
Euro	DBAB	Sell	535,750	732,960		1/30/14	5,165	-
Swedish Krona	BZWS	Buy	87,076,300	9,927,864	EUR	1/30/14	-	(227,329)
Swedish Krona	UBSW	Buy	25,173,000	2,884,827	EUR	1/30/14	-	(85,780)
Swedish Krona	DBAB	Buy	9,800,000	1,125,053	EUR	1/30/14	-	(36,075)
Chilean Peso	JPHQ	Buy	638,000,000	1,293,593		1/31/14	-	(104,625)
Chilean Peso	DBAB	Buy	263,440,000	535,175		1/31/14	-	(44,232)
Euro	DBAB	Sell	1,377,956	1,858,903		1/31/14	-	(12,996)
Uruguayan Peso	CITI	Buy	607,800,000	30,000,000		1/31/14	-	(1,751,255)
Chilean Peso	DBAB	Buy	245,840,000	497,753		2/03/14	-	(39,737)
Euro	UBSW	Sell	2,559,000	3,470,388		2/03/14	-	(5,933)
Chilean Peso	DBAB	Buy	372,800,000	757,955		2/04/14	-	(63,469)
Malaysian Ringgit	DBAB	Buy	4,886,300	1,547,277		2/05/14	-	(31,910)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Chilean Peso	DBAB	Buy	180,800,000	367,181		2/06/14	-	(30,433)
Euro	DBAB	Sell	1,930,000	2,600,289		2/06/14	-	(21,570)
Indian Rupee	HSBK	Buy	66,000,000	1,040,770		2/06/14	-	(2,318)
Indian Rupee	JPHQ	Buy	22,900,000	361,458		2/06/14	-	(1,146)
Singapore Dollar	DBAB	Buy	21,298,765	16,699,151		2/06/14	273,444	-
Chilean Peso	DBAB	Buy	386,110,000	782,646		2/07/14	-	(63,566)
Indian Rupee	HSBK	Buy	28,500,000	450,180		2/07/14	-	(1,873)
Singapore Dollar	HSBK	Buy	5,044,000	4,077,278		2/07/14	-	(57,802)
Singapore Dollar	DBAB	Buy	5,045,000	3,962,644		2/07/14	57,629	-
Chilean Peso	BZWS	Buy	265,850,000	503,313		2/10/14	-	(8,340)
Indian Rupee	HSBK	Buy	47,340,000	746,070		2/10/14	-	(1,982)
Indian Rupee	DBAB	Buy	38,106,125	600,498		2/10/14	-	(1,548)
Japanese Yen	CITI	Sell	618,845,000	6,281,925		2/10/14	236,994	-
Mexican Peso	CITI	Buy	96,099,000	7,461,055		2/10/14	-	(170,606)
Polish Zloty	DBAB	Buy	59,680,407	14,013,155	EUR	2/10/14	158,871	-
Swedish Krona	UBSW	Buy	50,100,000	5,709,272	EUR	2/10/14	-	(128,686)
Chilean Peso	BZWS	Buy	169,400,000	343,471		2/11/14	-	(28,103)
Euro	DBAB	Sell	677,000	908,487		2/11/14	-	(11,210)
Euro	BZWS	Sell	344,000	464,778		2/11/14	-	(2,542)
Mexican Peso	CITI	Buy	27,600,000	2,111,706		2/11/14	-	(18,011)
Singapore Dollar	HSBK	Buy	9,308,900	7,255,007		2/11/14	163,128	-
Chilean Peso	DBAB	Buy	100,600,000	203,685		2/12/14	-	(16,418)
Indian Rupee	DBAB	Buy	55,085,000	855,869		2/12/14	9,509	-
Indian Rupee	HSBK	Buy	244,000	3,792		2/12/14	41	-
Japanese Yen	JPHQ	Sell	2,843,509,000	30,587,502		2/12/14	2,811,590	-
Japanese Yen	GSCO	Sell	233,392,000	2,514,458		2/12/14	234,643	-
Japanese Yen	HSBK	Sell	2,845,000,000	30,587,451		2/12/14	2,796,975	-
Malaysian Ringgit	DBAB	Buy	23,459,000	7,196,454		2/12/14	78,780	-
Mexican Peso	MSCO	Buy	104,174,000	7,989,825		2/12/14	-	(87,903)
Singapore Dollar	BZWS	Buy	22,731,726	17,915,925		2/12/14	198,700	-
South Korean Won	DBAB	Buy	4,814,000,000	4,288,641		2/12/14	238,209	-
Euro	UBSW	Sell	1,757,000	2,356,664		2/13/14	-	(30,209)
Indian Rupee	HSBK	Buy	620,000	9,533		2/13/14	204	-
Japanese Yen	CITI	Sell	3,768,690,000	40,783,378		2/13/14	3,969,950	-
Japanese Yen	JPHQ	Sell	1,887,190,000	20,391,693		2/13/14	1,957,188	-
Mexican Peso	CITI	Buy	56,273,000	4,259,073		2/13/14	9,104	-
South Korean Won	HSBK	Buy	4,771,000,000	4,255,072		2/13/14	231,089	-
Chilean Peso	MSCO	Buy	298,320,000	603,459		2/14/14	-	(48,239)
Chilean Peso	DBAB	Buy	111,050,000	225,267		2/14/14	-	(18,586)
Malaysian Ringgit	HSBK	Buy	63,130,000	20,000,000		2/14/14	-	(421,777)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Mexican Peso	MSCO	Buy	26,913,640	2,043,091	2/14/14	-	(1,899)
Singapore Dollar	DBAB	Buy	4,645,000	3,693,690	2/14/14	7,861	-
Chilean Peso	DBAB	Buy	99,300,000	201,408	2/18/14	-	(16,663)
Indian Rupee	DBAB	Buy	874,775,000	13,344,240	2/18/14	377,215	-
Indian Rupee	JPHQ	Buy	253,960,000	3,875,802	2/18/14	107,737	-
Japanese Yen	JPHQ	Sell	1,935,480,000	20,900,663	2/18/14	1,993,989	-
Japanese Yen	GSCO	Sell	25,457,570	273,502	2/18/14	24,821	-
Malaysian Ringgit	HSBK	Buy	141,862,500	45,000,000	2/18/14	-	(1,004,823)
Malaysian Ringgit	HSBK	Buy	52,705,887	15,630,453	2/18/14	714,986	-
Singapore Dollar	HSBK	Buy	3,202,500	2,533,623	2/18/14	18,427	-
Euro	JPHQ	Sell	164,000	219,183	2/19/14	-	(3,613)
Japanese Yen	CITI	Sell	1,882,140,000	20,391,881	2/19/14	2,006,167	-
Japanese Yen	GSCO	Sell	1,890,240,000	20,391,708	2/19/14	1,926,870	-
Malaysian Ringgit	JPHQ	Buy	56,781,900	18,000,000	2/19/14	-	(390,486)
Euro	BZWS	Sell	8,514,000	11,364,828	2/20/14	-	(201,538)
Indian Rupee	JPHQ	Buy	36,649,700	569,670	2/20/14	4,912	-
Indian Rupee	HSBK	Buy	34,619,025	537,688	2/20/14	5,057	-
Indian Rupee	DBAB	Buy	871,067,000	13,533,240	2/20/14	123,048	-
Malaysian Ringgit	JPHQ	Buy	62,506,620	19,800,000	2/20/14	-	(415,104)
Chilean Peso	JPHQ	Buy	121,600,000	247,154	2/21/14	-	(20,985)
Euro	DBAB	Sell	40,108,000	53,588,299	2/21/14	-	(898,976)
Malaysian Ringgit	JPHQ	Buy	22,741,920	7,200,000	2/21/14	-	(147,151)
Chilean Peso	JPHQ	Buy	206,400,000	418,704	2/24/14	-	(34,918)
Chilean Peso	MSCO	Buy	146,640,000	296,632	2/24/14	-	(23,966)
Japanese Yen	HSBK	Sell	199,040,000	2,129,909	2/24/14	185,536	-
Malaysian Ringgit	JPHQ	Buy	115,828,650	36,750,000	2/24/14	-	(828,584)
Chilean Peso	DBAB	Buy	108,310,000	218,985	2/25/14	-	(17,609)
Japanese Yen	JPHQ	Sell	199,200,000	2,148,809	2/25/14	202,864	-
Japanese Yen	BZWS	Sell	943,870,000	10,195,843	2/25/14	975,364	-
Malaysian Ringgit	DBAB	Buy	3,552,000	1,123,198	2/25/14	-	(21,632)
Chilean Peso	MSCO	Buy	317,000,000	640,857	2/26/14	-	(51,528)
Chilean Peso	DBAB	Buy	73,590,000	148,667	2/26/14	-	(11,857)
Indian Rupee	DBAB	Buy	426,079,000	6,647,824	2/26/14	21,837	-
Japanese Yen	UBSW	Sell	90,565,000	919,815	2/26/14	35,099	-
Singapore Dollar	BZWS	Buy	7,817,000	6,101,788	2/26/14	127,585	-
Chilean Peso	DBAB	Buy	91,000,000	183,987	2/27/14	-	(14,826)
Euro	DBAB	Sell	1,816,250	2,371,114	2/27/14	-	(96,314)
Euro	BZWS	Sell	1,267,962	1,693,689	2/27/14	-	(28,874)
Indian Rupee	DBAB	Buy	1,172,249,200	18,284,111	2/27/14	61,091	-
Indian Rupee	HSBK	Buy	216,500,000	3,375,060	2/27/14	13,073	-

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Japanese Yen	BZWS	Sell	1,924,820,000	20,807,251		2/27/14	2,003,882	-
Japanese Yen	DBAB	Sell	2,461,820,000	26,894,996		2/27/14	2,845,729	-
Malaysian Ringgit	HSBK	Buy	13,536,800	4,034,814		2/27/14	163,293	-
Polish Zloty	DBAB	Buy	37,383,002	8,755,417	EUR	2/27/14	117,851	-
Singapore Dollar	DBAB	Buy	6,972,000	5,451,986		2/27/14	104,012	-
South Korean Won	JPHQ	Buy	27,147,200,000	23,899,287		2/27/14	1,606,968	-
Chilean Peso	JPHQ	Buy	237,800,000	480,744		2/28/14	-	(38,743)
Chilean Peso	DBAB	Buy	91,000,000	183,734		2/28/14	-	(14,592)
Euro	JPHQ	Sell	20,456,395	26,891,465		2/28/14	-	(899,190)
Euro	UBSW	Sell	1,034,213	1,385,080		2/28/14	-	(19,931)
Indian Rupee	JPHQ	Buy	81,357,000	1,274,933		2/28/14	-	(2,058)
Indian Rupee	DBAB	Buy	39,167,000	612,971		2/28/14	-	(182)
Indian Rupee	JPHQ	Buy	118,354,500	1,845,297		2/28/14	6,424	-
Japanese Yen	BZWS	Sell	3,288,665,160	36,000,000		2/28/14	3,873,161	-
Mexican Peso	CITI	Buy	38,200,000	2,823,982		2/28/14	70,276	-
Mexican Peso	MSCO	Buy	13,563,500	1,019,965		2/28/14	7,685	-
Polish Zloty	DBAB	Buy	33,984,080	7,910,633	EUR	2/28/14	172,621	-
Singapore Dollar	DBAB	Buy	2,681,000	2,166,115		2/28/14	-	(29,616)
Singapore Dollar	DBAB	Buy	2,681,000	2,090,774		2/28/14	45,724	-
Singapore Dollar	BZWS	Buy	48,715,265	38,005,356		2/28/14	816,009	-
South Korean Won	JPHQ	Buy	15,715,700,000	14,219,779		2/28/14	545,227	-
Swedish Krona	UBSW	Buy	40,172,000	4,599,529	EUR	2/28/14	-	(134,791)
Uruguayan Peso	CITI	Buy	45,000,000	2,194,052		2/28/14	-	(117,043)
Chilean Peso	DBAB	Buy	39,500,000	79,806		3/03/14	-	(6,411)
Euro	DBAB	Sell	4,886,000	6,428,755		3/03/14	-	(209,066)
Indian Rupee	CITI	Buy	42,980,000	663,989		3/03/14	7,938	-
Indian Rupee	HSBK	Buy	265,181,500	4,094,203		3/03/14	51,508	-
Japanese Yen	JPHQ	Sell	284,200,000	3,125,275		3/03/14	348,883	-
Polish Zloty	DBAB	Buy	14,078,000	3,248,569	EUR	3/03/14	109,252	-
Japanese Yen	UBSW	Sell	316,900,000	3,447,188		3/04/14	351,325	-
Japanese Yen	HSBK	Sell	284,000,000	3,119,165		3/04/14	344,709	-
South Korean Won	JPHQ	Buy	10,406,210,000	9,438,739		3/04/14	336,008	-
Chilean Peso	BZWS	Buy	329,100,000	664,513		3/05/14	-	(53,140)
Chilean Peso	DBAB	Buy	39,500,000	79,589		3/05/14	-	(6,209)
Euro	DBAB	Sell	4,049,000	5,273,823		3/05/14	-	(226,921)
Polish Zloty	DBAB	Buy	18,098,270	4,240,457	EUR	3/05/14	52,489	-
Singapore Dollar	MSCO	Buy	5,055,000	3,957,257		3/05/14	71,137	-
Euro	BZWS	Sell	6,958,929	9,105,341		3/07/14	-	(348,702)
Japanese Yen	MSCO	Sell	91,664,560	988,553		3/07/14	93,045	-
Japanese Yen	BZWS	Sell	2,532,491,700	25,543,853		3/07/14	802,925	-

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Chilean Peso	MSCO	Buy	222,700,000	449,899		3/10/14	-	(36,409)
Euro	CITI	Sell	15,709,005	20,523,030		3/10/14	-	(818,533)
Euro	BZWS	Sell	3,300,631	4,299,864		3/10/14	-	(184,228)
Euro	MSCO	Sell	1,211,000	1,582,474		3/10/14	-	(62,737)
Euro	HSBK	Sell	427,000	557,235		3/10/14	-	(22,868)
Ghana Cedi	BZWS	Buy	3,180,000	1,350,318		3/10/14	-	(19,980)
Polish Zloty	DBAB	Buy	230,476,746	53,887,479	EUR	3/10/14	798,703	-
Malaysian Ringgit	HSBK	Buy	124,263,688	39,214,746		3/11/14	-	(677,413)
Singapore Dollar	CITI	Buy	47,913,020	38,494,557		3/11/14	-	(311,537)
Singapore Dollar	GSCO	Buy	5,725,000	4,592,860		3/11/14	-	(30,472)
Euro	DBAB	Sell	4,002,875	5,215,346		3/12/14	-	(222,804)
Malaysian Ringgit	JPHQ	Buy	31,579,530	9,971,748		3/12/14	-	(178,132)
Polish Zloty	DBAB	Buy	12,599,020	2,961,897	EUR	3/12/14	21,213	-
South Korean Won	HSBK	Buy	11,313,150,000	10,207,660		3/12/14	414,740	-
Euro	JPHQ	Sell	4,720,000	6,221,338		3/13/14	-	(191,081)
Euro	DBAB	Sell	37,200,000	48,725,676		3/14/14	-	(1,812,972)
Euro	JPHQ	Sell	26,500,000	34,663,988		3/14/14	-	(1,338,006)
Japanese Yen	CITI	Sell	9,546,876,430	99,260,000		3/14/14	5,988,518	-
Malaysian Ringgit	DBAB	Buy	563,206,240	178,000,000		3/14/14	-	(3,335,411)
Mexican Peso	CITI	Buy	53,831,500	4,089,514		3/14/14	-	(15,460)
Polish Zloty	DBAB	Buy	7,949,300	1,861,227	EUR	3/14/14	23,336	-
Polish Zloty	JPHQ	Buy	352,645,568	82,610,000	EUR	3/14/14	977,412	-
Singapore Dollar	HSBK	Buy	8,971,900	7,193,634		3/14/14	-	(43,665)
Swedish Krona	DBAB	Buy	691,813,920	82,400,000	EUR	3/14/14	-	(6,686,042)
Euro	DBAB	Sell	38,590,000	50,238,392		3/17/14	-	(2,188,947)
Euro	JPHQ	Sell	27,462,000	35,627,139		3/17/14	-	(1,681,997)
Euro	BZWS	Sell	1,054,943	1,372,766		3/17/14	-	(60,452)
Japanese Yen	CITI	Sell	241,795,083	2,525,671		3/17/14	163,325	-
Japanese Yen	BZWS	Sell	8,582,643,860	89,740,000		3/17/14	5,887,295	-
Polish Zloty	JPHQ	Buy	365,237,029	85,614,000	EUR	3/17/14	915,575	-
Polish Zloty	BZWS	Buy	7,593,347	1,780,595	EUR	3/17/14	18,133	-
Polish Zloty	DBAB	Buy	22,045,960	5,169,405	EUR	3/17/14	52,976	-
Swedish Krona	DBAB	Buy	679,124,250	81,000,000	EUR	3/17/14	-	(6,721,274)
Euro	CITI	Sell	113,350,770	147,917,240		3/18/14	-	(6,078,352)
Euro	DBAB	Sell	2,334,000	3,036,651		3/18/14	-	(134,265)
Malaysian Ringgit	DBAB	Buy	41,150,164	12,361,119		3/18/14	400,594	-
Singapore Dollar	DBAB	Buy	7,150,000	5,729,167		3/18/14	-	(31,071)
Hungary Forint	DBAB	Buy	5,376,462,700	17,026,111	EUR	3/19/14	950,260	-
Hungary Forint	JPHQ	Buy	1,611,347,720	5,107,833	EUR	3/19/14	277,951	-
Malaysian Ringgit	DBAB	Buy	58,684,300	18,486,155		3/19/14	-	(286,661)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Malaysian Ringgit	HSBK	Buy	51,780,000	16,302,500		3/19/14	-	(244,204)
Philippine Peso	HSBK	Buy	56,180,000	1,255,700		3/19/14	36,851	-
Polish Zloty	DBAB	Buy	8,845,690	2,070,378	EUR	3/19/14	26,031	-
Singapore Dollar	HSBK	Buy	9,257,000	7,420,143		3/19/14	-	(42,885)
Singapore Dollar	JPHQ	Buy	5,777,000	4,508,913		3/19/14	95,000	-
Singapore Dollar	DBAB	Buy	8,097,700	6,348,946		3/19/14	104,421	-
South Korean Won	CITI	Buy	35,659,300,000	31,584,854		3/19/14	1,885,468	-
Euro	DBAB	Sell	4,500,000	5,839,370		3/20/14	-	(274,242)
Hungary Forint	JPHQ	Buy	2,695,829,000	8,513,055	EUR	3/20/14	508,450	-
Chilean Peso	JPHQ	Buy	122,700,000	248,129		3/21/14	-	(20,579)
Euro	DBAB	Sell	11,411,000	14,816,570		3/21/14	-	(686,221)
Euro	BZWS	Sell	762,348	989,985		3/21/14	-	(45,728)
Hungary Forint	JPHQ	Buy	2,681,357,000	8,513,055	EUR	3/21/14	442,923	-
Malaysian Ringgit	HSBK	Buy	11,185,200	3,519,461		3/21/14	-	(50,646)
Polish Zloty	BZWS	Buy	10,009,200	2,344,075	EUR	3/21/14	27,174	-
Swedish Krona	BZWS	Buy	32,000,000	3,795,562	EUR	3/21/14	-	(288,419)
Malaysian Ringgit	HSBK	Buy	7,500,000	2,353,089		3/24/14	-	(27,148)
Mexican Peso	CITI	Buy	157,237,800	11,532,433		3/24/14	358,128	-
Japanese Yen	BZWS	Sell	735,719,080	7,756,659		3/25/14	568,289	-
Euro	CITI	Sell	1,573,442	2,046,576		3/26/14	-	(91,095)
Euro	DBAB	Sell	543,750	706,467		3/26/14	-	(32,269)
Malaysian Ringgit	DBAB	Buy	7,644,500	2,408,627		3/26/14	-	(37,873)
Malaysian Ringgit	HSBK	Buy	7,284,000	2,293,884		3/26/14	-	(34,931)
Polish Zloty	DBAB	Buy	5,265,800	1,225,232	EUR	3/26/14	24,584	-
Serbian Dinar	DBAB	Buy	904,845,548	7,487,344	EUR	3/28/14	334,368	-
Euro	DBAB	Sell	369,873	476,922		3/31/14	-	(25,591)
Norwegian Krone	MSCO	Buy	14,659,688	1,914,797	EUR	3/31/14	-	(221,657)
Polish Zloty	DBAB	Buy	313,000	72,877	EUR	3/31/14	1,362	-
Uruguayan Peso	CITI	Buy	67,900,000	3,288,136		3/31/14	-	(179,857)
Euro	DBAB	Sell	1,124,643	1,445,335		4/03/14	-	(82,622)
Polish Zloty	DBAB	Buy	14,796,480	3,441,442	EUR	4/04/14	68,151	-
Euro	BZWS	Sell	1,763,676	2,269,939		4/07/14	-	(126,235)
Euro	HSBK	Sell	2,107,000	2,753,575		4/10/14	-	(109,063)
Euro	DBAB	Sell	1,845,167	2,421,576		4/10/14	-	(85,327)
Euro	DBAB	Sell	5,047,127	6,605,427		4/11/14	-	(251,774)
Euro	UBSW	Sell	1,054,000	1,379,950		4/11/14	-	(52,051)
Chilean Peso	MSCO	Buy	195,220,000	399,100		4/14/14	-	(37,988)
Euro	JPHQ	Sell	3,371,000	4,418,346		4/14/14	-	(161,636)
Euro	DBAB	Sell	82,000	107,863		4/15/14	-	(3,546)
South Korean Won	JPHQ	Buy	11,328,005,920	9,907,299		4/15/14	710,990	-

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Euro	HSBK	Sell	3,919,180	5,129,932		4/16/14	-	(194,849)
Chilean Peso	MSCO	Buy	174,920,000	355,131		4/21/14	-	(31,812)
Japanese Yen	BZWS	Sell	813,310,000	8,360,807		4/21/14	412,947	-
Japanese Yen	JPHQ	Sell	488,670,000	5,016,502		4/21/14	241,102	-
Euro	BZWS	Sell	1,737,194	2,287,850		4/22/14	-	(72,409)
Euro	DBAB	Sell	528,843	692,900		4/22/14	-	(25,618)
Euro	JPHQ	Sell	481,591	630,419		4/22/14	-	(23,900)
Japanese Yen	JPHQ	Sell	781,110,000	7,979,385		4/22/14	346,142	-
Japanese Yen	CITI	Sell	271,000,000	2,769,404		4/22/14	121,110	-
Norwegian Krone	BZWS	Buy	45,987,000	5,992,729	EUR	4/22/14	-	(682,709)
Euro	DBAB	Sell	8,888,599	11,650,287		4/23/14	-	(426,333)
Swedish Krona	DBAB	Buy	195,715,395	22,744,381	EUR	4/23/14	-	(1,146,406)
Euro	BZWS	Sell	8,880,588	11,599,824		4/25/14	-	(465,955)
Euro	DBAB	Sell	403,979	527,597		4/25/14	-	(21,277)
Chilean Peso	JPHQ	Buy	110,826,000	223,102		4/28/14	-	(18,406)
Euro	BZWS	Sell	9,766,340	12,737,269		4/30/14	-	(532,074)
Euro	DBAB	Sell	2,285,000	3,033,612		4/30/14	-	(70,975)
Norwegian Krone	UBSW	Buy	18,312,027	2,365,284	EUR	4/30/14	-	(244,206)
Polish Zloty	BZWS	Buy	622,000	146,353	EUR	4/30/14	239	-
Uruguayan Peso	CITI	Buy	412,400,000	20,000,000		4/30/14	-	(1,270,059)
Euro	BZWS	Sell	1,144,918	1,517,520		5/05/14	-	(38,072)
Euro	DBAB	Sell	400,000	529,400		5/05/14	-	(14,077)
Euro	GSCO	Sell	15,008,000	19,744,525		5/07/14	-	(646,820)
Euro	BZWS	Sell	6,319,000	8,292,740		5/07/14	-	(292,875)
Euro	DBAB	Sell	303,339	398,860		5/07/14	-	(13,286)
Euro	GSCO	Sell	10,269,000	13,448,385		5/08/14	-	(504,114)
British Pound	DBAB	Sell	2,900,000	4,484,270		5/09/14	-	(252,779)
Euro	DBAB	Sell	2,100,000	2,756,775		5/09/14	-	(96,502)
Chilean Peso	MSCO	Buy	101,000,000	204,868		5/12/14	-	(18,599)
Euro	GSCO	Sell	8,965,000	11,844,110		5/12/14	-	(336,731)
Euro	UBSW	Sell	3,160,000	4,172,385		5/12/14	-	(121,141)
Japanese Yen	CITI	Sell	618,846,000	6,272,702		5/12/14	224,371	-
Euro	GSCO	Sell	10,195,000	13,388,584		5/13/14	-	(463,496)
Japanese Yen	UBSW	Sell	618,542,000	6,245,691		5/13/14	200,292	-
Japanese Yen	GSCO	Sell	827,501,000	8,357,161		5/13/14	269,475	-
Japanese Yen	CITI	Sell	618,542,000	6,148,162		5/14/14	102,724	-
Singapore Dollar	DBAB	Buy	4,645,000	3,695,012		5/14/14	7,244	-
British Pound	DBAB	Sell	121,775	185,890		5/15/14	-	(13,015)
Euro	BZWS	Sell	8,514,000	11,298,589		5/16/14	-	(269,557)
Singapore Dollar	DBAB	Buy	3,202,500	2,525,432		5/19/14	27,122	-

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Swedish Krona	DBAB	Buy	328,300,000	36,564,721	EUR	5/19/14	206,919	-
Euro	GSCO	Sell	15,810,277	20,486,166		5/20/14	-	(995,736)
Euro	BZWS	Sell	6,311,000	8,123,835		5/21/14	-	(451,128)
Swedish Krona	BZWS	Buy	87,396,350	9,715,455	EUR	5/21/14	79,526	-
Malaysian Ringgit	HSBK	Buy	1,935,400	628,601		5/22/14	-	(28,385)
Euro	JPHQ	Sell	3,472,968	4,490,235		5/23/14	-	(228,617)
Mexican Peso	HSBK	Buy	26,270,786	2,068,484		5/23/14	-	(91,268)
Polish Zloty	MSCO	Buy	9,266,000	2,170,964	EUR	5/27/14	10,967	-
Malaysian Ringgit	HSBK	Buy	7,970,400	2,577,166		5/28/14	-	(105,343)
Mexican Peso	HSBK	Buy	23,487,206	1,719,037		5/29/14	47,833	-
Philippine Peso	DBAB	Buy	159,000,000	3,789,323		5/29/14	-	(126,516)
Euro	GSCO	Sell	52,151,000	67,240,892		5/30/14	-	(3,619,666)
Japanese Yen	GSCO	Sell	8,236,852,000	80,729,707		5/30/14	216,611	-
Malaysian Ringgit	JPHQ	Buy	14,805,600	4,758,348		5/30/14	-	(168,161)
Malaysian Ringgit	HSBK	Buy	15,000,000	4,816,801		5/30/14	-	(166,344)
Singapore Dollar	DBAB	Buy	7,810,000	6,153,967		5/30/14	71,163	-
South Korean Won	JPHQ	Buy	7,776,650,000	6,803,123		5/30/14	470,126	-
Japanese Yen	DBAB	Sell	6,912,259,000	68,540,000		6/03/14	972,146	-
Japanese Yen	JPHQ	Sell	2,962,582,246	29,380,000		6/04/14	420,287	-
Euro	BZWS	Sell	2,397,130	3,131,730		6/05/14	-	(125,441)
Euro	DBAB	Sell	7,466,000	9,847,505		6/06/14	-	(297,173)
Malaysian Ringgit	DBAB	Buy	1,294,000	410,247		6/06/14	-	(9,496)
Polish Zloty	DBAB	Buy	4,100,000	943,266	EUR	6/06/14	27,573	-
Euro	GSCO	Sell	7,506,700	9,850,142		6/09/14	-	(349,923)
Japanese Yen	CITI	Sell	2,026,500,000	20,434,607		6/09/14	624,400	-
Japanese Yen	HSBK	Sell	3,034,900,000	30,652,459		6/09/14	984,560	-
Japanese Yen	JPHQ	Sell	2,034,600,000	20,434,892		6/09/14	545,502	-
Mexican Peso	CITI	Buy	162,809,640	12,301,260		6/09/14	-	(64,902)
Japanese Yen	BZWS	Sell	3,257,620,000	33,474,591		6/10/14	1,629,203	-
Japanese Yen	HSBK	Sell	3,469,350,000	35,865,587		6/10/14	1,950,399	-
Japanese Yen	JPHQ	Sell	2,352,700,000	23,910,418		6/10/14	911,221	-
Mexican Peso	CITI	Buy	162,627,000	12,268,551		6/10/14	-	(46,945)
Swedish Krona	DBAB	Buy	37,550,000	4,307,242	EUR	6/10/14	-	(149,144)
Euro	GSCO	Sell	8,776,716	11,628,271		6/11/14	-	(297,550)
Japanese Yen	JPHQ	Sell	3,214,350,000	33,474,583		6/11/14	2,051,919	-
Japanese Yen	DBAB	Sell	1,148,800,000	11,954,712		6/11/14	724,337	-
Polish Zloty	CITI	Buy	281,000	64,078	EUR	6/11/14	2,636	-
Swedish Krona	MSCO	Buy	8,919,000	1,016,005	EUR	6/11/14	-	(25,858)
Mexican Peso	CITI	Buy	330,714,570	24,986,934		6/12/14	-	(137,526)
Polish Zloty	DBAB	Buy	1,438,000	330,294	EUR	6/12/14	10,228	-

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Swedish Krona	MSCO	Buy	28,882,900	3,284,502	EUR	6/12/14	-	(76,119)
Mexican Peso	CITI	Buy	205,927,700	15,376,575		6/13/14	95,233	-
Polish Zloty	DBAB	Buy	26,678,682	6,082,968	EUR	6/13/14	250,153	-
Swedish Krona	BZWS	Buy	19,347,000	2,187,783	EUR	6/13/14	-	(34,322)
Swedish Krona	MSCO	Buy	5,289,000	599,116	EUR	6/13/14	-	(10,782)
Japanese Yen	CITI	Sell	38,352,000	403,705		6/16/14	28,770	-
Malaysian Ringgit	HSBK	Buy	36,500,000	11,377,096		6/16/14	-	(90,329)
Swedish Krona	MSCO	Buy	16,930,700	1,929,600	EUR	6/16/14	-	(50,681)
Japanese Yen	JPHQ	Sell	1,355,500,000	14,346,193		6/17/14	1,094,491	-
Malaysian Ringgit	DBAB	Buy	22,000,000	6,922,593		6/18/14	-	(121,685)
Swedish Krona	MSCO	Buy	11,741,000	1,349,176	EUR	6/18/14	-	(50,245)
Chilean Peso	DBAB	Buy	1,500,450,000	2,919,163		6/19/14	-	(163,240)
Mexican Peso	CITI	Buy	127,922,000	9,610,392		6/20/14	-	(4,967)
Singapore Dollar	HSBK	Buy	6,967,000	5,533,757		6/20/14	19,803	-
Malaysian Ringgit	DBAB	Buy	18,932,200	5,876,645		6/23/14	-	(28,552)
Swedish Krona	MSCO	Buy	29,176,960	3,332,377	EUR	6/23/14	-	(97,689)
Swedish Krona	MSCO	Buy	39,160,000	4,523,246	EUR	6/24/14	-	(200,124)
Swedish Krona	UBSW	Buy	19,570,000	2,237,211	EUR	6/25/14	-	(68,480)
South Korean Won	DBAB	Buy	3,290,000,000	2,816,058		6/27/14	257,646	-
Japanese Yen	BZWS	Sell	260,566,000	2,677,965		6/30/14	130,324	-
Swedish Krona	DBAB	Buy	57,436,125	6,530,643	EUR	6/30/14	-	(153,986)
Swedish Krona	UBSW	Buy	2,171,000	245,053	EUR	6/30/14	-	(3,381)
Japanese Yen	MSCO	Sell	1,074,900,000	10,963,110		7/01/14	453,364	-
Swedish Krona	MSCO	Buy	45,869,704	5,184,586	EUR	7/01/14	-	(81,124)
Euro	DBAB	Sell	2,420,000	3,171,132		7/02/14	-	(117,360)
Philippine Peso	DBAB	Buy	73,175,950	1,694,005		7/03/14	-	(7,380)
British Pound	DBAB	Sell	91,731	136,707		7/07/14	-	(13,053)
Philippine Peso	JPHQ	Buy	17,244,000	397,510		7/07/14	-	(31)
Philippine Peso	HSBK	Buy	90,000,000	2,061,383		7/07/14	13,146	-
Philippine Peso	DBAB	Buy	48,983,060	1,129,683		7/08/14	-	(590)
British Pound	DBAB	Sell	1,086,563	1,621,586		7/09/14	-	(152,299)
Euro	DBAB	Sell	584,893	754,687		7/09/14	-	(40,128)
Euro	JPHQ	Sell	11,697,590	15,030,000		7/10/14	-	(865,980)
Japanese Yen	UBSW	Sell	125,000,000	1,241,496		7/10/14	19,225	-
Mexican Peso	CITI	Buy	219,912,850	16,568,810		7/10/14	-	(83,610)
Euro	DBAB	Sell	477,490	616,630		7/14/14	-	(32,243)
Singapore Dollar	HSBK	Buy	10,093,000	7,914,527		7/14/14	131,441	-
Euro	DBAB	Sell	31,920,000	41,866,432		7/15/14	-	(1,510,593)
Euro	BZWS	Sell	18,964,000	24,793,534		7/16/14	-	(977,274)
Euro	MSCO	Sell	6,498,000	8,477,356		7/16/14	-	(352,991)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Euro	GSCO	Sell	6,019,000	7,875,320		7/16/14	-	(304,098)
Swedish Krona	UBSW	Buy	1,208,500	137,208	EUR	7/16/14	-	(3,037)
British Pound	DBAB	Sell	72,862	109,788		7/18/14	-	(9,154)
Euro	BZWS	Sell	16,108,531	21,186,746		7/18/14	-	(703,791)
Euro	GSCO	Sell	6,019,000	7,925,157		7/18/14	-	(254,306)
Euro	DBAB	Sell	10,079,000	13,293,899		7/21/14	-	(402,976)
Euro	MSCO	Sell	7,066,000	9,256,036		7/22/14	-	(346,344)
Euro	DBAB	Sell	5,307,000	6,961,829		7/22/14	-	(250,148)
Japanese Yen	MSCO	Sell	5,282,022,900	52,821,285		7/22/14	1,167,464	-
Malaysian Ringgit	DBAB	Buy	1,338,600	412,156		7/22/14	-	(486)
Swedish Krona	MSCO	Buy	108,406,800	12,447,675	EUR	7/22/14	-	(464,552)
Euro	DBAB	Sell	16,129,471	21,194,447		7/23/14	-	(724,847)
Japanese Yen	JPHQ	Sell	4,261,000,000	42,768,243		7/24/14	1,098,469	-
Japanese Yen	CITI	Sell	2,765,977,000	27,802,596		7/24/14	753,163	-
Euro	DBAB	Sell	15,302,395	20,244,722		7/25/14	-	(550,724)
Euro	GSCO	Sell	11,883,000	15,731,428		7/25/14	-	(417,173)
Japanese Yen	JPHQ	Sell	1,484,000,000	14,970,996		7/25/14	458,329	-
Euro	CITI	Sell	3,469,716	4,595,032		7/28/14	-	(120,236)
Euro	BZWS	Sell	1,066,000	1,411,810		7/28/14	-	(36,860)
Chilean Peso	MSCO	Buy	134,365,000	253,926		7/29/14	-	(8,197)
Euro	BZWS	Sell	20,616,550	27,330,124		7/29/14	-	(687,391)
Euro	DBAB	Sell	10,310,667	13,665,242		7/29/14	-	(346,765)
Japanese Yen	BZWS	Sell	209,770,000	2,113,381		7/29/14	61,881	-
Swedish Krona	DBAB	Buy	1,208,500	139,002	EUR	7/29/14	-	(5,533)
British Pound	DBAB	Sell	338,769	515,810		7/30/14	-	(37,147)
Chilean Peso	DBAB	Buy	485,730,000	925,200		7/30/14	-	(36,984)
Chilean Peso	MSCO	Buy	226,130,000	425,016		7/31/14	-	(11,555)
Euro	JPHQ	Sell	2,285,000	3,037,713		7/31/14	-	(67,577)
Malaysian Ringgit	HSBK	Buy	12,000,000	3,659,318		7/31/14	26,102	-
Euro	DBAB	Sell	6,839,000	9,076,772		8/01/14	-	(217,381)
Euro	GSCO	Sell	2,285,000	3,033,360		8/01/14	-	(71,938)
Mexican Peso	JPHQ	Buy	138,330,710	10,509,056		8/01/14	-	(158,512)
Singapore Dollar	BZWS	Buy	12,928,975	10,186,712		8/01/14	120,621	-
Euro	BZWS	Sell	47,788,588	63,456,077		8/04/14	-	(1,488,812)
Euro	HSBK	Sell	2,285,000	3,028,608		8/04/14	-	(76,717)
Euro	MSCO	Sell	17,547,509	23,245,624		8/05/14	-	(601,579)
Euro	BZWS	Sell	1,141,000	1,513,240		8/05/14	-	(37,388)
Euro	GSCO	Sell	13,891,708	18,421,308		8/06/14	-	(457,685)
Japanese Yen	MSCO	Sell	460,900,000	4,657,531		8/06/14	149,732	-
Mexican Peso	MSCO	Buy	263,249,180	20,080,029		8/06/14	-	(390,732)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Polish Zloty	DBAB	Buy	61,736,080	14,227,198	EUR	8/06/14	306,207	-
Mexican Peso	MSCO	Buy	131,396,890	10,054,858		8/08/14	-	(228,882)
Australian Dollar	BZWS	Buy	4,382,863	3,835,005		8/11/14	91,180	-
Australian Dollar	BZWS	Sell	4,382,863	4,143,120		8/11/14	216,935	-
Chilean Peso	BZWS	Buy	265,850,000	494,099		8/11/14	-	(8,587)
Chilean Peso	JPHQ	Buy	172,600,000	323,797		8/11/14	-	(8,584)
Euro	DBAB	Sell	2,391,000	3,188,040		8/11/14	-	(61,402)
Euro	CITI	Sell	303,457	404,351		8/11/14	-	(8,055)
Mexican Peso	MSCO	Buy	80,166,000	6,127,541		8/11/14	-	(134,157)
Swedish Krona	MSCO	Buy	25,050,000	2,840,619	EUR	8/11/14	-	(60,649)
Malaysian Ringgit	JPHQ	Buy	5,674,000	1,724,935		8/12/14	14,492	-
Mexican Peso	CITI	Buy	47,042,000	3,603,646		8/12/14	-	(86,978)
Singapore Dollar	DBAB	Buy	10,048,000	7,939,317		8/12/14	71,497	-
South Korean Won	HSBK	Buy	2,467,000,000	209,750,374	JPY	8/12/14	249,170	-
Swedish Krona	UBSW	Buy	68,455,695	7,799,885	EUR	8/12/14	-	(216,476)
Australian Dollar	DBAB	Buy	10,030,162	8,994,046		8/13/14	-	(10,192)
Australian Dollar	DBAB	Sell	10,030,162	9,478,503		8/13/14	494,649	-
Chilean Peso	JPHQ	Buy	315,000,000	588,785		8/13/14	-	(13,636)
Japanese Yen	CITI	Sell	2,741,651,200	28,507,346		8/13/14	1,691,213	-
Singapore Dollar	DBAB	Buy	2,650,000	2,090,730		8/13/14	22,001	-
Euro	MSCO	Sell	6,632,824	8,801,691		8/15/14	-	(212,617)
Euro	DBAB	Sell	291,630	387,148		8/15/14	-	(9,191)
Mexican Peso	MSCO	Buy	34,582,000	2,625,358		8/15/14	-	(40,796)
Euro	JPHQ	Sell	17,614,000	23,362,329		8/18/14	-	(576,092)
Singapore Dollar	BZWS	Buy	4,267,000	3,359,843		8/18/14	42,106	-
Euro	BZWS	Sell	9,579,000	12,693,612		8/19/14	-	(324,826)
Japanese Yen	DBAB	Sell	36,644,000	373,320		8/19/14	14,886	-
Polish Zloty	DBAB	Buy	11,975,000	2,771,991	EUR	8/19/14	39,490	-
Singapore Dollar	HSBK	Buy	3,202,500	2,526,428		8/19/14	26,835	-
Singapore Dollar	DBAB	Buy	3,202,500	2,526,029		8/19/14	27,234	-
Chilean Peso	JPHQ	Buy	169,019,900	318,125		8/20/14	-	(9,749)
Chilean Peso	MSCO	Buy	113,010,000	212,357		8/20/14	-	(6,171)
Euro	JPHQ	Sell	10,643,000	14,219,474		8/20/14	-	(245,044)
Euro	DBAB	Sell	7,514,583	10,036,027		8/20/14	-	(176,773)
Japanese Yen	JPHQ	Sell	49,654,000	510,778		8/20/14	25,082	-
Japanese Yen	HSBK	Sell	97,747,000	1,007,701		8/20/14	51,579	-
Japanese Yen	BZWS	Sell	16,448,000	169,637		8/22/14	8,746	-
Mexican Peso	HSBK	Buy	26,875,955	2,002,634		8/22/14	4,827	-
Polish Zloty	DBAB	Buy	15,735,929	3,636,515	EUR	8/22/14	59,176	-
Euro	BZWS	Sell	3,101,513	4,157,857		8/25/14	-	(57,355)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Japanese Yen	HSBK	Sell	32,622,000	334,959		8/25/14	15,850	-
Japanese Yen	DBAB	Sell	16,255,000	167,257		8/25/14	8,250	-
Japanese Yen	CITI	Sell	32,863,000	338,300		8/25/14	16,834	-
Euro	GSCO	Sell	8,745,205	11,673,800		8/26/14	-	(211,690)
Japanese Yen	BZWS	Sell	65,296,000	664,252		8/26/14	25,520	-
Japanese Yen	JPHQ	Sell	32,793,000	333,596		8/26/14	12,812	-
Malaysian Ringgit	HSBK	Buy	7,929,900	2,354,483		8/26/14	71,379	-
Japanese Yen	JPHQ	Sell	158,882,000	1,611,992		8/27/14	57,777	-
Japanese Yen	HSBK	Sell	81,408,000	824,911		8/27/14	28,562	-
Japanese Yen	DBAB	Sell	66,294,000	671,672		8/27/14	23,170	-
Mexican Peso	HSBK	Buy	26,959,184	2,002,688		8/27/14	10,157	-
Singapore Dollar	DBAB	Buy	6,972,000	5,454,119		8/27/14	104,594	-
Euro	DBAB	Sell	802,645	1,061,658		8/28/14	-	(29,213)
Euro	DBAB	Sell	5,908,531	7,890,252		8/29/14	-	(140,037)
Japanese Yen	JPHQ	Sell	634,291,000	6,528,012		8/29/14	323,125	-
Mexican Peso	CITI	Buy	94,500,000	6,895,338		8/29/14	159,151	-
Mexican Peso	HSBK	Buy	29,828,560	2,179,335		8/29/14	47,387	-
Philippine Peso	JPHQ	Buy	91,000,000	2,049,550		8/29/14	49,562	-
Polish Zloty	DBAB	Buy	10,258,669	2,359,128	EUR	8/29/14	52,902	-
Mexican Peso	HSBK	Buy	18,052,900	1,317,441		9/03/14	29,679	-
Euro	DBAB	Sell	8,776,717	11,582,546		9/05/14	-	(346,194)
Polish Zloty	DBAB	Buy	8,360,000	1,914,708	EUR	9/05/14	52,507	-
Japanese Yen	BZWS	Sell	240,903,916	2,447,216		9/18/14	90,127	-
Euro	BZWS	Sell	341,006	455,584		9/19/14	-	(7,912)
Euro	DBAB	Sell	8,113,820	11,008,993		9/23/14	-	(19,484)
Hungary Forint	JPHQ	Buy	2,646,283,000	8,729,286	EUR	9/23/14	-	(134,736)
Hungary Forint	JPHQ	Buy	2,118,389,000	6,917,414	EUR	9/25/14	-	(13,244)
Euro	DBAB	Sell	3,032,100	4,091,592		9/26/14	-	(29,748)
Malaysian Ringgit	DBAB	Buy	10,571,500	3,234,358		9/26/14	14,803	-
Malaysian Ringgit	HSBK	Buy	10,963,000	3,352,087		9/26/14	17,402	-
South Korean Won	HSBK	Buy	3,301,000,000	3,020,128		9/26/14	53,087	-
Japanese Yen	JPHQ	Sell	241,286,602	2,455,718		9/29/14	94,625	-
Euro	DBAB	Sell	770,715	1,040,750		9/30/14	-	(6,848)
Japanese Yen	JPHQ	Sell	14,763,000	149,722		9/30/14	5,259	-
Malaysian Ringgit	DBAB	Buy	19,420,800	5,871,391		10/03/14	103,953	-
Euro	JPHQ	Sell	1,950,000	2,659,342		10/07/14	8,728	-
Euro	DBAB	Sell	2,719,240	3,689,737		10/08/14	-	(6,509)
Euro	DBAB	Sell	32,410,000	44,025,096		10/09/14	-	(29,770)
Euro	GSCO	Sell	645,000	876,265		10/09/14	-	(483)
Euro	JPHQ	Sell	643,000	870,259		10/14/14	-	(3,786)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Mexican Peso	DBAB	Buy	814,798,000	60,177,105	10/14/14	424,412	-
South Korean Won	JPHQ	Buy	22,871,824,720	20,946,813	10/14/14	332,148	-
Chilean Peso	DBAB	Buy	3,165,540,000	6,071,697	10/15/14	-	(328,700)
Euro	DBAB	Sell	10,678,448	14,439,183	10/15/14	-	(76,324)
Euro	DBAB	Sell	4,903,000	6,634,985	10/20/14	-	(29,916)
Euro	HSBK	Sell	512,000	695,311	10/20/14	-	(677)
Japanese Yen	JPHQ	Sell	3,423,100,000	34,872,657	10/20/14	1,369,112	-
Malaysian Ringgit	JPHQ	Buy	7,017,150	2,169,531	10/20/14	-	(4,927)
Euro	DBAB	Sell	13,110,000	17,938,413	10/21/14	117,250	-
Japanese Yen	BZWS	Sell	1,015,610,000	10,414,377	10/22/14	473,908	-
Malaysian Ringgit	HSBK	Buy	1,407,000	438,700	10/22/14	-	(4,546)
Chilean Peso	CITI	Buy	178,639,000	342,877	10/24/14	-	(19,077)
Malaysian Ringgit	DBAB	Buy	968,000	300,574	10/24/14	-	(1,790)
Malaysian Ringgit	HSBK	Buy	645,008	199,200	10/24/14	-	(111)
Chilean Peso	BZWS	Buy	1,124,481,000	2,151,293	10/27/14	-	(113,673)
Euro	BZWS	Sell	1,165,345	1,604,470	10/27/14	20,317	-
Chilean Peso	DBAB	Buy	2,211,366,000	4,210,522	10/29/14	-	(204,206)
Euro	DBAB	Sell	2,310,730	3,188,692	10/29/14	47,497	-
Euro	GSCO	Sell	4,280,000	5,905,544	10/29/14	87,333	-
Chilean Peso	DBAB	Buy	99,995,800	189,684	10/31/14	-	(8,559)
Euro	DBAB	Sell	6,331,805	8,744,286	10/31/14	136,801	-
Malaysian Ringgit	JPHQ	Buy	1,774,000	554,722	10/31/14	-	(6,572)
Euro	DBAB	Sell	739,956	1,018,216	11/03/14	12,306	-
Euro	BZWS	Sell	2,833,959	3,832,646	11/05/14	-	(19,919)
Euro	DBAB	Sell	519,000	701,867	11/05/14	-	(3,676)
Japanese Yen	BZWS	Sell	619,000,000	6,312,462	11/05/14	253,038	-
Japanese Yen	SCNY	Sell	1,239,900,000	12,676,618	11/05/14	539,170	-
Japanese Yen	CITI	Sell	619,900,000	6,323,316	11/05/14	255,082	-
Euro	CITI	Sell	41,479,000	55,860,806	11/07/14	-	(527,340)
Euro	DBAB	Sell	6,596,000	8,929,995	11/10/14	-	(36,957)
Japanese Yen	CITI	Sell	207,713,767	2,112,845	11/10/14	79,422	-
Euro	JPHQ	Sell	8,837,922	11,784,839	11/12/14	-	(229,985)
Japanese Yen	CITI	Sell	5,501,962,400	55,675,374	11/12/14	1,812,597	-
Japanese Yen	HSBK	Sell	85,634,000	868,499	11/12/14	30,164	-
Mexican Peso	CITI	Buy	21,221,000	1,569,020	11/12/14	5,664	-
Japanese Yen	JPHQ	Sell	2,417,114,000	24,442,451	11/13/14	779,299	-
Chilean Peso	MSCO	Buy	30,083,099,400	55,427,175	11/14/14	-	(1,012,597)
Euro	BZWS	Sell	31,079,000	41,791,931	11/14/14	-	(459,104)
Euro	DBAB	Sell	2,100,000	2,826,432	11/14/14	-	(28,460)
Japanese Yen	MSCO	Sell	13,000,000	130,832	11/14/14	3,563	-

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Japanese Yen	DBAB	Sell	2,783,555,000	28,018,229	11/14/14	767,406	-
Chilean Peso	CITI	Buy	25,880,400,000	47,626,794	11/17/14	-	(828,064)
Euro	DBAB	Sell	10,012,106	13,458,473	11/17/14	-	(152,851)
Euro	MSCO	Sell	6,632,830	8,926,363	11/17/14	-	(90,881)
Japanese Yen	CITI	Sell	266,734,000	2,693,739	11/17/14	82,352	-
Japanese Yen	SCNY	Sell	206,868,600	2,087,094	11/17/14	61,803	-
Euro	DBAB	Sell	8,120,000	10,942,674	11/18/14	-	(96,396)
Euro	DBAB	Sell	9,892,999	13,324,880	11/19/14	-	(124,615)
Japanese Yen	DBAB	Sell	98,350,000	983,894	11/19/14	21,005	-
Japanese Yen	CITI	Sell	121,737,000	1,218,613	11/19/14	26,756	-
Malaysian Ringgit	DBAB	Buy	3,178,320	975,334	11/19/14	9,589	-
Malaysian Ringgit	JPHQ	Buy	35,805,300	10,987,940	11/19/14	107,692	-
Euro	JPHQ	Sell	18,445,006	24,967,046	11/20/14	-	(108,959)
Euro	DBAB	Sell	7,368,000	9,971,483	11/20/14	-	(45,320)
Japanese Yen	CITI	Sell	136,747,000	1,372,135	11/20/14	33,312	-
Japanese Yen	JPHQ	Sell	88,344,000	885,828	11/20/14	20,895	-
Japanese Yen	HSBK	Sell	25,664,000	257,384	11/20/14	6,121	-
Malaysian Ringgit	HSBK	Buy	8,066,000	2,477,273	11/20/14	22,667	-
Uruguayan Peso	CITI	Buy	53,200,000	2,265,758	11/20/14	24,736	-
Brazilian Real	HSBK	Buy	91,050,000	36,952,110	11/21/14	-	(1,149,688)
Uruguayan Peso	CITI	Buy	53,300,000	2,266,156	11/25/14	25,737	-
Euro	DBAB	Sell	7,361,600	9,974,968	11/28/14	-	(33,419)
Uruguayan Peso	CITI	Buy	79,460,000	3,397,178	12/01/14	14,408	-
Unrealized appreciation (depreciation)						105,060,530	(90,427,754)
Net unrealized appreciation (depreciation)						$14,632,776
*In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

At November 30, 2013, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty / Expiration		Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation Depreciation
OTC Swaps
Receive Floating rate USD-LIBOR Pay Fixed rate 1.8115%	JPHQ	6/14/16	$50,330,000	$-	$(2,060,308)
Receive Floating rate USD-LIBOR Pay Fixed rate 3.523%	DBAB	3/28/21	10,830,000	-	(1,002,084)
Receive Floating rate USD-LIBOR Pay Fixed rate 3.44%	CITI	4/21/21	29,610,000	-	(2,490,349)
Receive Floating rate USD-LIBOR Pay Fixed rate 3.391%	JPHQ	5/04/21	24,190,000	-	(1,914,813)
Receive Floating rate USD-LIBOR Pay Fixed rate 3.0755%	JPHQ	6/14/21	11,000,000	-	(735,065)
Receive Floating rate USD-LIBOR Pay Fixed rate 2.775%	DBAB	10/04/23	103,460,000	-	(7,946)
Receive Floating rate USD-LIBOR Pay Fixed rate 2.795%	DBAB	10/04/23	103,460,000	-	(197,977)
Receive Floating rate USD-LIBOR Pay Fixed rate 2.765%	HSBK	10/07/23	103,460,000	134,411	-
Receive Floating rate USD-LIBOR Pay Fixed rate 4.34675%	CITI	2/25/41	4,680,000	-	(569,229)
Receive Floating rate USD-LIBOR Pay Fixed rate 4.3494%	JPHQ	2/25/41	4,680,000	-	(571,536)
Receive Floating rate USD-LIBOR Pay Fixed rate 4.3201%	JPHQ	2/28/41	3,510,000	-	(414,122)
Receive Floating rate USD-LIBOR Pay Fixed rate 4.299%	JPHQ	3/01/41	1,170,000	-	(130,383)
Receive Floating rate USD-LIBOR Pay Fixed rate 3.668%	DBAB	10/04/43	50,300,000	701,151	-
Receive Floating rate USD-LIBOR Pay Fixed rate 3.68655%	DBAB	10/04/43	50,300,000	520,172	-
Receive Floating rate USD-LIBOR Pay Fixed rate 3.675%	HSBK	10/07/43	50,300,000	647,183	-
OTC Swaps unrealized appreciation (depreciation)				2,002,917	(10,093,812)
Net unrealized appreciation (depreciation)					$(8,090,895)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	- Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Chartered Bank
UBSW	- UBS AG

Currency

BRL	- Brazilian Real
CAD	- Canadian Dollar
DEM	- Deutsche Mark
EUR	- Euro
GBP	- British Pound
GHS	- Ghanaian Cedi
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
RSD	- Serbian Dinar

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
SEK	- Swedish Krona
SGD	- Singapore Dollar
UAH	- Ukraine Hryvnia
UYU	- Uruguayan Peso

Selected Portfolio

DIP	- Debtor-In-Possession
FRN	- Floating Rate Note
GDP	- Gross Domestic Product
PIK	- Payment-In-Kind

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited)

Templeton International Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 65.9%
Brazil 3.6%
Letra Tesouro Nacional, Strip,
1/01/16	5,760[a] BRL			$1,950,340
1/01/17	9,060[a] BRL			2,710,532
Nota Do Tesouro Nacional,
10.00%, 1/01/17	1,750[a] BRL			707,928
10.00%, 1/01/21	1,790[a] BRL			674,731
10.00%, 1/01/23	5,700[a] BRL			2,088,519
[b]Index Linked, 6.00%, 5/15/15	1,634	[a]	BRL	1,671,303
[b]Index Linked, 6.00%, 8/15/16	708	[a]	BRL	717,101
[b]Index Linked, 6.00%, 5/15/17	9	[a]	BRL	9,078
[b]Index Linked, 6.00%, 8/15/18	1,155	[a]	BRL	1,156,685
[b]Index Linked, 6.00%, 8/15/22	3,170	[a]	BRL	3,104,078
senior note, 10.00%, 1/01/19	4,660	[a]	BRL	1,815,074
				16,605,369
Canada 2.4%
Government of Canada,
2.25%, 8/01/14	1,363,000		CAD	1,294,831
1.00%, 11/01/14	2,605,000		CAD	2,454,246
2.00%, 12/01/14	2,060,000		CAD	1,959,959
1.00%, 2/01/15	5,622,000		CAD	5,296,438
				11,005,474
Hungary 3.8%
Government of Hungary,
5.50%, 2/12/14	945,460,000		HUF	4,280,805
7.75%, 8/24/15	49,340,000		HUF	238,101
5.50%, 2/12/16	38,700,000		HUF	180,800
5.50%, 12/22/16	31,740,000		HUF	148,159
4.125%, 2/19/18	260,000			261,300
6.50%, 6/24/19	36,000,000		HUF	172,164
7.50%, 11/12/20	2,500,000		HUF	12,452
5.375%, 2/21/23	480,000			469,620
A, 8.00%, 2/12/15	25,800,000		HUF	122,743
A, 6.75%, 11/24/17	216,990,000		HUF	1,051,552
A, 5.50%, 12/20/18	34,310,000		HUF	157,671
A, 7.00%, 6/24/22	22,100,000		HUF	105,980
B, 6.75%, 2/24/17	36,700,000		HUF	176,771
D, 6.75%, 8/22/14	165,100,000		HUF	763,100
[c]Reg S, 6.00%, 1/11/19	400,000		EUR	585,470
senior note, 6.25%, 1/29/20	2,904,000			3,129,060
senior note, 6.375%, 3/29/21	3,392,000			3,650,640
[c]senior note, Reg S, 3.50%, 7/18/16	25,000		EUR	34,640
[c]senior note, Reg S, 4.375%, 7/04/17	630,000		EUR	879,284
[c]senior note, Reg S, 5.75%, 6/11/18	555,000		EUR	805,743
[c]senior note, Reg S, 3.875%, 2/24/20	55,000		EUR	72,786
				17,298,841
Iceland 0.2%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	900,000			933,210

Indonesia 1.0%
Government of Indonesia,
FR31, 11.00%, 11/15/20	15,418,000,000		IDR	1,458,945
FR34, 12.80%, 6/15/21	8,451,000,000		IDR	872,864
FR35, 12.90%, 6/15/22	1,670,000,000		IDR	174,715
FR40, 11.00%, 9/15/25	1,060,000,000		IDR	101,678
FR42, 10.25%, 7/15/27	5,447,000,000		IDR	493,987
FR43, 10.25%, 7/15/22	95,000,000		IDR	8,687
FR44, 10.00%, 9/15/24	63,000,000		IDR	5,689
FR46, 9.50%, 7/15/23	2,590,000,000		IDR	227,535
FR47, 10.00%, 2/15/28	4,502,000,000		IDR	401,061

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

FR52, 10.50%, 8/15/30	7,100,000,000	IDR	659,106
			4,404,267
Ireland 6.8%
Government of Ireland,
5.50%, 10/18/17	3,022,100	EUR	4,665,706
5.90%, 10/18/19	2,010,000	EUR	3,199,123
4.50%, 4/18/20	1,947,000	EUR	2,879,465
5.00%, 10/18/20	6,522,000	EUR	9,909,334
senior bond, 4.50%, 10/18/18	929,000	EUR	1,396,187
senior bond, 4.40%, 6/18/19	1,497,000	EUR	2,231,143
senior bond, 5.40%, 3/13/25	4,445,580	EUR	6,836,581
			31,117,539
Lithuania 1.3%
Government of Lithuania,
[d]144A, 6.75%, 1/15/15	870,000		924,923
[d]144A, 7.375%, 2/11/20	640,000		776,403
[d]144A, 6.125%, 3/09/21	3,620,000		4,125,913
[c]Reg S, 7.375%, 2/11/20	190,000		230,495
			6,057,734
Malaysia 3.9%
Government of Malaysia,
3.434%, 8/15/14	3,305,000	MYR	1,028,655
3.741%, 2/27/15	22,355,000	MYR	6,993,174
3.835%, 8/12/15	8,345,000	MYR	2,621,383
4.72%, 9/30/15	100,000	MYR	31,928
3.197%, 10/15/15	2,725,000	MYR	847,121
senior bond, 5.094%, 4/30/14	20,615,000	MYR	6,450,778
senior bond, 3.814%, 2/15/17	55,000	MYR	17,333
			17,990,372
Mexico 6.4%
Government of Mexico,
8.00%, 12/19/13	941,120[e] MXN		7,193,595
7.00%, 6/19/14	37,700[e] MXN		292,921
9.50%, 12/18/14	835,000[e] MXN		6,752,429
6.00%, 6/18/15	666,050[e] MXN		5,258,558
8.00%, 12/17/15	677,880[e] MXN		5,595,122
6.25%, 6/16/16	64,330[e] MXN		517,700
7.25%, 12/15/16	250,000[e] MXN		2,067,650
[f]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	26,252[g] MXN		210,542
5.00%, 6/16/16	67,086[g] MXN		568,246
3.50%, 12/14/17	51,168[g] MXN		426,660
4.00%, 6/13/19	35,602[g] MXN		306,303
			29,189,726
Philippines 0.6%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	14,440,000	PHP	358,952
senior bond, 9.125%, 9/04/16	9,010,000	PHP	237,742
senior note, 6.25%, 1/27/14	90,980,000	PHP	2,098,815
senior note, 1.625%, 4/25/16	1,100,000	PHP	25,026
			2,720,535
Poland 8.9%
Government of Poland,
5.75%, 4/25/14	15,115,000	PLN	4,945,828
5.50%, 4/25/15	6,134,000	PLN	2,057,169
6.25%, 10/24/15	3,200,000	PLN	1,098,236
5.00%, 4/25/16	4,010,000	PLN	1,352,588
5.75%, 9/23/22	1,500,000	PLN	531,010
[h]FRN, 2.71%, 1/25/17	12,579,000	PLN	4,052,104
[h]FRN, 2.71%, 1/25/21	12,760,000	PLN	4,028,882
senior note, 6.375%, 7/15/19	440,000		517,455
Strip, 1/25/14	15,940,000	PLN	5,132,603

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Strip, 7/25/14	5,970,000	PLN	1,900,206
Strip, 7/25/15	32,596,000	PLN	10,069,373
Strip, 1/25/16	16,188,000	PLN	4,908,390
			40,593,844
Russia 0.5%
Russia Foreign Bond, senior bond,
[d]144A, 7.50%, 3/31/30	454,740		533,183
[c]Reg S, 7.50%, 3/31/30	1,401,400		1,643,141
			2,176,324
Serbia 0.6%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000		520,975
4.875%, 2/25/20	1,010,000		949,400
7.25%, 9/28/21	1,110,000		1,165,178
			2,635,553
Singapore 2.6%
Government of Singapore, senior bond, 0.25%, 2/01/14	15,100,000	SGD	12,031,570

Slovenia 2.0%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	1,900,000		1,884,344
5.85%, 5/10/23	7,160,000		7,232,531
			9,116,875
South Korea 14.2%
Korea Monetary Stabilization Bond,
senior bond, 3.48%, 12/02/13	691,910,000	KRW	653,849
senior bond, 3.47%, 2/02/14	951,330,000	KRW	900,375
senior bond, 3.59%, 4/02/14	1,398,170,000	KRW	1,325,736
senior bond, 2.47%, 4/02/15	11,842,400,000	KRW	11,151,044
senior bond, 2.80%, 8/02/15	4,796,600,000	KRW	4,528,293
senior bond, 2.81%, 10/02/15	330,000,000	KRW	311,708
senior note, 3.28%, 6/02/14	1,657,610,000	KRW	1,571,854
senior note, 2.57%, 6/09/14	1,881,000,000	KRW	1,777,352
senior note, 2.82%, 8/02/14	563,400,000	KRW	533,197
senior note, 2.78%, 10/02/14	7,646,300,000	KRW	7,234,269
senior note, 2.84%, 12/02/14	4,664,080,000	KRW	4,414,275
senior note, 2.74%, 2/02/15	5,392,070,000	KRW	5,096,717
senior note, 2.76%, 6/02/15	3,771,100,000	KRW	3,561,785
Korea Treasury Bond,
senior bond, 3.00%, 12/10/13	15,860,780,000	KRW	14,989,479
senior bond, 3.50%, 6/10/14	798,510,000	KRW	758,119
senior bond, 5.00%, 9/10/16	16,000,000	KRW	15,900
senior note, 3.25%, 12/10/14	544,110,000	KRW	517,013
senior note, 4.50%, 3/10/15	84,400,000	KRW	81,476
senior note, 3.25%, 6/10/15	1,561,600,000	KRW	1,485,286
senior note, 4.00%, 9/10/15	438,800,000	KRW	422,758
senior note, 2.75%, 12/10/15	3,596,700,000	KRW	3,388,775
Korea Treasury Note, senior bond, 4.00%, 3/10/16	168,800,000	KRW	163,126
			64,882,386
Sri Lanka 0.2%
Government of Sri Lanka,
A, 7.00%, 3/01/14	1,440,000	LKR	10,921
A, 11.25%, 7/15/14	34,600,000	LKR	266,466
A, 11.75%, 3/15/15	200,000	LKR	1,558
A, 6.50%, 7/15/15	4,850,000	LKR	35,101
A, 11.00%, 8/01/15	26,300,000	LKR	202,993
A, 6.40%, 8/01/16	3,800,000	LKR	26,232
A, 5.80%, 1/15/17	3,900,000	LKR	26,097
A, 8.00%, 11/15/18	13,760,000	LKR	92,321
A, 9.00%, 5/01/21	17,410,000	LKR	117,307
B, 11.75%, 4/01/14	1,420,000	LKR	10,902
B, 6.60%, 6/01/14	1,100,000	LKR	8,274
B, 6.40%, 10/01/16	2,200,000	LKR	15,018

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
B, 8.50%, 7/15/18	6,970,000		LKR	48,460
C, 8.50%, 4/01/18	5,330,000		LKR	37,149
D, 8.50%, 6/01/18	6,960,000		LKR	48,223
				947,022
Sweden 2.7%
Government of Sweden, 6.75%, 5/05/14	71,860,000		SEK	11,228,104
Kommuninvest I Sverige AB, 2.25%, 5/05/14	6,260,000		SEK	959,779
				12,187,883
Ukraine 4.1%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	100,000			86,686
7.40%, 4/20/18	200,000			168,183
[d]Government of Ukraine,
144A, 7.75%, 9/23/20	7,439,000			6,583,515
senior bond, 144A, 6.58%, 11/21/16	1,455,000			1,303,207
senior bond, 144A, 7.80%, 11/28/22	4,430,000			3,842,139
senior note, 144A, 4.95%, 10/13/15	100,000		EUR	125,990
senior note, 144A, 6.25%, 6/17/16	1,100,000			986,563
senior note, 144A, 7.95%, 2/23/21	2,660,000			2,352,437
senior note, 144A, 7.50%, 4/17/23	3,800,000			3,258,500
				18,707,220
Vietnam 0.1%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	535,000			580,534

Total Foreign Government and Agency Securities (Cost $292,768,142)				301,182,278
Quasi-Sovereign and Corporate Bonds (Cost $195,974) 0.0%†
South Korea 0.0%†
[d]The Export-Import Bank of Korea, senior note, 144A, 1.45%, 5/19/14	1,290,000		SEK	196,954

Total Investments before Short Term Investments (Cost $292,964,116)				301,379,232
Short Term Investments 32.9%
Foreign Government and Agency Securities 10.1%
Brazil 0.4%
Letra Tesouro Nacional, Strip, 4/01/14	4,060	[a]	BRL	1,684,161
Canada 1.1%
Government of Canada,
1.00%, 2/01/14	3,883,000		CAD	3,658,141
2.00%, 3/01/14	848,000		CAD	800,939
0.75%, 5/01/14	727,000		CAD	684,523
				5,143,603
Hungary 0.1%
[i]Hungary Treasury Bills, 1/08/14 - 6/25/14	52,530,000		HUF	233,819
Malaysia 5.7%
[i]Bank of Negara Monetary Notes, 12/05/13 - 10/28/14	84,109,000		MYR	25,817,345
[i]Malaysia Treasury Bill, 5/30/14	110,000		MYR	33,602
				25,850,947
Mexico 0.2%
[i]Mexico Treasury Bills, 1/09/14 - 4/30/14	1,527,060	[j]	MXN	1,153,523
Philippines 1.3%
[i]Philippine Treasury Bills, 12/11/13 - 11/05/14	255,745,000		PHP	5,846,419
Singapore 1.2%
[i]Monetary Authority of Singapore Treasury Bill, 2/03/14	455,000		SGD	362,434
[i]Singapore Treasury Bills, 2/07/14 - 5/30/14	6,448,000		SGD	5,134,537
				5,496,971
South Korea 0.1%
Korea Monetary Stabilization Bond, senior bond, 2.55%, 5/09/14	702,700,000		KRW	663,986

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Sweden 0.0%†
[i]Sweden Treasury Bill, 12/18/13	1,160,000	SEK	176,797
Total Foreign Government and Agency Securities (Cost $47,380,142)			46,250,226
Total Investments before Money Market Funds (Cost $340,344,258)			347,629,458
	Shares
Money Market Funds (Cost $104,127,869) 22.8%
United States 22.8%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	104,127,869		104,127,869
Total Investments (Cost $444,472,127) 98.8%			451,757,327
Other Assets, less Liabilities 1.2%			5,488,244
Net Assets 100.0%			$457,245,571

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2013, the aggregate value of these securities was $4,251,559, representing 0.93% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2013, the aggregate value of these securities was $38,530,768, representing 8.43% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in 100 Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i The security is traded on a discount basis with no stated coupon rate.
j Principal amount is stated in 10 Mexican Peso Units.
k Non-income producing.
l The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At November 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Indian Rupee	CITI	Sell	1,899,000	30,081		12/03/13	$-	$(321)
Indian Rupee	CITI	Buy	1,899,000	27,121		12/03/13	3,281	-
Malaysian Ringgit	JPHQ	Buy	1,085,000	350,633		12/04/13	-	(14,147)
Malaysian Ringgit	JPHQ	Sell	1,085,000	337,218		12/04/13	732	-
Chilean Peso	DBAB	Buy	19,120,000	38,012		12/05/13	-	(2,166)
Chilean Peso	DBAB	Buy	36,390,000	72,504		12/06/13	-	(4,289)
Euro	UBSW	Sell	142,592	187,194		12/09/13	-	(6,502)
Euro	HSBK	Sell	30,268	39,811		12/09/13	-	(1,304)
Indian Rupee	JPHQ	Buy	63,516,820	993,607		12/13/13	20,666	-
Mexican Peso	CITI	Buy	11,809,000	903,983		12/16/13	-	(4,211)
Swedish Krona	MSCO	Buy	2,569,200	293,174	EUR	12/16/13	-	(6,670)
Indian Rupee	JPHQ	Buy	3,179,000	45,531		12/18/13	5,168	-
Mexican Peso	CITI	Buy	5,661,490	422,673		12/23/13	8,475	-

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Singapore Dollar	DBAB	Buy	612,000	487,261		12/23/13	415	-
Indian Rupee	JPHQ	Buy	1,388,000	21,640		12/26/13	451	-
Indian Rupee	DBAB	Buy	20,664,000	321,126		12/26/13	7,756	-
Indian Rupee	JPHQ	Buy	1,954,000	30,586		12/31/13	472	-
Indian Rupee	DBAB	Buy	34,231,300	535,818		12/31/13	8,275	-
Indian Rupee	CITI	Buy	1,881,000	29,092		1/06/14	756	-
Indian Rupee	HSBK	Buy	3,471,000	54,154		1/06/14	924	-
Chilean Peso	DBAB	Buy	46,917,000	94,974		1/07/14	-	(7,324)
Euro	DBAB	Sell	722,726	949,807		1/07/14	-	(31,950)
Indian Rupee	DBAB	Buy	3,003,000	47,295		1/07/14	343	-
Indian Rupee	HSBK	Buy	52,200,000	822,244		1/07/14	5,828	-
Japanese Yen	DBAB	Sell	23,005,000	265,711		1/07/14	41,032	-
Chilean Peso	DBAB	Buy	27,470,000	55,585		1/08/14	-	(4,271)
Indian Rupee	DBAB	Buy	559,000	8,884		1/08/14	-	(18)
Malaysian Ringgit	DBAB	Buy	345,400	111,661		1/08/14	-	(4,543)
Swedish Krona	DBAB	Buy	15,800,000	1,833,585	EUR	1/09/14	-	(83,886)
Chilean Peso	DBAB	Buy	38,600,000	78,392		1/10/14	-	(6,302)
Japanese Yen	CITI	Sell	7,840,000	89,858		1/10/14	13,287	-
Mexican Peso	CITI	Buy	13,581,791	1,038,760		1/10/14	-	(5,917)
Chilean Peso	MSCO	Buy	36,800,000	74,774		1/13/14	-	(6,068)
Euro	UBSW	Sell	195,249	255,694		1/13/14	-	(9,536)
Euro	DBAB	Sell	86,000	113,941		1/14/14	-	(2,883)
Euro	JPHQ	Sell	22,549	29,522		1/14/14	-	(1,109)
Euro	CITI	Sell	32,570	43,318		1/14/14	-	(926)
Japanese Yen	UBSW	Sell	23,520,000	268,965		1/14/14	39,249	-
Indian Rupee	DBAB	Buy	3,601,000	57,541		1/15/14	-	(544)
Japanese Yen	HSBK	Sell	28,700,000	326,879		1/15/14	46,569	-
Japanese Yen	UBSW	Sell	37,130,000	418,361		1/16/14	55,715	-
Japanese Yen	DBAB	Sell	7,860,000	88,589		1/16/14	11,821	-
Malaysian Ringgit	JPHQ	Buy	99,000	32,263		1/16/14	-	(1,561)
Euro	DBAB	Sell	105,000	140,490		1/17/14	-	(2,145)
Indian Rupee	DBAB	Buy	5,436,000	86,728		1/17/14	-	(735)
Euro	BZWS	Sell	249,000	327,273		1/21/14	-	(10,978)
Indian Rupee	JPHQ	Buy	3,120,000	49,420		1/21/14	-	(119)
Euro	CITI	Sell	48,798	65,261		1/22/14	-	(1,028)
Euro	JPHQ	Sell	32,570	43,395		1/22/14	-	(850)
Indian Rupee	JPHQ	Buy	1,559,000	24,886		1/22/14	-	(258)
Indian Rupee	DBAB	Buy	1,094,000	17,460		1/22/14	-	(178)
Euro	DBAB	Sell	531,000	709,071		1/24/14	-	(12,263)
Singapore Dollar	JPHQ	Buy	410,000	330,645		1/24/14	-	(3,928)
Euro	BZWS	Sell	460,000	608,794		1/27/14	-	(16,094)
Euro	UBSW	Sell	57,624	76,765		1/27/14	-	(1,514)
Japanese Yen	UBSW	Sell	33,200,000	376,332		1/27/14	52,053	-
Euro	CITI	Sell	111,900	149,775		1/28/14	-	(2,236)
Japanese Yen	DBAB	Sell	31,548,058	352,295		1/28/14	44,151	-
Japanese Yen	HSBK	Sell	40,858,365	456,518		1/28/14	57,435	-
Chilean Peso	DBAB	Buy	24,250,000	49,424		1/29/14	-	(4,224)
Indian Rupee	HSBK	Buy	14,276,000	226,406		1/29/14	-	(1,322)
Chilean Peso	JPHQ	Buy	81,300,000	165,244		1/30/14	-	(13,720)
Malaysian Ringgit	JPHQ	Buy	314,000	101,095		1/30/14	-	(3,715)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Swedish Krona	UBSW	Buy	4,650,000	532,890	EUR	1/30/14	-	(15,846)
Chilean Peso	JPHQ	Buy	117,000,000	237,226		1/31/14	-	(19,187)
Chilean Peso	DBAB	Buy	48,500,000	98,527		1/31/14	-	(8,143)
Euro	DBAB	Sell	462,000	623,252		1/31/14	-	(4,357)
Chilean Peso	DBAB	Buy	45,250,000	91,618		2/03/14	-	(7,314)
Euro	UBSW	Sell	86,000	116,629		2/03/14	-	(199)
Chilean Peso	DBAB	Buy	68,600,000	139,473		2/04/14	-	(11,679)
Malaysian Ringgit	JPHQ	Buy	753,000	239,162		2/04/14	-	(5,637)
Chilean Peso	DBAB	Buy	33,200,000	67,425		2/06/14	-	(5,588)
Chilean Peso	DBAB	Buy	74,940,000	151,922		2/07/14	-	(12,356)
Singapore Dollar	HSBK	Buy	372,000	300,703		2/07/14	-	(4,263)
Singapore Dollar	DBAB	Buy	372,000	292,191		2/07/14	4,249	-
Chilean Peso	BZWS	Buy	48,400,000	91,632		2/10/14	-	(1,518)
Euro	HSBK	Sell	152,000	205,557		2/10/14	-	(933)
Euro	CITI	Sell	203,000	274,897		2/10/14	-	(876)
Euro	UBSW	Sell	152,000	205,796		2/10/14	-	(694)
Indian Rupee	DBAB	Buy	547,000	8,620		2/10/14	-	(22)
Japanese Yen	CITI	Sell	42,706,000	433,511		2/10/14	16,355	-
Chilean Peso	BZWS	Buy	33,500,000	67,924		2/11/14	-	(5,558)
Euro	DBAB	Sell	2,298,000	3,083,755		2/11/14	-	(38,052)
Euro	BZWS	Sell	493,000	666,092		2/11/14	-	(3,643)
Chilean Peso	DBAB	Buy	18,700,000	37,862		2/12/14	-	(3,052)
Indian Rupee	HSBK	Buy	590,000	9,170		2/12/14	99	-
Indian Rupee	DBAB	Buy	21,061,400	327,236		2/12/14	3,636	-
Japanese Yen	GSCO	Sell	49,397,000	532,181		2/12/14	49,662	-
Singapore Dollar	BZWS	Buy	105,482	83,135		2/12/14	922	-
Euro	UBSW	Sell	327,000	438,605		2/13/14	-	(5,622)
Indian Rupee	HSBK	Buy	60,215,065	925,880		2/13/14	19,848	-
Indian Rupee	JPHQ	Buy	63,516,820	977,250		2/13/14	20,335	-
Chilean Peso	MSCO	Buy	46,470,000	94,002		2/14/14	-	(7,514)
Chilean Peso	DBAB	Buy	17,300,000	35,093		2/14/14	-	(2,895)
Mexican Peso	MSCO	Buy	8,240,820	625,584		2/14/14	-	(582)
Chilean Peso	DBAB	Buy	18,500,000	37,523		2/18/14	-	(3,104)
Indian Rupee	JPHQ	Buy	2,242,000	34,216		2/18/14	951	-
Indian Rupee	HSBK	Buy	59,357,090	906,153		2/18/14	24,904	-
Indian Rupee	DBAB	Buy	57,061,432	870,443		2/18/14	24,606	-
Japanese Yen	JPHQ	Sell	8,460,000	90,894		2/18/14	8,253	-
Japanese Yen	GSCO	Sell	4,527,440	48,640		2/18/14	4,414	-
Malaysian Ringgit	HSBK	Buy	1,364,326	404,604		2/18/14	18,508	-
Singapore Dollar	HSBK	Buy	227,500	179,984		2/18/14	1,309	-
Euro	JPHQ	Sell	388,000	518,554		2/19/14	-	(8,547)
Euro	BZWS	Sell	695,000	927,714		2/20/14	-	(16,452)
Indian Rupee	DBAB	Buy	1,365,000	21,207		2/20/14	193	-
Chilean Peso	JPHQ	Buy	18,900,000	38,415		2/21/14	-	(3,262)
Euro	GSCO	Sell	198,000	265,043		2/21/14	-	(3,943)
Chilean Peso	JPHQ	Buy	32,200,000	65,321		2/24/14	-	(5,447)
Chilean Peso	MSCO	Buy	22,850,000	46,222		2/24/14	-	(3,734)
Japanese Yen	HSBK	Sell	32,060,000	343,071		2/24/14	29,885	-
Chilean Peso	DBAB	Buy	16,920,000	34,209		2/25/14	-	(2,751)
Japanese Yen	JPHQ	Sell	32,100,000	346,269		2/25/14	32,690	-

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Chilean Peso	MSCO	Buy	22,000,000	44,476		2/26/14	-	(3,576)
Chilean Peso	DBAB	Buy	11,480,000	23,192		2/26/14	-	(1,850)
Euro	BZWS	Sell	376,233	501,576		2/26/14	-	(9,546)
Euro	UBSW	Sell	125,681	167,954		2/26/14	-	(2,787)
Indian Rupee	DBAB	Buy	20,664,000	322,407		2/26/14	1,059	-
Japanese Yen	UBSW	Sell	23,295,000	236,594		2/26/14	9,028	-
Chilean Peso	DBAB	Buy	14,200,000	28,710		2/27/14	-	(2,314)
Euro	DBAB	Sell	405,710	536,560		2/27/14	-	(14,609)
Euro	BZWS	Sell	344,882	460,675		2/27/14	-	(7,857)
Indian Rupee	DBAB	Buy	53,849,800	839,920		2/27/14	2,806	-
Indian Rupee	HSBK	Buy	20,370,000	317,552		2/27/14	1,230	-
Japanese Yen	BZWS	Sell	17,800,000	190,130		2/27/14	16,244	-
Malaysian Ringgit	HSBK	Buy	123,600	36,841		2/27/14	1,491	-
Singapore Dollar	HSBK	Buy	8,085,861	6,525,066		2/27/14	-	(81,429)
Singapore Dollar	DBAB	Buy	487,000	380,826		2/27/14	7,265	-
Chilean Peso	JPHQ	Buy	18,000,000	36,389		2/28/14	-	(2,933)
Chilean Peso	DBAB	Buy	14,200,000	28,671		2/28/14	-	(2,277)
Euro	UBSW	Sell	237,212	317,689		2/28/14	-	(4,571)
Indian Rupee	JPHQ	Buy	4,131,500	64,727		2/28/14	-	(87)
Indian Rupee	DBAB	Buy	1,705,000	26,684		2/28/14	-	(8)
Indian Rupee	JPHQ	Buy	6,547,500	102,084		2/28/14	355	-
Mexican Peso	MSCO	Buy	4,153,100	312,310		2/28/14	2,353	-
Singapore Dollar	DBAB	Buy	187,500	151,491		2/28/14	-	(2,071)
Singapore Dollar	DBAB	Buy	187,500	146,222		2/28/14	3,198	-
Singapore Dollar	BZWS	Buy	2,020,036	1,575,937		2/28/14	33,837	-
Swedish Krona	UBSW	Buy	3,760,000	430,586	EUR	2/28/14	-	(12,726)
Chilean Peso	DBAB	Buy	2,750,000	5,556		3/03/14	-	(446)
Euro	DBAB	Sell	194,873	256,404		3/03/14	-	(8,338)
Indian Rupee	CITI	Buy	1,899,000	29,337		3/03/14	351	-
Indian Rupee	HSBK	Buy	28,986,500	447,530		3/03/14	5,630	-
Japanese Yen	JPHQ	Sell	33,100,000	363,992		3/03/14	40,633	-
Polish Zloty	DBAB	Buy	2,370,000	546,889	EUR	3/03/14	18,392	-
Japanese Yen	UBSW	Sell	36,900,000	401,392		3/04/14	40,908	-
Japanese Yen	HSBK	Sell	33,100,000	363,537		3/04/14	40,176	-
Malaysian Ringgit	JPHQ	Buy	770,000	230,449		3/04/14	8,347	-
Chilean Peso	BZWS	Buy	53,000,000	107,017		3/05/14	-	(8,558)
Chilean Peso	DBAB	Buy	2,750,000	5,541		3/05/14	-	(432)
Euro	DBAB	Sell	62,000	80,755		3/05/14	-	(3,475)
Chilean Peso	DBAB	Buy	46,380,000	93,650		3/07/14	-	(7,507)
Euro	DBAB	Sell	2,120,000	2,774,868		3/07/14	-	(105,255)
Euro	BZWS	Sell	414,214	541,974		3/07/14	-	(20,756)
Chilean Peso	MSCO	Buy	8,800,000	17,778		3/10/14	-	(1,439)
Euro	BZWS	Sell	455,012	592,762		3/10/14	-	(25,397)
Euro	CITI	Sell	268,000	350,129		3/10/14	-	(13,964)
Euro	MSCO	Sell	202,000	263,964		3/10/14	-	(10,465)
Euro	HSBK	Sell	71,000	92,655		3/10/14	-	(3,802)
Mexican Peso	HSBK	Buy	25,865,900	1,968,935		3/10/14	-	(10,740)
Malaysian Ringgit	HSBK	Buy	3,220,478	1,016,308		3/11/14	-	(17,556)
Singapore Dollar	CITI	Buy	1,986,247	1,595,802		3/11/14	-	(12,915)
Chilean Peso	JPHQ	Buy	3,923,654,400	7,490,749		3/12/14	-	(207,203)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Malaysian Ringgit	JPHQ	Buy	827,010	261,142		3/12/14	-	(4,665)
Chilean Peso	DBAB	Buy	45,131,875	91,249		3/13/14	-	(7,479)
Euro	JPHQ	Sell	418,000	550,957		3/13/14	-	(16,922)
Japanese Yen	JPHQ	Sell	172,858,450	1,806,348		3/14/14	117,548	-
Mexican Peso	CITI	Buy	3,216,100	244,323		3/14/14	-	(924)
Singapore Dollar	HSBK	Buy	648,300	519,804		3/14/14	-	(3,155)
Euro	DBAB	Sell	563,000	730,813		3/17/14	-	(34,063)
Euro	BZWS	Sell	132,892	172,928		3/17/14	-	(7,615)
Japanese Yen	CITI	Sell	18,818,061	196,564		3/17/14	12,711	-
Chilean Peso	JPHQ	Buy	697,200,000	1,412,480		3/18/14	-	(119,088)
Euro	CITI	Sell	98,445	127,800		3/18/14	-	(5,945)
Malaysian Ringgit	DBAB	Buy	1,065,198	319,975		3/18/14	10,370	-
Hungary Forint	DBAB	Buy	166,328,700	526,728	EUR	3/19/14	29,398	-
Hungary Forint	JPHQ	Buy	49,849,400	158,018	EUR	3/19/14	8,599	-
Japanese Yen	CITI	Sell	16,634,000	174,224		3/19/14	11,707	-
Japanese Yen	MSCO	Sell	23,490,000	245,544		3/19/14	16,043	-
Singapore Dollar	CITI	Buy	12,226,774	9,800,000		3/19/14	-	(56,015)
Singapore Dollar	HSBK	Buy	650,000	521,021		3/19/14	-	(3,011)
Singapore Dollar	JPHQ	Buy	404,000	315,320		3/19/14	6,644	-
Singapore Dollar	DBAB	Buy	568,400	445,650		3/19/14	7,330	-
Hungary Forint	JPHQ	Buy	83,399,000	263,362	EUR	3/20/14	15,730	-
Chilean Peso	JPHQ	Buy	19,100,000	38,625		3/21/14	-	(3,203)
Euro	DBAB	Sell	236,000	306,210		3/21/14	-	(14,416)
Euro	BZWS	Sell	81,680	106,070		3/21/14	-	(4,899)
Hungary Forint	JPHQ	Buy	82,952,000	263,365	EUR	3/21/14	13,703	-
Mexican Peso	CITI	Buy	9,393,800	688,978		3/24/14	21,396	-
Japanese Yen	BZWS	Sell	13,651,450	143,927		3/25/14	10,545	-
Euro	DBAB	Sell	202,000	262,449		3/26/14	-	(11,988)
Euro	CITI	Sell	179,804	233,871		3/26/14	-	(10,410)
Malaysian Ringgit	DBAB	Buy	151,000	47,577		3/26/14	-	(748)
Malaysian Ringgit	HSBK	Buy	144,000	45,349		3/26/14	-	(691)
Euro	BZWS	Sell	905,000	1,222,067		3/27/14	-	(7,464)
Euro	DBAB	Sell	41,097	52,991		3/31/14	-	(2,843)
Euro	DBAB	Sell	135,917	174,674		4/03/14	-	(9,985)
Hungary Forint	DBAB	Buy	154,700,000	632,901		4/03/14	59,417	-
Euro	DBAB	Sell	480,000	617,832		4/04/14	-	(34,304)
Euro	BZWS	Sell	212,293	273,232		4/07/14	-	(15,195)
Euro	HSBK	Sell	396,000	517,521		4/10/14	-	(20,498)
Euro	DBAB	Sell	541,689	708,935		4/11/14	-	(27,022)
Euro	UBSW	Sell	198,000	259,232		4/11/14	-	(9,778)
Chilean Peso	MSCO	Buy	183,130,000	374,384		4/14/14	-	(35,636)
Euro	JPHQ	Sell	450,000	589,812		4/14/14	-	(21,577)
Euro	DBAB	Sell	170,000	223,618		4/15/14	-	(7,352)
Euro	HSBK	Sell	507,192	663,879		4/16/14	-	(25,216)
Chilean Peso	MSCO	Buy	164,090,000	333,144		4/21/14	-	(29,842)
Euro	JPHQ	Sell	4,457,929	5,842,625		4/22/14	-	(214,192)
Euro	DBAB	Sell	4,203,000	5,504,249		4/22/14	-	(206,206)
Euro	BZWS	Sell	208,570	274,683		4/22/14	-	(8,694)
Japanese Yen	CITI	Sell	20,800,000	212,559		4/22/14	9,296	-
Euro	DBAB	Sell	623,000	816,566		4/23/14	-	(29,882)

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Euro	BZWS	Sell	796,633	1,040,562		4/25/14	-	(41,798)
Chilean Peso	JPHQ	Buy	103,971,000	209,302		4/28/14	-	(17,267)
Euro	DBAB	Sell	1,228,000	1,630,317		4/30/14	-	(38,143)
Euro	BZWS	Sell	201,960	263,397		4/30/14	-	(11,003)
Euro	BZWS	Sell	737,531	977,553		5/05/14	-	(24,525)
Euro	GSCO	Sell	1,104,872	1,453,570		5/07/14	-	(47,618)
Euro	BZWS	Sell	379,000	497,381		5/07/14	-	(17,566)
Euro	GSCO	Sell	616,000	806,720		5/08/14	-	(30,240)
Chilean Peso	MSCO	Buy	18,800,000	38,134		5/12/14	-	(3,462)
Euro	GSCO	Sell	379,000	500,716		5/12/14	-	(14,235)
Euro	UBSW	Sell	190,000	250,871		5/12/14	-	(7,284)
Japanese Yen	CITI	Sell	42,707,000	432,884		5/12/14	15,484	-
Euro	CITI	Sell	504,830	666,300		5/13/14	-	(19,619)
Euro	GSCO	Sell	364,000	486,777		5/13/14	-	(7,794)
Japanese Yen	UBSW	Sell	42,686,000	431,019		5/13/14	13,822	-
Japanese Yen	GSCO	Sell	57,105,000	576,719		5/13/14	18,596	-
Japanese Yen	CITI	Sell	42,685,000	424,279		5/14/14	7,089	-
Euro	BZWS	Sell	896,946	1,185,154		5/16/14	-	(33,545)
Singapore Dollar	DBAB	Buy	227,500	179,402		5/19/14	1,927	-
Euro	GSCO	Sell	2,787,000	3,611,255		5/20/14	-	(175,526)
Euro	BZWS	Sell	405,000	521,336		5/21/14	-	(28,951)
Mexican Peso	DBAB	Buy	14,550,000	1,146,166		5/21/14	-	(50,917)
Malaysian Ringgit	HSBK	Buy	17,700	5,749		5/22/14	-	(260)
Euro	JPHQ	Sell	543,898	703,211		5/23/14	-	(35,804)
Mexican Peso	HSBK	Buy	8,043,980	633,359		5/23/14	-	(27,946)
Malaysian Ringgit	HSBK	Buy	72,700	23,507		5/28/14	-	(961)
Mexican Peso	HSBK	Buy	7,191,663	526,360		5/29/14	14,646	-
Euro	GSCO	Sell	5,328,000	6,869,657		5/30/14	-	(369,803)
Malaysian Ringgit	JPHQ	Buy	1,085,000	334,433		5/30/14	1,950	-
Swedish Krona	BZWS	Buy	446,080	51,531	EUR	6/03/14	-	(2,253)
Euro	MSCO	Sell	2,850,000	3,715,579		6/05/14	-	(156,943)
Euro	BZWS	Sell	102,650	134,107		6/05/14	-	(5,372)
Euro	DBAB	Sell	340,000	448,453		6/06/14	-	(13,533)
Euro	GSCO	Sell	265,800	348,777		6/09/14	-	(12,390)
Mexican Peso	CITI	Buy	9,726,730	734,914		6/09/14	-	(3,877)
Mexican Peso	CITI	Buy	9,716,000	732,973		6/10/14	-	(2,805)
Swedish Krona	DBAB	Buy	4,700,000	539,114	EUR	6/10/14	-	(18,657)
Euro	GSCO	Sell	399,000	528,635		6/11/14	-	(13,527)
Swedish Krona	MSCO	Buy	1,496,000	170,416	EUR	6/11/14	-	(4,337)
Mexican Peso	CITI	Buy	19,757,860	1,492,793		6/12/14	-	(8,216)
Swedish Krona	MSCO	Buy	4,843,300	550,770	EUR	6/12/14	-	(12,764)
Euro	DBAB	Sell	386,000	512,512		6/13/14	-	(11,989)
Mexican Peso	CITI	Buy	12,302,700	918,640		6/13/14	5,690	-
Swedish Krona	BZWS	Buy	2,847,000	321,942	EUR	6/13/14	-	(5,051)
Swedish Krona	MSCO	Buy	778,000	88,129	EUR	6/13/14	-	(1,586)
Japanese Yen	CITI	Sell	9,278,000	97,663		6/16/14	6,960	-
Swedish Krona	MSCO	Buy	2,491,900	284,003	EUR	6/16/14	-	(7,459)
Chilean Peso	DBAB	Buy	276,100,000	537,160		6/19/14	-	(30,038)
Mexican Peso	CITI	Buy	7,642,000	574,120		6/20/14	-	(297)
Singapore Dollar	HSBK	Buy	489,000	388,403		6/20/14	1,390	-

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
South Korean Won	DBAB	Buy	1,307,000,000	1,118,720		6/27/14	102,354	-
Swedish Krona	CITI	Buy	4,902,115	552,024	EUR	6/27/14	-	(5,806)
Japanese Yen	BZWS	Sell	63,037,000	647,862		6/30/14	31,529	-
Swedish Krona	DBAB	Buy	929,000	106,628	EUR	6/30/14	-	(3,848)
Swedish Krona	UBSW	Buy	1,661,000	187,487	EUR	6/30/14	-	(2,587)
Chilean Peso	DBAB	Buy	226,696,000	431,966		7/01/14	-	(16,127)
Malaysian Ringgit	HSBK	Buy	2,920,700	901,840		7/07/14	-	(1,566)
Mexican Peso	CITI	Buy	13,138,239	989,869		7/10/14	-	(4,995)
Euro	UBSW	Sell	660,000	861,904		7/16/14	-	(34,992)
Euro	MSCO	Sell	356,000	464,441		7/16/14	-	(19,339)
Euro	BZWS	Sell	212,000	277,169		7/16/14	-	(10,925)
Polish Zloty	DBAB	Buy	16,623,100	3,761,138	EUR	7/16/14	184,225	-
Malaysian Ringgit	DBAB	Buy	18,003,280	5,554,682		7/17/14	-	(13,793)
Mexican Peso	DBAB	Buy	32,003,472	2,432,910		7/17/14	-	(35,257)
Singapore Dollar	DBAB	Buy	3,915,648	3,099,049		7/17/14	22,468	-
Swedish Krona	DBAB	Buy	22,101,574	2,508,208	EUR	7/17/14	-	(54,110)
Euro	BZWS	Sell	332,000	436,663		7/18/14	-	(14,505)
Philippine Peso	DBAB	Buy	90,804,000	2,096,461		7/18/14	-	(3,045)
South Korean Won	DBAB	Buy	9,043,327,000	7,963,830		7/18/14	478,110	-
Euro	DBAB	Sell	1,480,000	1,952,076		7/21/14	-	(59,173)
Euro	MSCO	Sell	388,000	508,257		7/22/14	-	(19,018)
Euro	DBAB	Sell	183,000	240,063		7/22/14	-	(8,626)
Euro	DBAB	Sell	344,770	453,034		7/23/14	-	(15,494)
Euro	DBAB	Sell	69,825	92,455		7/25/14	-	(2,435)
Euro	CITI	Sell	311,346	412,323		7/28/14	-	(10,789)
Euro	BZWS	Sell	152,000	201,309		7/28/14	-	(5,256)
Chilean Peso	MSCO	Buy	22,871,000	43,222		7/29/14	-	(1,395)
Euro	BZWS	Sell	119,968	159,035		7/29/14	-	(4,000)
Euro	DBAB	Sell	29,935	39,674		7/29/14	-	(1,007)
Japanese Yen	BZWS	Sell	37,960,000	382,438		7/29/14	11,198	-
Chilean Peso	MSCO	Buy	35,230,000	66,216		7/31/14	-	(1,800)
Euro	JPHQ	Sell	1,228,000	1,632,522		7/31/14	-	(36,317)
Euro	UBSW	Sell	1,229,000	1,635,676		8/01/14	-	(34,526)
Euro	HSBK	Sell	1,228,000	1,627,628		8/04/14	-	(41,229)
Euro	BZWS	Sell	97,592	129,588		8/04/14	-	(3,040)
Euro	BZWS	Sell	736,000	976,113		8/05/14	-	(24,117)
Euro	JPHQ	Sell	743,700	983,694		8/06/14	-	(27,003)
Japanese Yen	MSCO	Sell	16,900,000	170,780		8/06/14	5,490	-
Malaysian Ringgit	HSBK	Buy	2,236,000	674,062		8/06/14	12,030	-
Euro	CITI	Sell	107,290	142,835		8/08/14	-	(2,974)
Chilean Peso	BZWS	Buy	48,400,000	89,954		8/11/14	-	(1,563)
Chilean Peso	JPHQ	Buy	31,400,000	58,906		8/11/14	-	(1,562)
Euro	JPHQ	Sell	680,100	905,635		8/11/14	-	(18,642)
Euro	DBAB	Sell	513,000	684,009		8/11/14	-	(13,174)
Euro	CITI	Sell	30,529	40,679		8/11/14	-	(810)
Euro	GSCO	Sell	191,000	255,718		8/12/14	-	(3,857)
Singapore Dollar	DBAB	Buy	741,000	585,493		8/12/14	5,273	-
South Korean Won	HSBK	Buy	440,000,000	37,409,876	JPY	8/12/14	44,440	-
Euro	MSCO	Sell	217,000	287,957		8/15/14	-	(6,956)
Singapore Dollar	BZWS	Buy	303,000	238,583		8/18/14	2,990	-

Templeton Income Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Euro	BZWS	Sell	781,000	1,034,942		8/19/14	-	(26,484)
Japanese Yen	DBAB	Sell	16,770,000	170,849		8/19/14	6,813	-
Singapore Dollar	HSBK	Buy	227,500	179,473		8/19/14	1,906	-
Singapore Dollar	DBAB	Buy	227,500	179,445		8/19/14	1,935	-
Chilean Peso	MSCO	Buy	17,610,000	33,091		8/20/14	-	(962)
Euro	JPHQ	Sell	868,000	1,159,683		8/20/14	-	(19,985)
Euro	DBAB	Sell	438,000	584,967		8/20/14	-	(10,303)
Japanese Yen	JPHQ	Sell	22,704,000	233,550		8/20/14	11,469	-
Japanese Yen	HSBK	Sell	34,880,000	359,588		8/20/14	18,405	-
Euro	JPHQ	Sell	340,000	454,510		8/21/14	-	(7,573)
Japanese Yen	BZWS	Sell	7,521,000	77,568		8/22/14	3,999	-
Mexican Peso	HSBK	Buy	8,229,279	613,196		8/22/14	1,478	-
Polish Zloty	DBAB	Buy	2,650,043	612,415	EUR	8/22/14	9,966	-
Euro	BZWS	Sell	237,520	318,417		8/25/14	-	(4,392)
Japanese Yen	HSBK	Sell	14,916,000	153,156		8/25/14	7,247	-
Japanese Yen	DBAB	Sell	7,432,000	76,472		8/25/14	3,772	-
Japanese Yen	CITI	Sell	15,026,000	154,682		8/25/14	7,697	-
Japanese Yen	BZWS	Sell	23,333,000	237,365		8/26/14	9,119	-
Japanese Yen	JPHQ	Sell	14,994,000	152,531		8/26/14	5,858	-
Malaysian Ringgit	HSBK	Buy	72,400	21,496		8/26/14	652	-
Swedish Krona	DBAB	Buy	77,485,470	8,818,680	EUR	8/26/14	-	(235,334)
Euro	JPHQ	Sell	55,232	73,858		8/27/14	-	(1,207)
Japanese Yen	JPHQ	Sell	22,517,000	228,454		8/27/14	8,188	-
Japanese Yen	HSBK	Sell	27,402,000	277,666		8/27/14	9,614	-
Japanese Yen	DBAB	Sell	17,053,000	172,776		8/27/14	5,960	-
Mexican Peso	HSBK	Buy	8,254,764	613,213		8/27/14	3,110	-
Singapore Dollar	DBAB	Buy	487,000	380,975		8/27/14	7,306	-
Euro	DBAB	Sell	94,076	125,629		8/29/14	-	(2,230)
Japanese Yen	JPHQ	Sell	24,149,000	248,537		8/29/14	12,302	-
Mexican Peso	HSBK	Buy	9,133,350	667,301		8/29/14	14,510	-
Polish Zloty	DBAB	Buy	1,727,633	397,294	EUR	8/29/14	8,909	-
Swedish Krona	DBAB	Buy	31,900,000	3,628,257	EUR	8/29/14	-	(94,111)
Euro	DBAB	Sell	153,000	202,618		9/03/14	-	(5,328)
Mexican Peso	HSBK	Buy	5,527,700	403,393		9/03/14	9,088	-
Euro	DBAB	Sell	399,000	526,556		9/05/14	-	(15,738)
Polish Zloty	DBAB	Buy	6,080,000	1,392,515	EUR	9/05/14	38,187	-
Japanese Yen	BZWS	Sell	18,748,705	190,458		9/18/14	7,014	-
Euro	BZWS	Sell	60,021	80,188		9/19/14	-	(1,393)
Euro	DBAB	Sell	822,000	1,115,306		9/23/14	-	(1,974)
Hungary Forint	JPHQ	Buy	81,867,000	270,054	EUR	9/23/14	-	(4,168)
Euro	BZWS	Sell	144,692	195,878		9/24/14	-	(791)
Hungary Forint	JPHQ	Buy	65,535,000	213,999	EUR	9/25/14	-	(410)
Euro	DBAB	Sell	382,000	515,480		9/26/14	-	(3,748)
Malaysian Ringgit	DBAB	Buy	209,000	63,944		9/26/14	293	-
Malaysian Ringgit	HSBK	Buy	217,000	66,351		9/26/14	344	-
South Korean Won	HSBK	Buy	871,000,000	796,889		9/26/14	14,008	-
Euro	BZWS	Sell	905,000	1,222,610		9/29/14	-	(7,512)
Japanese Yen	JPHQ	Sell	18,778,488	191,120		9/29/14	7,364	-
Euro	DBAB	Sell	2,210,000	2,984,318		9/30/14	-	(19,636)
Euro	GSCO	Sell	600,000	809,586		9/30/14	-	(5,967)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Euro	HSBK	Sell	810,000	1,095,031	9/30/14	-	(5,966)
Japanese Yen	JPHQ	Sell	4,170,000	42,291	9/30/14	1,485	-
Euro	DBAB	Sell	5,674,000	7,701,888	10/03/14	-	(10,608)
Euro	DBAB	Sell	780,000	1,061,190	10/07/14	945	-
Euro	JPHQ	Sell	430,000	586,419	10/07/14	1,925	-
Euro	DBAB	Sell	1,740,000	2,363,581	10/09/14	-	(1,598)
Euro	GSCO	Sell	195,000	264,917	10/09/14	-	(146)
Euro	JPHQ	Sell	193,000	261,213	10/14/14	-	(1,136)
Mexican Peso	DBAB	Buy	46,934,000	3,466,322	10/14/14	24,447	-
Euro	HSBK	Sell	170,000	230,865	10/20/14	-	(225)
Malaysian Ringgit	JPHQ	Buy	433,000	133,844	10/20/14	-	(275)
Japanese Yen	BZWS	Sell	20,800,000	213,290	10/22/14	9,706	-
Malaysian Ringgit	HSBK	Buy	389,000	121,290	10/22/14	-	(1,257)
Chilean Peso	CITI	Buy	167,590,000	321,670	10/24/14	-	(17,897)
Malaysian Ringgit	DBAB	Buy	278,000	86,322	10/24/14	-	(514)
Malaysian Ringgit	HSBK	Buy	186,060	57,461	10/24/14	-	(32)
Euro	BZWS	Sell	104,786	144,271	10/27/14	1,827	-
Euro	DBAB	Sell	306,000	422,265	10/29/14	6,290	-
Euro	GSCO	Sell	289,000	398,762	10/29/14	5,897	-
Chilean Peso	DBAB	Buy	17,020,200	32,286	10/31/14	-	(1,457)
Euro	DBAB	Sell	572,116	790,098	10/31/14	12,361	-
Malaysian Ringgit	JPHQ	Buy	267,000	83,490	10/31/14	-	(989)
Euro	DBAB	Sell	36,060	49,620	11/03/14	600	-
Euro	BZWS	Sell	254,534	344,232	11/05/14	-	(1,789)
Euro	DBAB	Sell	148,000	200,147	11/05/14	-	(1,048)
Japanese Yen	CITI	Sell	15,120,000	154,232	11/05/14	6,222	-
Japanese Yen	BZWS	Sell	15,100,000	153,987	11/05/14	6,173	-
Japanese Yen	UBSW	Sell	30,300,000	309,784	11/05/14	13,176	-
Euro	DBAB	Sell	113,000	152,985	11/10/14	-	(633)
Japanese Yen	CITI	Sell	34,542,911	351,367	11/10/14	13,208	-
Euro	JPHQ	Sell	1,121,018	1,494,810	11/12/14	-	(29,172)
Japanese Yen	HSBK	Sell	15,273,000	154,899	11/12/14	5,380	-
Japanese Yen	JPHQ	Sell	33,933,000	343,139	11/13/14	10,940	-
Japanese Yen	MSCO	Sell	6,000,000	60,384	11/14/14	1,644	-
Euro	DBAB	Sell	1,328,838	1,786,251	11/17/14	-	(20,287)
Euro	MSCO	Sell	217,000	292,035	11/17/14	-	(2,974)
Japanese Yen	CITI	Sell	44,512,000	449,525	11/17/14	13,743	-
Japanese Yen	UBSW	Sell	34,402,400	347,085	11/17/14	10,278	-
Euro	DBAB	Sell	431,774	581,556	11/19/14	-	(5,440)
Japanese Yen	DBAB	Sell	23,793,000	238,025	11/19/14	5,082	-
Japanese Yen	CITI	Sell	29,454,000	294,841	11/19/14	6,474	-
Malaysian Ringgit	DBAB	Buy	498,560	152,994	11/19/14	1,504	-
Euro	JPHQ	Sell	1,446,631	1,958,129	11/20/14	-	(8,568)
Euro	DBAB	Sell	430,000	581,941	11/20/14	-	(2,646)
Japanese Yen	CITI	Sell	33,082,000	331,949	11/20/14	8,058	-
Japanese Yen	JPHQ	Sell	21,372,000	214,298	11/20/14	5,054	-
Japanese Yen	HSBK	Sell	6,209,000	62,270	11/20/14	1,480	-
Malaysian Ringgit	HSBK	Buy	324,000	99,509	11/20/14	909	-
Euro	DBAB	Sell	13,877	18,803	11/28/14	-	(64)
Unrealized appreciation (depreciation)						2,668,395	(4,577,323)

Templeton Income Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Net unrealized appreciation (depreciation)						$(1,908,928)

* In U.S. dollars unless otherwise indicated.

At November 30, 2013, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts

	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.523%	DBAB	3/28/21	$1,150,000	$-	$(106,408)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.775%	DBAB	10/04/23	4,090,000	-	(314)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.795%	DBAB	10/04/23	4,090,000	-	(7,826)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.765%	HSBK	10/07/23	4,090,000	5,314	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.668%	DBAB	10/04/43	1,990,000	27,739	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.687%	DBAB	10/04/43	1,990,000	20,579	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.675%	HSBK	10/07/43	1,990,000	25,604	-
OTC Swaps unrealized appreciation (depreciation)				$79,236	$(114,548)
Net unrealized appreciation (depreciation)					$(35,312)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
MSCO	-	Morgan Stanley and Co. Inc.
UBSW	-	UBS AG

Currency

BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	-	Euro
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
SEK	-	Swedish Krona
SGD	- Singapore Dollar

Selected Portfolio

FRN	-	Floating Rate Note

Templeton Income Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of five funds (Funds). Effective September 20, 2013, the Trust began offering shares of the Templeton Constrained Bond Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivatives listed on an exchange are valued at the official closing price of the day.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

The Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The following funds have invested in derivatives during the period.

Templeton Constrained Bond Fund – Forwards

Templeton Emerging Markets Bond Fund – Forwards, swaps Templeton Global Bond Fund – Forwards, swaps Templeton Global Total Return Fund - Forwards, swaps Templeton International Bond Fund – Forwards, swaps

4. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton
	Templeton	Emerging	Templeton
	Constrained	Markets Bond	Global Bond
	Bond Fund	Fund	Fund

Cost of investments	$9,799,473	$12,444,604	$67,531,060,659

Unrealized appreciation	$50,836	$181,630	$2,806,712,222
Unrealized depreciation	(72,815)	(552,772)	(1,450,573,005)
Net unrealized appreciation (depreciation)	$(21,979)	$(371,142)	$1,356,139,217

	Templeton	Templeton
	Global Total	International
	Return Fund	Bond Fund

Cost of investments	$7,486,098,592	$446,722,386

Unrealized appreciation	$260,168,271	$13,867,385
Unrealized depreciation	(204,419,283)	(8,832,444)
Net unrealized appreciation (depreciation)	$55,748,988	$5,034,941

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2013, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Constrained Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$2,960,055	$-	$2,960,055
Short Term Investments	1,451,779	5,365,660	-	6,817,439
Total Investments in Securities	$1,451,779	$8,325,715	$-	$9,777,494

Forward Exchange Contracts	$-	$57,282	$-	$57,282

Liabilities:
Forward Exchange Contracts	-	51,360	-	51,360

Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$7,754,937	$-	$7,754,937
Quasi-Sovereign and Corporate Bonds[a]	-	1,159,258	-	1,159,258
Short Term Investments	1,864,907	1,294,360	-	3,159,267
Total Investments in Securities	$1,864,907	$10,208,555	$-	$12,073,462
Forward Exchange Contracts	$-	$71,475	$-	$71,475

Liabilities:
Swap Contracts	-	22,296	-	22,296
Forward Exchange Contracts	-	104,370	-	104,370

Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$53,231,021,761	$-		$53,231,021,761
Quasi-Sovereign and Corporate Bonds[a]	-	614,849,628	-		614,849,628
Municipal Bonds	-	21,226,554	-		21,226,554
Short Term Investments	9,605,500,297	5,414,601,636	-		15,020,101,933
Total Investments in Securities	$9,605,500,297	$59,281,699,579	$-		$68,887,199,876
Forward Exchange Contracts	$-	$1,252,050,728	$-		$1,252,050,728

Liabilities:
Swap Contracts	-	186,267,130	-		186,267,130
Forward Exchange Contracts	-	912,882,772	-		912,882,772

Templeton Global Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[b]
United Kingdom	$-	$2,822,762	$-		$2,822,762
United States	617,320	921,750	-	c	1,539,070
Convertible Bonds	-	47,827,680	-		47,827,680
Foreign Government and Agency Securities[a]	-	4,931,896,619	-		4,931,896,619
Quasi-Sovereign and Corporate Bonds[a]	-	1,009,252,854	-		1,009,252,854
Credit-Linked Notes[a]	-	10,745,942	-		10,745,942
Senior Floating Rate Interests[a]	-	2,715,653	21,564		2,737,217
Short Term Investments	868,180,863	666,844,573	-		1,535,025,436
Total Investments in Securities	$868,798,183	$6,673,027,833	$21,564		$7,541,847,580

Swap Contracts	$-	$2,002,917	$-		$2,002,917
Forward Exchange Contracts	-	105,060,530	-		105,060,530

Liabilities:
Swap Contracts	-	10,093,812	-		10,093,812
Forward Exchange Contracts	-	90,427,754	-		90,427,754

Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$301,182,278	$-		$301,182,278
Quasi-Sovereign and Corporate Bonds[a]	-	196,954	-		196,954
Short Term Investments	104,127,869	46,250,226	-		150,378,095
Total Investments in Securities	$104,127,869	$347,629,458	$-		$451,757,327
Swap Contracts	$-	$79,236	$-		$79,236
Forward Exchange Contracts	-	2,668,395	-		2,668,395

Liabilities:
Swap Contracts	-	114,548	-		114,548
Forward Exchange Contracts	-	4,577,323	-		4,577,323

a For detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at November 30, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2014